File No. 333-01087
                                                               File No. 811-7547
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-4


REGISTRATION  STATEMENT  UNDER  THE SECURITIES ACT OF 1933                 [ ]
      Pre-Effective   Amendment  No.                                       [ ]
      Post-Effective  Amendment  No. 9                                     [X]
REGISTRATION  STATEMENT  UNDER  THE INVESTMENT COMPANY ACT OF 1940         [ ]
      Amendment  No. 14                                                    [X]

                        (Check appropriate box or boxes.)

     Valley Forge Life Insurance Company Variable Annuity Separate Account
     ---------------------------------------------------------------------
     (Exact Name of Registrant)

     Valley Forge Life Insurance Company
     -----------------------------------
     (Name of Depositor)

     CNA Plaza, 43 South, Chicago, Illinois                         60685

     ------------------------------------------------------------   ----------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code (312) 822-6597

  Name and Address of Agent for Service
          Jonathan D. Kantor
          Executive Vice President, General
          Counsel and Secretary
          Valley Forge Life Insurance Company
          CNA Plaza, 43 South
          Chicago, Illinois 60685

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          4401 West Tradewinds Avenue
          Suite 207
          Lauderdale by the Sea, FL  33308
          (954) 771-7909

It is proposed that this filing will become effective (check appropriate box)

    [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

    [X] on May 1, 2002 pursuant to paragraph (b) of Rule 485

    [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

    [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

  Deferred Variable Annuity Contracts

================================================================================

                              CROSS REFERENCE SHEET
                       Pursuant to Rules 481(a) and 495(a)

Showing location in Part A (prospectus) and Part B (statement of additional information) of registration statement of information required by Form N-4

                                     PART A

ITEM OF FORM N-4                                PROSPECTUS CAPTION

1.      Cover Page. . . . . . . . . . . . . .   Cover Page

2.      Definitions . . . . . . . . . . . . .   Glossary

3.      Synopsis. . . . . . . . . . . . . . .   Fee Table; Summary

4.      Condensed Financial
        Information . . . . . . . . . . . . .   Condensed Financial
                                                Information
5.      General Description of Registrant,
        Depositor, and Portfolio Companies

        (a)     Depositor . . . . . . . . . .   VFL

        (b)     Registrant  . . . . . . . . .   The Variable Account

        (c)     Portfolio Company . . . . . .   The Funds

        (d)     Portfolio Company Prospectus.   The Funds

        (e)     Voting Rights . . . . . . . .   Voting Privileges

        (f)     Administrator . . . . . . . .   Administrative Services

6.      Deductions

        (a)     General . . . . . . . . . . .   Contract Charges and Fees;
                                                Summary

        (b)     Sales Load. . . . . . . . . .   Contract Charges and Fees

        (c)     Special Purchase Plan . . . .   Not Applicable

        (d)     Commission  . . . . . . . . .   Distribution of the
                                                Contracts

        (e)     Expenses  . . . . . . . . . .   Contract Charges and Fees

        (f)     Organizational Expenses . . .   Not Applicable

7.      General Description of Variable
        Annuity Contracts

        (a)     Persons With Rights . . . . . . . . . .  Cover Page; Summary;
                                                         Description of the
                                                         Contract; Additional
                                                         Contract Information;
                                                         Selecting an Annuity
                                                         Payment Option

        (b)(i)  Allocation of Purchase
                Payments . . . . . . . . . . . . . . . . Summary; Cancelling the
                                                         Contract; Crediting and
                                                         Allocating Purchase
                                                         Payments

           (ii) Transfers . . . . . . . . . . . . . . .  Summary; Transfers,
                                                         Annuity Payments

           (iii)Exchanges . . . . . . . . . . . . . . .  Not Applicable

        (c)     Changes . . . . . . . . . . . . . . . .  The Variable Account;
                                                         Additional Contract
                                                         Information

        (d)     Inquiries . . . . . . . . . . . . . . .  Cover Page; Summary

8.      Annuity Period  . . . . . . . . . . . . . . . .  Summary; Selecting an
                                                         Annuity Payment Option

9.      Death Benefit . . . . . . . . . . . . . . . . .  Death of Owner or
                                                         Annuitant

10.     Purchases and Contract Value

        (a)     Purchases . . . . . . . . . . . . . . .  Summary; Purchasing a
                                                         Contract; Cancelling
                                                         the Contract; Crediting
                                                         and Allocating Purchase
                                                         Payments; Variable
                                                         Contract Value;
                                                         Transfers; Selecting an
                                                         Annuity Payment Option

        (b)     Valuation . . . . . . . . . . . . . . .  Summary; Description of
                                                         the Contract; Contract
                                                         Charges and Fees;
                                                         Selecting an Annuity
                                                         Payment Option

        (c)     Calculations. . . . . . . . . . . . . .  Variable Contract
                                                         Value; Selecting
                                                         an Annuity Payment
                                                         Option

        (d)     Underwriter . . . . . . . . . . . . . .  Distribution of the
                                                         Contracts
11.     Redemptions

        (a)     By Owners . . . . . . . . . . . . . . .  Summary; Withdrawals;
                                                         Surrenders; Selecting
                                                         an Annuity Payment
                                                         Option; Federal Tax
                                                         Considerations
                By Annuitant. . . . . . . . . . . . . .  Not Applicable
        (b)     Texas ORP . . . . . . . . . . . . . . .  Not Applicable

        (c)     Payment Delay . . . . . . . . . . . . .  Payments by VFL

        (d)     Lapse . . . . . . . . . . . . . . . . .  Not Applicable

        (e)     Free Look . . . . . . . . . . . . . . .  Summary; Cancelling the
                                                         Contract

12.     Taxes . . . . . . . . . . . . . . . . . . . . .  Taxes

13.     Legal Proceedings . . . . . . . . . . . . . . .  Legal Proceedings

14.     Table of Contents for the Statement of
        Additional Information  . . . . . . . . . . . .  Statement of Additional
                                                         Information

                                     PART B

ITEM OF FORM N-4                                   STATEMENT OF ADDITIONAL
                                                   INFORMATION CAPTION

15.     Cover Page. . . . . . . . . . . . . . . .  Cover Page

16.     Table of Contents . . . . . . . . . . . .  Table of Contents

17.     General Information and History . . . . .  VFL
                                                   (Prospectus)

18.     Services

        (a)     Fees and Expenses of
                Registrant  . . . . . . . . . . .  Contract Charges and Fees
                                                   (Prospectus)

        (b)     Management Contracts. . . . . . .  Not Applicable

        (c)     Custodian . . . . . . . . . . . .  Not Applicable
                Accountant  . . . . . . . . . . .  Experts

        (d)     Assets of Registrant. . . . . . .  The Variable Account
                                                   (Prospectus)

        (e)     Affiliated Persons . . . . . . . . Administrative Services
                                                   (Prospectus); Distribution
                                                   of The Contracts
                                                   (Prospectus)

        (f)     Underwriter . . . . . . . . . . .  Distribution of the
                                                   Contract (Prospectus)

19.     Purchase of Securities Being Offered. . .  Summary (Prospectus);
                                                   Purchasing a Contract
                                                   (Prospectus); Distribution
                                                   of the Contracts
                                                   (Prospectus)

20.     Underwriters  . . . . . . . . . . . . . .  Distribution of the
                                                   Contracts (Prospectus)

21.     Calculation of Performance Data . . . . .  Performance Information

22.     Annuity Payments. . . . . . . . . . . . .  Selecting an Annuity
                                                   Payment Option
                                                   (Prospectus)

23.     Financial Statements. . . . . . . . . . .  Financial Statements of
                                                   Valley Forge Life
                                                   Insurance Company

PART C -- OTHER INFORMATION

ITEM OF FORM N-4                                                 PART C CAPTION

24.     Financial Statements and Exhibits. . . . . . . Financial Statements of
                                                       Valley Forge Life
                                                       Insurance Company

25.     Directors and Officers of the
        Depositor  . . . . . . . . . . . . . . . . . . Directors and Officers

26.     Persons Controlled By or Under
        Common Control with the Depositor
        or Registrant. . . . . . . . . . . . . . . . . Persons Controlled By or
                                                       Under Common Control
                                                       with the Depositor or
                                                       Registrant

27.     Number of Contractowners. . . . . . . . . . .  Number of Contractowners

28.     Indemnification . . . . . . . . . . . . . . .  Indemnification

29.     Principal Underwriters. . . . . . . . . . . .  Principal Underwriter

30.     Location of Books and Records . . . . . . . .  Location of Books and
                                                       Records

31.     Management Services . . . . . . . . . . . . .  Management Services

32.     Undertakings. . . . . . . . . . . . . . . . .  Undertakings

                                     PART A

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                       VALLEY FORGE LIFE INSURANCE COMPANY
                                       AND
              VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE ANNUITY
                                SEPARATE ACCOUNT

     This prospectus describes a flexible premium deferred variable annuity contract (the "Contract") that Valley Forge Life Insurance Company ("VFL") issues. The Contract may be sold to or used in connection with retirement plans, including plans that qualify for special federal income tax treatment under the Internal Revenue Code.

     You (the Owner) may allocate Net Purchase Payments and Contract values to one or more of the Subaccounts of Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Variable Account"), or to the Interest Adjustment Account for one or more guarantee periods, or to both. Prior to May 1, 2000, the Interest Adjustment Account was known as the Guaranteed Interest Option. The 34 Subaccounts of the Variable Account available with this Contract invest their assets in a corresponding investment portfolio (each, a "Fund") of Federated Insurance Series, The Alger American Fund, Van Eck Worldwide Insurance Trust, First Eagle SoGen Variable Funds, Inc., Variable Insurance Products Fund, MFS Variable Insurance Trust, Janus Aspen Series, Alliance Variable Products Series Fund, American Century Variable Portfolios, Inc., Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series and The Universal Institutional Funds, Inc. (you may review a complete list of the Funds beginning on the next page).

     The Contract Value will vary daily as a function of the Subaccounts' investment performance and any interest VFL credits under the Interest Adjustment Account. VFL does not guarantee any minimum Variable Contract Value for amounts you allocate to the Variable Account.

     This prospectus sets forth information regarding the Contract, and the Variable Account that you should know before purchasing a Contract. You should read the prospectuses for the Funds, which provide information regarding each Fund's investment objectives and policies, in conjunction with this prospectus. A Statement of Additional Information having the same date as this prospectus and providing additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission (the "SEC"). It is incorporated herein by reference. To obtain a free copy of this document, call or write the Service Center.

     The SEC maintains a website that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC, including VFL. The website address is http://www.sec.gov.

     Please read this prospectus carefully and keep it for future reference. The current prospectuses for the Funds must accompany this prospectus.

     An investment in a Contract is not:

          -  a bank deposit or obligation
          -  guaranteed or endorsed by any bank
          - insured by the Federal Deposit Insurance Corporation or any other government agency

     An investment in the Contract involves certain risks. You may lose your purchase payments (principal).

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                Date: May 1, 2002

You may choose to invest in the following Funds:

FEDERATED INSURANCE SERIES
Advised by Federated Investment Management Company

-  Federated High Income Bond Fund II

-  Federated Prime Money Fund II

-  Federated Utility Fund II

THE ALGER AMERICAN FUND Advised by Fred Alger Management, Inc.

-  Alger American Growth Portfolio

-  Alger American MidCap Growth Portfolio

-  Alger American Small Capitalization Portfolio

-  Alger American Leveraged AllCap Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
Advised by Van Eck Associates Corporation

-  Van Eck Worldwide Emerging Markets Fund

-  Van Eck Worldwide Hard Assets Fund

FIRST EAGLE SOGEN VARIABLE FUNDS, INC. (formerly, SOGEN VARIABLE FUNDS, INC.)
  Advised by Arnhold and S. Bleichroeder Advisers, Inc.

-  First Eagle SoGen Overseas Variable Fund (formerly, SoGen Overseas Variable
   Fund)

VARIABLE INSURANCE PRODUCTS FUND (VIP), Initial Class
Advised by Fidelity Management & Research Company

- Fidelity VIP Asset Manager Portfolio (formerly, Fidelity VIP II Asset Manager Portfolio)

- Fidelity VIP Contrafund(R) Portfolio (formerly, Fidelity VIP II Contrafund(R) Portfolio)

-  Fidelity VIP Equity-Income Portfolio

- Fidelity VIP Index 500 Portfolio (formerly, Fidelity VIP II Index 500
Portfolio)

MFS VARIABLE INSURANCE TRUST
Advised by MFS Investment Management

-  MFS Emerging Growth Series

-  MFS Investors Trust Series

-  MFS Research Series

-  MFS Total Return Series

JANUS ASPEN SERIES, Institutional Shares
Advised by Janus Capital Management LLC

-  Janus Aspen Series Capital Appreciation Portfolio

-  Janus Aspen Series Growth Portfolio

-  Janus Aspen Series Balanced Portfolio

-  Janus Aspen Series Flexible Income Portfolio

-  Janus Aspen Series International Growth Portfolio

-  Janus Aspen Series Worldwide Growth Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, Class B Shares Advised by Alliance Capital Management, L.P.

-  Alliance Premier Growth Portfolio

-  Alliance Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Advised by American Century Investment Management, Inc.

-  American Century VP Income & Growth Fund

-  American Century VP Value Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, Class 2 Shares

-  Templeton Developing Markets Securities Fund
   Advised by Templeton Asset Management Ltd.

-  Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy
      Fund)
   Advised by Templeton Investment Counsel, LLC

LAZARD RETIREMENT SERIES
Advised by Lazard Asset Management

-  Lazard Retirement Equity Portfolio

-  Lazard Retirement Small Cap Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Advised by Van Kampen

- Van Kampen International Magnum Portfolio (formerly, Morgan Stanley International Magnum Portfolio)

- Van Kampen Emerging Markets Equity Portfolio (formerly, Morgan Stanley Emerging Markets Equity Portfolio)

                                TABLE OF CONTENTS

                                                                PAGE
                                                                ----
FEE TABLE...................................................
SUMMARY.....................................................
  General Description of the Contract.......................
  Purchasing a Contract.....................................
  Canceling the Contract....................................
  Charges and Fees..........................................
  Transfers.................................................
  Withdrawals...............................................
  Surrenders................................................
  Other Information.........................................
THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS.............
  VFL.......................................................
  The Variable Account......................................
  The Funds.................................................
DESCRIPTION OF THE CONTRACT.................................
  Purchasing a Contract.....................................
  Canceling the Contract....................................
  Crediting and Allocating Purchase Payments................
  Variable Contract Value...................................
  Transfers.................................................
  Withdrawals...............................................
  Surrenders................................................
  Death of Owner or Annuitant...............................
  Payments by VFL...........................................
  Telephone Transaction Privileges..........................
  Supplemental Riders.......................................
CONTRACT CHARGES AND FEES...................................
  Surrender Charge (Contingent Deferred Sales Charge).......
  Annual Administration Fee.................................
  Transfer Processing Fee...................................
  Taxes on Purchase Payments................................
  Mortality and Expense Risk Charge.........................
  Administration Charge.....................................
  Fund Expenses.............................................
  Possible Charge for VFL's Taxes...........................
SELECTING AN ANNUITY PAYMENT OPTION.........................
  Annuity Date..............................................
  Annuity Payment Dates.....................................
  Election and Changes of Annuity Payment Options...........
  Annuity Payments..........................................
  Annuity Payment Options...................................
ADDITIONAL CONTRACT INFORMATION.............................
  Ownership.................................................
  Changing the Owner or Beneficiary.........................
  Misstatement of Age or Sex................................
  Change of Contract Terms..................................
  Reports to Owners.........................................
  Miscellaneous.............................................
YIELDS AND TOTAL RETURNS....................................
TAXES.......................................................
  Annuity Contracts in General..............................
  Qualified and Non-Qualified Contracts.....................
  Withdrawals -- Non-Qualified Contracts....................
  Withdrawals -- Qualified Contracts........................
  Withdrawals -- Tax-Sheltered Annuities....................
  Diversification...........................................
OTHER INFORMATION...........................................
  Distribution of the Contracts.............................
  Voting Privileges.........................................
  Legal Proceedings.........................................
  Company Holidays..........................................
GLOSSARY....................................................
APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............
APPENDIX B..................................................

     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                    FEE TABLE

---------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
Sales load imposed on purchase payments.....................      0%
Maximum Surrender Charge (as a percentage of purchase
  payments surrendered or withdrawn)........................      7%
Transfer Processing Fee (each, after first 12 in a Contract
  Year).....................................................     $25
Annual Administration Fee (waived if Contract Value exceeds
  $50,000)..................................................     $30

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF NET
  ASSETS)
Mortality and Expense Risk Charge...........................   1.25%
Administration Charge.......................................   0.15%
---------------------------------------------------------------------
Total Variable Account Annual Expenses......................   1.40%
---------------------------------------------------------------------
---------------------------------------------------------------------

ANNUAL FUND EXPENSES
(as a percentage of Fund average net assets)

--------------------------------------------------------------------------------------------------------
                                                                        OTHER            TOTAL ANNUAL
                                                                   EXPENSES (AFTER      EXPENSES (AFTER
                                                                    WAIVER AND/OR       WAIVERS AND/OR
                                                                   REIMBURSEMENTS       REIMBURSEMENTS
                                     MANAGEMENT                     WITH RESPECT         WITH RESPECT
                                      (ADVISORY         12b-1        TO CERTAIN           TO CERTAIN
                                        FEES)           FEES           FUNDS)               FUNDS)
--------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
  (See Note 1)
  Federated High Income Bond Fund
     II, Primary Shares...........      0.60%              --           0.16%                0.76%
  Federated Prime Money Fund II...      0.50%              --           0.16%                0.66%
  Federated Utility Fund II.......      0.75%              --           0.17%                0.92%
THE ALGER AMERICAN FUND
  Alger American Growth
     Portfolio....................      0.75%              --           0.06%                0.81%
  Alger American MidCap Growth
     Portfolio....................      0.80%              --           0.08%                0.88%
  Alger American Small
     Capitalization Portfolio.....      0.85%              --           0.07%                0.92%
  Alger American Leveraged AllCap
     Portfolio....................      0.85%              --           0.07%                0.92%
VARIABLE INSURANCE PRODUCTS FUND
  (VIP), INITIAL CLASS
  Fidelity VIP Asset Manager
     Portfolio (See Note 2).......      0.53%              --           0.11%                0.64%
  Fidelity VIP Contrafund
     Portfolio (See Note 2).......      0.58%              --           0.10%                0.68%
  Fidelity VIP Equity-Income
     Portfolio (See Note 2).......      0.48%              --           0.10%                0.58%
  Fidelity VIP Index 500
     Portfolio (See Note 3).......      0.24%              --           0.11%                0.35%
MFS VARIABLE INSURANCE TRUST
  (See Note 4)
  MFS Emerging Growth Series......      0.75%              --           0.12%                0.87%
  MFS Investors Trust Series......      0.75%              --           0.15%                0.90%
  MFS Research Series.............      0.75%              --           0.15%                0.90%
  MFS Total Return Series.........      0.75%              --           0.14%                0.89%
JANUS ASPEN SERIES, INSTITUTIONAL SHARES
     (See Note 5)
  Janus Aspen Series Capital
     Appreciation Portfolio.......      0.65%              --           0.01%                0.66%
  Janus Aspen Series Growth
     Portfolio....................      0.65%              --           0.01%                0.66%
  Janus Aspen Series Balanced
     Portfolio....................      0.65%              --           0.01%                0.66%
  Janus Aspen Series Flexible
     Income Portfolio.............      0.64%              --           0.03%                0.67%
  Janus Aspen Series International
     Growth Portfolio.............      0.65%              --           0.06%                0.71%
  Janus Aspen Series Worldwide
     Growth Portfolio.............      0.65%              --           0.04%                0.69%
ALLIANCE VARIABLE PRODUCTS SERIES
  FUND, CLASS B SHARES
  Alliance Premier Growth
     Portfolio....................      1.00%           0.25%           0.04%                1.29%
  Alliance Growth and Income
     Portfolio....................      0.63%           0.25%           0.04%                0.92%
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. (See Note 6)
  American Century VP Income &
     Growth Fund..................      0.70%              --           0.00%                0.70%
  American Century VP Value Fund..      0.97%              --           0.00%                0.97%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST, CLASS
  2 SHARES (See Note 7)
  Templeton Developing Markets
     Securities Fund..............      1.25%           0.25%           0.32%                1.82%
  Templeton Global Asset Allocation
     Fund.........................      0.61%           0.25%           0.20%                1.06%
LAZARD RETIREMENT SERIES
  (See Note 8)
  Lazard Retirement Equity
     Portfolio....................      0.75%           0.25%           0.25%                1.25%
  Lazard Retirement Small Cap
     Portfolio....................      0.75%           0.25%           0.25%                1.25%
THE UNIVERSAL INSTITUTIONAL FUNDS,
  INC. (See Note 9)
  Van Kampen International
     Magnum Portfolio.............      0.62%              --           0.64%                1.16%
  Van Kampen Emerging Markets
     Equity Portfolio.............      0.98%              --           0.87%                1.85%
FIRST EAGLE SOGEN VARIABLE FUNDS,
  INC. (See Note 10)
  First Eagle SoGen Overseas
     Variable Fund................      0.75%           0.25%           0.50%                1.50%
VAN ECK WORLDWIDE INSURANCE TRUST
    (See Note 11)
  Van Eck Worldwide Emerging
     Markets Fund.................      1.00%              --           0.28%                1.28%
  Van Eck Worldwide Hard Assets
     Fund.........................      1.00%              --           0.15%                1.15%
--------------------------------------------------------------------------------------------------------

NOTES:

 [1] The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2001. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2002.

 [2] Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

 [3] The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.24%, 0.04% and 0.28%, respectively.

 [4] Each of these funds has an expense offset arrangement which reduces its custodian fee based upon the amount of cash it maintains with its custodian and dividend disbursing agent, and may enter into such arrangements and directed brokerage arrangements (which would also have the effect of reducing its expenses). Any such fee reductions are not reflected above under "Other Expenses" and therefore are higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Annual Expenses" would be lower and would equal 0.86% for MFS Emerging Growth Series, 0.89% for MFS Investors Trust Series, 0.84% for MFS Research Series, and 0.88% for MFS Total Return Series.

 [5] Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of expense offset arrangements.

 [6] The funds of American Century Variable Portfolios, Inc. have a stepped fee schedule. As a result, the funds' management fees generally decrease as the funds' assets increase.

 [7] The Fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

 [8] Effective January 1, 2001, Lazard Asset Management, the Fund's investment adviser, has agreed to waive its fee and/or reimburse the Portfolios through December 31, 2001 to the extent total annual portfolio expenses exceed 1.25% of the Portfolio's average daily net assets. Absent such an agreement, the other expenses and total annual portfolio expenses for the year ended December 31, 2001 would have been 2.25% and 3.25% for the Lazard Retirement Equity Portfolio and 0.67% and 1.67% for the Lazard Retirement Small Cap Portfolio.

 [9] With respect to the Universal Institutional Funds, Inc. portfolios, the investment adviser has voluntarily waived a portion or all of the management fees and reimbursed other expenses of the portfolios to the extent total operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%, International Magnum Portfolio 1.15%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the "Management Fees" and "Other Expenses" would have been as follows: 1.25% and 0.87%, respectively for the Emerging Markets Equity Portfolio; and 0.80% and 0.54%, respectively for the International Magnum Portfolio.

[10] The annualized ratios of operating expenses to average net assets for the period ended December 31, 2001 would have been 2.08% without the effect of the investment advisory fee waiver and expense reimbursement provided by the advisor.

[11] Excluding interest expenses, gross total expenses were 1.30% for the Worldwide Emerging Markets Fund and 1.18% for the Worldwide Hard Assets Fund.

     Taxes on purchase payments, generally ranging from 0% to 3.5% of purchase payments, may be applicable, depending upon the laws of various jurisdictions.

     The above tables are intended to assist the Owner in understanding the costs and expenses that he or she will bear directly or indirectly. The table reflects the anticipated expenses of the Variable Account and reflect the actual expenses for each Fund for the year ended December 31, 2001. For a more complete description of the various costs and expenses, see "CONTRACT CHARGES AND FEES" and the prospectuses for each Fund.

EXAMPLES

     The  expenses   assume  that  the  current  fee  waivers   and/or   expense
reimbursement arrangements for the Funds continue for the periods shown in the examples below.

     If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 purchase payment, assuming a 5% annual rate of return on assets:



                                                                                          Surrender - Chart 1
Fund                                                                           One Year   Three Years   Five Years   Ten Years
Federated High Income Bond Fund II                                                96            139         175          287
Federated Prime Money Fund II                                                     95            136         169          276
Federated Utility Fund II                                                         97            144         183          304
Alger American Growth Portfolio                                                   96            140         177          292
Alger American MidCap Growth Portfolio                                            97            143         181          300
Alger American Small Capitalization Portfolio                                     97            144         183          304
Alger American Leveraged AllCap Portfolio                                         97            144         183          304
Van Eck Worldwide Emerging Markets Fund                                          101            155         202          341
Van Eck Worldwide Hard Assets Fund                                               100            151         195          328
First Eagle SoGen Overseas Variable Fund                                         103            162         213          363
Fidelity VIP Asset Manager Portfolio                                              94            135         168          273
Fidelity VIP Contrafund Portfolio                                                 94            135         168          274
Fidelity VIP Equity-Income Portfolio                                              94            133         165          266
Fidelity VIP Index 500 Portfolio                                                  91            124         149          234
MFS Emerging Growth Series                                                        97            142         181          298
MFS Investors Trust Series                                                        97            143         182          302
MFS Research Series                                                               97            143         182          302
MFS Total Return Series                                                           97            143         182          301
Janus Aspen Series Capital Appreciation Portfolio, Institutional Shares           95            136         169          276
Janus Aspen Series Growth Portfolio, Institutional Shares                         95            136         169          276
Janus Aspen Series Balanced Portfolio, Institutional Shares                       95            136         169          276
Janus Aspen Series Flexible Income Portfolio, Institutional Shares                95            136         170          277
Janus Aspen Series International Growth Portfolio, Institutional Shares           95            137         172          281
Janus Aspen Series Worldwide Growth Portfolio, Institutional Shares               95            137         171          279
Alliance Premier Growth Portfolio                                                101            156         203          342
Alliance Growth and Income Portfolio                                              97            144         183          304
American Century VP Income & Growth Fund                                          95            137         172          280
American Century VP Value Fund                                                    98            146         186          309
Templeton Developing Markets Securities Fund                                     107            172         230          394
Templeton Global Asset Allocation Fund                                            99            148         191          318
Lazard Retirement Equity Portfolio                                               101            154         200          338
Lazard Retirement Small Cap Portfolio                                            101            154         200          338
Van Kampen International Magnum Portfolio                                        100            152         196          329
Van Kampen Emerging Markets Equity Portfolio                                     107            173         231          397






                                                                                         Annuitize - Chart 2
Fund                                                                           One Year   Three Years   Five Years   Ten Years
Federated High Income Bond Fund II                                             26            79          135          287
Federated Prime Money Fund II                                                  25            76          129          276
Federated Utility Fund II                                                      27            84          143          304
Alger American Growth Portfolio                                                26            80          137          292
Alger American MidCap Growth Portfolio                                         27            83          141          300
Alger American Small Capitalization Portfolio                                  27            84          143          304
Alger American Leveraged AllCap Portfolio                                      27            84          143          304
Van Eck Worldwide Emerging Markets Fund                                        31            95          162          341
Van Eck Worldwide Hard Assets Fund                                             30            91          155          328
First Eagle SoGen Overseas Variable Fund                                       33           102          173          363
Fidelity VIP Asset Manager Portfolio                                           24            75          128          273
Fidelity VIP Contrafund Portfolio                                              24            75          128          274
Fidelity VIP Equity-Income Portfolio                                           24            73          125          266
Fidelity VIP Index 500 Portfolio                                               21            64          109          234
MFS Emerging Growth Series                                                     27            82          141          298
MFS Investors Trust Series                                                     27            83          142          302
MFS Research Series                                                            27            83          142          302
MFS Total Return Series                                                        27            83          142          301
Janus Aspen Series Capital Appreciation Portfolio, Institutional Shares        25            76          129          276
Janus Aspen Series Growth Portfolio, Institutional Shares                      25            76          129          276
Janus Aspen Series Balanced Portfolio, Institutional Shares                    25            76          129          276
Janus Aspen Series Flexible Income Portfolio, Institutional Shares             25            76          130          277
Janus Aspen Series International Growth Portfolio, Institutional Shares        25            77          132          281
Janus Aspen Series Worldwide Growth Portfolio, Institutional Shares            25            77          131          279
Alliance Premier Growth Portfolio                                              31            96          163          342
Alliance Growth and Income Portfolio                                           27            84          143          304
American Century VP Income & Growth Fund                                       25            77          132          280
American Century VP Value Fund                                                 28            86          146          309
Templeton Developing Markets Securities Fund                                   37           112          190          394
Templeton Global Asset Allocation Fund                                         29            88          151          318
Lazard Retirement Equity Portfolio                                             31            94          160          338
Lazard Retirement Small Cap Portfolio                                          31            94          160          338
Van Kampen International Magnum Portfolio                                      30            92          156          329
Van Kampen Emerging Markets Equity Portfolio                                   37           113          191          397


     The examples provided above assume that no transfer processing fees or purchase payment taxes have been assessed. The examples also assume that the annual administration fee is $30 and that the Contract Value per Contract is $10,000, which translates the annual administration fee into an assumed .30% charge (for purposes of the examples) based on a $1,000 investment. Under some fixed annuity options, the surrender charges would not apply.

     THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE.

                                     SUMMARY

GENERAL DESCRIPTION OF THE CONTRACT

     The summary section of this prospectus contains a brief description of the most important parts of the contract. You may find further detail in other sections of this prospectus, the related Statement of Additional Information, the contract, and the prospectuses of the underlying mutual funds. If you need more information, please contact our Variable Support Center at (800) 262-1755.

     In many jurisdictions, we issue the contract directly to individuals. In some jurisdictions, however, we may issue only group contracts. We issue group contracts to or on behalf of groups. For example, we may issue a group contract to an employer on behalf of its employees. Individuals who are part of groups for which a contract is issued receive a certificate containing the same provisions as the group contract. Throughout this prospectus, the term "contract" refers to individual contracts, group contracts and certificates under group contracts.

     Under this contract you may:

          - allocate all or a portion of your net purchase payments among several subaccounts of our Valley Forge Life Insurance Company Variable Annuity Separate Account;
          - transfer amounts you have already invested under the contract among the subaccounts;
          - allocate all (or a portion of) your net purchase payments to our Interest Adjustment Account; and
          - transfer amounts you have already invested under the contract to our Interest Adjustment Account.

     The Interest Adjustment Account offers various interest rates and time periods ("guarantee periods") from which to select. Prior to May 1, 2000, the Interest Adjustment Account was known as the Guaranteed Interest Option. VFL has segregated its assets in the Interest Adjustment Account from its general account. The interest rates offered by the Interest Adjustment Account will depend on the time period selected. In certain circumstances, if you withdraw money from the account before the expiration of the time period you may be subject to an interest adjustment. The adjustment may be positive or negative. However, you will never get back less than the purchase payment, plus 3% (less any surrender charge).

     We do not promise that the amount that you invest under this contract will increase in value. You bear the investment risk for all amounts invested under this contract, except for the amounts that you allocate to the Interest Adjustment Account.

     You have a choice of annuity payment options. The beneficiary that you select also may apply any death benefit to certain annuity payment options. You may change your annuity date, within certain limits.

PURCHASING A CONTRACT

     Your initial purchase payment for a contract must be at least $2,000. You may make additional purchase payments of at least $100. We may refuse to accept additional purchase payments at any time for any reason.

     In your application to purchase a contract, you specify the accounts to which you want to allocate your initial purchase payment. Your initial purchase payment may be allocated in any combination among the subaccounts, and the guarantee periods within the Interest Adjustment Account.

     Once you have selected the subaccounts or guarantee periods within the Interest Adjustment Account to which you want to allocate your initial purchase payment, you must then decide the percentage of the purchase payment to be allocated to each selected account. All percentage allocations must be in whole numbers. You must allocate at least:

          - 1% of a purchase payment to any subaccount or to any guarantee period within the Interest Adjustment Account; and

          - $500.00 to any selected guarantee period within the Interest Adjustment Account.

     We will allocate any subsequent purchase payments among the subaccounts and the guarantee periods within the Interest Adjustment Account in accordance with the percentages that you provided to us in your application. If you want to change these percentage allocations, you must let us know, in writing, of such changes.

     You may also change these percentage allocations by telephone, provided you have authorized us to accept such changes in your application, or in another writing.

CANCELING THE CONTRACT

     You may cancel this contract by returning it to us within 10 days after you first receive it or longer where required by law. Once you cancel the contract, we will give you a refund. Your refund will be equal to the sum of the investment values in the Subaccounts and Interest Adjustment Account less certain fees or charges. We will not deduct any mortality risk charge, expense risk charge, or administration charge from your refund.

     Please note, you may live in a state that (1) requires a cancellation period longer than 10 days; and/or (2) requires that we return to you the amount of purchase payments that you made to us (rather than the investment values in the subaccounts and Interest Adjustment Account). If you do live in such a state, we will comply with such state's laws regarding cancellations and refunds. We reserve the right to allocate your initial purchase payment to a money market account or similar investment option, for 15 days before we allocate your first purchase payment to the investment option(s) you have selected. (In some states, the period may be longer.)

CHARGES AND FEES

     Once you purchase a contract, your Contract Value may be decreased by the following charges and fees:

     (1) SURRENDER CHARGE. We will deduct a surrender charge for certain withdrawals if:

          - you withdraw or surrender an amount equal to your purchase payment (as described in the next two paragraphs) before the passage of five full calendar years from the date that we received your purchase payment; or

          - you decide to receive annuity payments during the first full five calendar years from the date we received your purchase payment.

     The surrender charge is 7% of the purchase payment if you surrender or withdraw the purchase payment within two full years after we received it. The surrender charge reduces by 1% each year thereafter for the next three years and is 0% in year six and beyond following receipt of the purchase payment.

     In determining whether you have withdrawn your purchase payment, we assume that when you withdraw amounts under your contract, that:

          - you first withdraw the portion of your contract value that is greater than the sum of your purchase payments; and
          - you withdraw earlier purchases payments before later purchase payments.

     We will not deduct a surrender charge for withdrawals of any amount of your Contract Value that exceeds the sum of your purchase payments. We will not deduct a surrender charge under certain fixed annuitization options.

     (2) ADMINISTRATION CHARGE. We will deduct a daily charge equal to 0.000411% of the Valley Forge Life Insurance Company Variable Annuity Separate Account's net assets. This daily charge covers a portion of our administration costs. This daily charge is approximately equal to an annual charge of 0.15%.

     (3) MORTALITY AND EXPENSE RISK CHARGE. We will deduct a daily charge equal to 0.003446% of the Valley Forge Life Insurance Company Variable Annuity Separate Account's net assets. This charge compensates us for assuming certain mortality and expense risks. This daily charge is approximately equal to an annual charge of 1.25%.

     (4) ANNUAL ADMINISTRATION FEE. If your Contract Value is less than $50,000, we will deduct an annual administration fee of $30.

     (5) TRANSFER PROCESSING FEE. Your first 12 transfers among the subaccounts and/or Interest Adjustment Account are free. We will then deduct $25 for each transfer in excess of the 12 free transfers during a Contract Year.

     (6) TAXES ON PURCHASE PAYMENTS. Generally, you are taxed for income tax purposes on purchase payments, if at all, at the time you begin to receive annuity payments. Any charges for taxes on purchase payments are deducted from your contract value at that time. These taxes range generally between 0% and 3.5% of purchase payments.

     (7) MUTUAL FUND EXPENSES. The mutual funds in which your purchase payments are invested may deduct certain operating fees. Please read the prospectus for each of the mutual funds for details on these expenses and operating fees.

TRANSFERS

     At any time prior to the date you begin to receive annuity payments, you may transfer all or part of a contract value among subaccount(s) or guarantee periods of the Interest Adjustment Account. You may transfer the lesser of $500 or the entire value of the account. On transfers among Subaccounts, the first 12 transfers during each Contract Year are free. VFL assesses a transfer processing fee of $25 for each transfer in excess of 12 during the Contract Year. With the Interest Adjustment Account, you may make up to 4 transfers per Contract Year of all or part of any Guarantee Amount to a Subaccount or a new guarantee period. Transfers from the Interest Adjustment Account may be subject to an interest adjustment even if no transfer processing fee is assessed.

WITHDRAWALS

     At any time prior to the date you begin to receive annuity payments, you may (subject to certain restrictions) withdraw part of the contract value. We may deduct certain amounts from your withdrawal, which may include a surrender charge, purchase payment tax charges and an interest adjustment, if applicable. Your withdrawals may result in adverse federal income tax consequences, including a 10% penalty tax for distributions taken prior to age 59 1/2, in addition to any income tax that you may owe.

SURRENDERS

     At any time prior to date you begin to receive annuity payments, you may surrender the contract and receive its surrender value. The surrender value is equal to the contract value, less certain charges (including a surrender charge, purchase payment tax charges, administration charges and an interest adjustment, if applicable. You may elect to have the surrender value paid in a single sum or under an annuity payment option. Your surrender may result in adverse federal income tax consequences, including a penalty tax, in addition to any income tax that you may owe. The surrender value will be determined as of the date we receive your Written Notice for surrender of this contract at our Service Center.

OTHER INFORMATION

     CONDENSED FINANCIAL INFORMATION. You will find the Variable Account's condensed financial information in Appendix A of this prospectus.

                THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS

VFL

     VFL is a life insurance company organized under the laws of the Commonwealth of Pennsylvania in 1956 and is authorized to transact business in the District of Columbia, Puerto Rico, Guam and all states except New York. VFL's home office is located at 401 Penn St., Reading, Pennsylvania 19601, and its executive office is located at CNA Plaza, Chicago, Illinois 60685. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"), a life insurance company which, as of December 31, 2001, had consolidated assets of approximately $14.5 billion. Subject to a reinsurance pooling agreement with Assurance, VFL assumes all insurance risks under the Contracts, and VFL's assets, which as of December 31, 2001 were approximately $4.6 billion, support the benefits under the Contracts.

THE VARIABLE ACCOUNT

     The Variable Account is a separate investment account of VFL established under Pennsylvania law on February 12, 1996. VFL owns the assets of the Variable Account. These assets are held separately from VFL's General Account and its other separate accounts. That portion of the Variable Account's assets that is equal to the reserves and other Contract liabilities of the Variable Account is not chargeable with liabilities arising out of any other business VFL may conduct. If the assets exceed the required reserves and other contract liabilities, VFL may transfer the excess to VFL's General Account. The Variable Account's assets will at all times, equal or exceed the sum of the Subaccount Values of all Contracts funded by the Variable Account.

     The Variable Account is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust and meets the definition of a "separate account" under the federal securities laws. Such registration does not involve any supervision by the SEC of the management of the Variable Account or VFL. The Variable Account also is governed by the laws of Pennsylvania, VFL's state of domicile, and may also be governed by laws of other states in which VFL does business.

     The Variable Account has 40 Subaccounts (34 of which are available with this Contract), each of which invests in shares of a corresponding Fund. Income, gains and losses, realized or unrealized, from assets allocated to a Subaccount are credited to or charged against that Subaccount without regard to other income, gains or losses of VFL.

     CHANGES TO THE VARIABLE ACCOUNT. Where permitted by applicable law, VFL may make the following changes to the Variable Account:

        (1) any changes required by the 1940 Act or other applicable law or regulation;

        (2) combine separate accounts, including the Variable Account;

        (3) add new Subaccounts to or remove existing Subaccounts from the Variable Account or combine Subaccounts;

        (4) make Subaccounts (including new Subaccounts) available to such classes of Contracts as VFL may determine;

        (5) add new Funds or remove existing Funds;

        (6) substitute new Fund(s) for any existing Fund if shares of the Fund are no longer available for investment or if VFL determines that investment in a Fund is no longer appropriate in light of the purposes of the Variable Account;

        (7) deregister the Variable Account under the 1940 Act if such registration is no longer required; and

        (8) operate the Variable Account as a management investment company under the 1940 Act or as any other form permitted by law.

     No such changes will be made without any necessary approval of the SEC and applicable state insurance departments. Owners will be notified of any changes.

THE FUNDS

     Each Subaccount invests in a corresponding Fund. Each of the Funds is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by a registered investment adviser. The Funds available with this Contract, as well as a brief description of their investment objectives, are provided below.

     Certain Funds may have investment objectives and policies similar to other funds that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than those of such other funds. We do not guarantee or make any representation that the investment results of the Funds will be comparable to any other Fund, even those with the same investment adviser or manager.

     A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

     FEDERATED INSURANCE SERIES

     The Federated High Income Bond Fund II, Federated Prime Money Fund II and Federated Utility Fund II Subaccounts each invest in shares of corresponding Funds (i.e., investment portfolios) of Federated Insurance Series ("IS"). IS issues 13 "series" or classes of shares, each of which represents an interest in a Fund of IS. Three of these series of shares are available as investment options under the Contract. The investment objectives of these Funds are set forth below.

          FEDERATED HIGH INCOME BOND FUND II. This Fund invests primarily in high-yield, lower-rated corporate bonds that seek to achieve high current income.

          FEDERATED PRIME MONEY FUND II. This Fund invests in money market instruments maturing in thirteen months or less to achieve current income consistent with stability of principal and liquidity.

          FEDERATED UTILITY FUND II. This Fund invests in equity securities of utility companies to achieve high current income and moderate capital appreciation.

     IS is advised by Federated Investment Management Company.

     VARIABLE INSURANCE PRODUCTS FUND

     The Equity-Income Subaccount invests in shares of a corresponding Fund (i.e., investment portfolios) of Variable Insurance Products Fund ("VIP Fund"). VIP Fund issues five "series" or classes of shares, each of which represents an interest in a Fund of VIP Fund. One of these series of shares is available as an investment option under the Contracts. Asset Manager, Contrafund, and Index 500 Subaccounts each invest in shares of corresponding Funds (i.e., investment portfolios) of Variable Insurance Products Fund II ("VIP Fund II"). VIP Fund II issues five "series" or classes of shares, each of which represents an interest in a Fund of VIP Fund II. Three of these series of shares are available as investment options under the Contract. The investment objectives of these Funds are set forth below.

          FIDELITY VIP ASSET MANAGER PORTFOLIO (formerly, Fidelity VIP II Asset Manager Portfolio). This Fund seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

          FIDELITY VIP CONTRAFUND PORTFOLIO (formerly, Fidelity VIP II Contrafund Portfolio). This Fund seeks capital appreciation over the long-term by investing in companies that are undervalued or out-of-favor.

          FIDELITY VIP EQUITY-INCOME PORTFOLIO. This Fund seeks current income by investing primarily in income producing equity securities. In choosing these securities, the Fund also considers the potential for capital appreciation.

          FIDELITY VIP INDEX 500 PORTFOLIO (formerly, Fidelity VIP II Index 500 Portfolio). This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Index of 500 Common Stocks.


     VIP Fund is advised by Fidelity Management & Research Company.

     THE ALGER AMERICAN FUND

     Alger American Growth, Alger American MidCap Growth, Alger American Small Capitalization and Alger American Leveraged AllCap Subaccounts each invest in shares of corresponding Funds (i.e., investment portfolios) of The Alger American Fund ("AAF"). AAF issues six "series" or classes of shares, each of which represents an interest in a Fund of AAF. Four of these series of shares are available as investment options under the Contract. The investment objectives of these Funds are set forth below.

          ALGER AMERICAN GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests primarily in equity securities of companies having a market capitalization within the range of companies in the S&P Mid-Cap 400 Index(R).

          ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO. This Fund seeks long-term capital appreciation by investing primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P Small Cap 600 Index(R).

          ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO. This Fund seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

     AAF is advised by Fred Alger Management, Inc.

     MFS VARIABLE INSURANCE TRUST

     The MFS Emerging Growth, MFS Investors Trust, MFS Research and MFS Total Return Subaccounts each invest in shares of corresponding Funds (i.e., investment portfolios) of MFS Variable Insurance Trust ("MFSVIT"). MFSVIT issues 15 "series" or classes of shares, each of which represents an interest in a Fund of MFSVIT. Four of these series of shares are available as investment options under the Contract. The investment objectives of these Funds are set forth below.

          MFS EMERGING GROWTH SERIES. This Fund seeks to obtain long-term growth of capital by investing primarily in common stocks of companies that are early in their life cycle but which have the potential to become major enterprises.

          MFS INVESTORS TRUST SERIES. This Fund seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

          MFS RESEARCH SERIES. This Fund seeks to provide long-term growth of capital and future income.

          MFS TOTAL RETURN SERIES. This Fund seeks primarily to provide above-average income consistent with prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

     MFSVIT is advised by Massachusetts Financial Services Company.

     FIRST EAGLE SOGEN VARIABLE FUNDS, INC. (formerly, SoGen Variable Funds,
Inc.)

     The First Eagle SoGen Overseas Variable subaccount invests in shares of a corresponding Fund (i.e., investment portfolio) of First Eagle SoGen Variable Funds, Inc. ("FESG"). FESG issues one "series" or class of shares, which represents an interest in a Fund of FESG. This series of shares is available as an investment option under the Contract. The investment objective of this Fund is set forth below.

          FIRST EAGLE SOGEN OVERSEAS VARIABLE FUND (formerly, SoGen Overseas Variable Fund). This Fund seeks long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies.

     FESG is advised by Arnhold and S. Bleichroeder Advisers, Inc. (prior to December 31, 1999, Societe Generale Asset Management Corp. was the adviser).

     VAN ECK WORLDWIDE INSURANCE TRUST

     The Worldwide Emerging Markets and Worldwide Hard Assets Subaccounts each invest in shares of corresponding Funds (i.e., investment portfolios) of Van Eck Worldwide Insurance Trust ("VEWIT"). VEWIT issues four "series" or classes of shares, each of which represents an interest in a Fund of VEWIT. Two of these series of shares are available as investment options under the Contract. The investment objectives of these Funds are set forth below.

          VAN ECK WORLDWIDE EMERGING MARKETS FUND. This Fund seeks capital appreciation by investing primarily in equity securities in emerging markets around the world.

          VAN ECK WORLDWIDE HARD ASSETS FUND. The Funds seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration. Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, production or distribution of precious metals, natural resources, real estate, or commodities.

     VEWIT is advised by Van Eck Associates Corporation.

     JANUS ASPEN SERIES, INSTITUTIONAL SHARES

     The Janus Aspen Series Capital Appreciation, Janus Aspen Series Growth, Janus Aspen Series Balanced, Janus Aspen Series Flexible Income, Janus Aspen Series International Growth and Janus Aspen Series Worldwide Growth Subaccounts each invest in shares of corresponding Funds (i.e., "investment portfolios") of Janus Aspen Series ("JAS"). JAS issues multiple portfolios, each of which offers two or more classes of shares. Six of these portfolios are available as investment options under the Contract. The investment objectives and strategies of these Funds are set forth below.

          JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO. This non-diversified Fund seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential.

          JANUS ASPEN SERIES GROWTH PORTFOLIO. This Fund seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks selected for their growth potential.

          JANUS ASPEN SERIES BALANCED PORTFOLIO. This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

          JANUS ASPEN SERIES FLEXIBLE INCOME PORTFOLIO. This Fund seeks to obtain maximum total return, consistent with preservation of capital by investing primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock.

          JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO. This Fund seeks long-term growth of capital by normally investing at least 80% of its total assets in securities of issuers from at least five different countries, excluding the United States.

          JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO. This Fund seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world.

     JAS is advised by Janus Capital Management LLC.

     ALLIANCE VARIABLE PRODUCTS SERIES FUND, CLASS B SHARES

     The Alliance Premier Growth and Alliance Growth and Income Subaccounts each invest in shares of a corresponding Portfolio of Alliance Variable Products Series Fund ("AVP"). AVP has multiple Portfolios. Two of these Portfolios are available as investment options under the Contract. The investment objectives of these Portfolios are set forth below.

          ALLIANCE PREMIER GROWTH PORTFOLIO. This Portfolio seeks long term growth of capital by pursuing aggressive investment policies.

          ALLIANCE GROWTH AND INCOME PORTFOLIO. This Portfolio seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend paying common stocks of good quality.

     AVP is advised by Alliance Capital Management L.P.

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     The American Century VP Income & Growth and American Century VP Value Subaccounts each invest in shares of Funds of American Century Variable Portfolios, Inc. ("ACVP"). ACVP consists of multiple Funds. Two of the Funds are available as investment options under the Contract. The investment objectives of these Funds are set forth below.

          AMERICAN CENTURY VP INCOME & GROWTH FUND. This Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.

          AMERICAN CENTURY VP VALUE FUND. This Fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.

     ACVP is advised by American Century Investment Management, Inc.

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 2 SHARES

     The Templeton Developing Markets Securities and the Templeton Global Asset Allocation (formerly Templeton Asset Strategy) Subaccounts each invest in Class 2 shares of Funds of Franklin Templeton Variable Insurance Products Trust which consists of multiple Funds. Two of the Funds are available as investment options under the Contract. The investment objectives of the Funds are set forth below.

          TEMPLETON DEVELOPING MARKETS SECURITIES FUND. This Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in investment of emerging markets companies securities.

          TEMPLETON GLOBAL ASSET ALLOCATION FUND (formerly Templeton Asset Strategy Fund). This Fund seeks high total return. Under normal market conditions, the Fund invests in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments.

     The Templeton Developing Markets Securities Fund is advised by Templeton Asset Management Ltd. and the Templeton Global Asset Allocation Fund is advised by Templeton Investment Counsel, LLC.

     LAZARD RETIREMENT SERIES

     The Lazard Retirement Equity and Lazard Retirement Small Cap Subaccounts each invest in shares of a corresponding Fund of Lazard Retirement Series ("LRS"). LRS is comprised of multiple Funds, two of which are available as investment options under the Contract. The investment objectives of the Funds are set forth below.

          LAZARD RETIREMENT EQUITY PORTFOLIO. This Fund seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

          LAZARD RETIREMENT SMALL CAP PORTFOLIO. This Fund seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

     LRS is advised by Lazard Asset Management.

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("Universal Funds")

     The Van Kampen International Magnum (formerly, Morgan Stanley International Magnum Portfolio) and the Van Kampen Emerging Markets Equity (formerly, Morgan Stanley Emerging Markets Equity Portfolio) Subaccounts each invest in a corresponding Fund of The Universal Institutional Funds, Inc. ("Universal Funds"). Universal Funds consists of multiple Funds, two of which are available as investment options under the Contract. The investment objectives of the Funds are set forth below.

          VAN KAMPEN INTERNATIONAL MAGNUM PORTFOLIO (formerly, Morgan Stanley International Magnum Portfolio). This Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

          VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO (formerly, Morgan Stanley Emerging Markets equity Portfolio). This Portfolio seeks long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.

     Universal Funds is advised by Morgan Stanley Asset Management, Inc., which does business in certain instances using the name "Van Kampen."

     No one can assure that any fund will achieve its stated Objectives and Policies.

     More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectus for each Fund which accompanies this prospectus and the current statement of additional information for the Funds. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Purchase Payments or transfers among the Subaccounts.

     Please note that not all of the Funds described in the prospectuses for the Funds are available with the Contract. Moreover, VFL cannot guarantee that each Fund will always be available for its variable annuity contracts, but in the event that a Fund is not available, VFL will take reasonable steps to secure the availability of a comparable fund. Shares of each Fund are purchased and redeemed at net asset value, without a sales charge.

     VFL has entered into agreements with the investment advisers of several of the Funds pursuant to which each such investment adviser pays VFL a servicing fee based upon an annual percentage of the average aggregate net assets invested by VFL on behalf of the Variable Account. These agreements reflect administrative services provided to the Funds by VFL. Payments of such amounts by an adviser do not increase the fees paid by the Funds or their shareholders.

     Shares of the Funds are sold to separate accounts of insurance companies that are not affiliated with VFL or each other, a practice known as "shared funding." They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of the Funds may also be sold directly to certain qualified pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, VFL will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

                           DESCRIPTION OF THE CONTRACT

PURCHASING A CONTRACT

     A prospective Owner may purchase a Contract by submitting an application through a licensed agent of VFL who is also a representative of a broker-dealer having a selling agreement with CNA Investor Services, Inc. ("CNA/ISI") or appointed directly with CNA/ISI, the principal underwriter for the Contracts. The maximum Age on the Contract Effective Date for Annuitants is 85. An initial purchase payment must be delivered to the Service Center along with the Owner's application. The minimum initial purchase payment is $2,000. The minimum additional purchase payment VFL will accept is $100. Unless VFL gives its prior approval, it will not accept an initial purchase payment in excess of $500,000 and reserves the right not to accept any purchase payment for any reason. VFL will send Owners a confirmation notice upon receipt and acceptance of the Owner's purchase payment.

CANCELING THE CONTRACT

     Owners may cancel the Contract during the Cancellation Period, which is the 10-day period after an Owner receives the Contract. Some states may require a longer Cancellation Period. To cancel the Contract, the Owner must mail or deliver the Contract to the Service Center or to the agent who sold it. VFL will refund the Contract Value plus any fees or charges deducted except for the mortality and expense risk charge and the administration charge. If the Owner purchased a Contract in a state that requires the return of purchase payments during the Cancellation Period and the Owner chooses to exercise the cancellation right, then VFL will return the purchase payments.

CREDITING AND ALLOCATING PURCHASE PAYMENTS

     If the application for a Contract is properly completed and is accompanied by all the information necessary to process it (including payment of the initial purchase payment) VFL will allocate the initial Purchase Payment then as designated by the Owner to one or more of the Subaccounts or the Interest Adjustment Account within two business days of receipt of such Purchase Payment by VFL at its Service Center. If the application is not properly completed, VFL reserves the right to retain the Purchase Payment for up to five business days while it attempts to complete the application. If the application cannot be made complete within five business days, the applicant will be informed of the reasons for the delay and the initial Purchase Payment will be returned immediately unless the applicant specifically consents to VFL retaining the initial Purchase Payment until the application is made complete. The initial Purchase Payment will then be credited within two business days after receipt of a properly completed application. VFL will credit additional Purchase Payments that are accepted by VFL as of the end of the Valuation Period during which the Payment was received at the Service Center.

     The initial Purchase Payment is allocated among the Subaccounts and the Interest Adjustment Account as specified on the application. If the Contract is issued in a state that requires the return of purchase payments during the Cancellation Period, we reserve the right to allocate your initial purchase payment to a money market account or similar investment, during the Cancellation Period.

     Owners may allocate Purchase Payments among any or all Subaccounts or guarantee periods available. If an Owner elects to invest in a particular Subaccount or guarantee period, at least 1% of the Purchase Payment must be allocated to that Subaccount or guarantee period. All percentage allocations must be in whole numbers. The minimum amount that may be allocated to any guarantee period is $500. VFL allocates any additional Purchase Payments among the Subaccounts and the Interest Adjustment Account in accordance with the allocation schedule in effect when such Purchase Payment is received at the Service Center unless it is accompanied by Written Notice directing a different allocation.

VARIABLE CONTRACT VALUE

     SUBACCOUNT VALUE. The Variable Contract Value is the sum of all Subaccount Values and therefore reflects the investment experience of the Subaccounts to which it is allocated. The Subaccount Value for any Subaccount as of the Contract Effective Date is equal to the amount of the initial Purchase Payment allocated to that Subaccount. On subsequent Valuation Days prior to the Annuity Date, the Subaccount Value is equal to that part of any Purchase Payment allocated to the Subaccount and any amount transferred to that Subaccount, adjusted by interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by withdrawals (including any applicable surrender charges and any applicable purchase payment tax charge) and any amounts transferred out of that Subaccount.

     ACCUMULATION UNITS. Net Purchase Payments allocated to a Subaccount or amounts of Contract Value transferred to a Subaccount are converted into Accumulation Units. For any Contract, the number of Accumulation Units credited to a Subaccount is determined by dividing the dollar amount directed to the Subaccount by the value of the Accumulation Unit for that Subaccount for the Valuation Day on which the Purchase Payment or transferred amount is invested in the Subaccount. Therefore, Purchase Payments allocated to or amounts transferred to a Subaccount under a Contract increase the number of Accumulation Units of that Subaccount credited to the Contract.

     The  Accumulation  Unit  value  for each  Subaccount  was  arbitrarily  set initially at $10 when the Subaccount began operations. Thereafter, the Accumulation Unit value at the end of every Valuation Day is the Accumulation Unit value at the end of the previous Valuation Day multiplied by the net investment factor, as described below. The Subaccount Value for a Contract is determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Subaccount by the Accumulation Unit value for that Subaccount.

     Decreases in Subaccount Value under a Contract are effected by the cancellation of Accumulation Units of a Subaccount. Therefore, surrenders, withdrawals, transfers out of a Subaccount, payment of a death benefit, the application of Variable Contract Value to an Annuity Payment Option on the Annuity Date, and the deduction of the annual administration fee all result in the cancellation of an appropriate number of Accumulation Units of one or more Subaccounts. Accumulation Units are canceled as of the end of the Valuation Period in which VFL received Written Notice regarding the event.

     The  Accumulation  Unit  value  for each  Subaccount  was  arbitrarily  set
initially  at  $10  when  the  Subaccount  began  operations.   Thereafter,  the
Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the Net Investment Factor (described below). The Subaccount Value for a Contract is determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Subaccount by the Accumulation Unit value for that Subaccount.

     THE NET INVESTMENT FACTOR. The Net Investment Factor is an index applied to measure the investment performance of a Subaccount from one Valuation Period to the next. For each Subaccount, the Net Investment Factor reflects the investment experience of the Fund in which that Subaccount invests and the charges assessed against that Subaccount for a Valuation Period. The Net Investment Factor is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

          (1) is the result of:

             a. the Net Asset Value Per Share of the Fund held in the
                Subaccount, determined at the end of the current Valuation Period; plus

             b. the per share amount of any dividend or capital gain
                distributions made by the Fund held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

             c. a per share charge or credit for any taxes reserved for, which is determined by VFL to have resulted from the operations of the Subaccount.

          (2) is the Net Asset Value Per Share of the Fund held in the Subaccount, determined at the end of the last prior Valuation Period.

          (3) is a daily factor representing the mortality and expense risk charge and the administration charge deducted from the Subaccount, adjusted for the number of days in the Valuation Period.

TRANSFERS

     GENERAL. Prior to the Annuity Date and after the Cancellation Period, an Owner may transfer by telephone or other mutually agreed upon communication medium all or part of any Subaccount Value to another Subaccount(s) (subject to its availability) or to one or more available guarantee periods, or transfer all or part of any Guarantee Amount to any Subaccount(s) (subject to its availability) or to one or more available guarantee periods, subject to the following restrictions. The minimum transfer amount is $500 or the entire Subaccount Value or Guarantee Amount, if less. The minimum Subaccount Value or

     Guarantee Amount that may remain following a transfer is $500. A transfer request that would reduce any Subaccount Value or Guarantee Amount below $500 is treated as a transfer request for the entire Subaccount Value or Guarantee Amount. Only four transfers may be made each Contract Year from all or part of any Guarantee Amount for transfers among Subaccounts. The first 12 transfers during each Contract Year are free. VFL assesses a transfer processing fee of $25 for each transfer in excess of 12 during a Contract Year. The transfer processing fee is deducted from the amount being transferred. Transfers from the Interest Adjustment Account may be subject to an interest adjustment even if no transfer processing fee is assessed. Each transfer made by telephone or other mutually agreed upon communication medium is considered one transfer regardless of how many Subaccounts or guarantee periods are affected by the transfer.


     DOLLAR-COST  AVERAGING  FACILITY.  If elected in the  application or at any time thereafter prior to the Annuity Date by Written Notice, an Owner may systematically transfer (on a monthly, quarterly, semi-annual or annual basis) specified dollar amounts from the money market Subaccount to other Subaccounts. Dollar cost averaging begins on the first available transfer date after our Service Center receives your request. This is known as the "dollar-cost averaging" method of investment. The fixed-dollar amount purchases more Accumulation Units of a Subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of Units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not assure a profit or protect against a loss in declining markets.

     Owners may only elect to use the dollar-cost averaging facility if their money market Subaccount Value is at least $1,000 at the time of the election. The minimum transfer amount under the facility is $100 per month (or the equivalent). If dollar-cost averaging transfers are to be made to more than one Subaccount, then the Owner must indicate the dollar amount of the transfer to be made to each. At least $50 must be designated to each Subaccount.

     Transfers under the dollar-cost averaging facility are made as of the same calendar day each month. If this calendar day is not a Valuation Day, transfers are made as of the next Valuation Day. Once elected, transfers under the dollar-cost averaging facility continue until the money market Subaccount Value is depleted, the Annuity Date occurs or until the Owner cancels the election by Written Notice at least seven days in advance of the next transfer date. Alternatively, Owners may specify in advance a date for transfers under the facility to cease. There is no additional charge for using the dollar-cost averaging facility. Transfers under the facility do not count towards the 12 transfers permitted without a transfer processing fee in any Contract Year. VFL reserves the right to discontinue offering the dollar-cost averaging facility at any time and for any reason or to change its features.

     GUARANTEED DOLLAR-COST AVERAGING FACILITY. If elected in the application, an Owner may use the dollar-cost averaging facility to systematically transfer specified dollar amounts (on a monthly or quarterly basis) from a Guarantee Amount under the Interest Adjustment Account. For this purpose, VFL may, from time to time, offer a special one-year or six-month guarantee period designed for use with the dollar-cost averaging facility. When available, an Owner may allocate all or part of the initial purchase payment to a special guarantee period. These special guarantee periods are not available for subsequent purchase payments or transfers of Contract Value. The minimum dollar amount that may be transferred from a Guarantee Amount using the dollar-cost averaging facility is that amount which results in the entire Guarantee Amount being transferred to one or more Subaccounts by the end of the special guarantee period and in no case shall be less than $5,000. Once elected, transfers from a Guarantee Amount under the facility do not cease until the Guarantee Amount is depleted. No interest adjustment applies to transfers described in this paragraph. All other requirements applicable to dollar-cost averaging transfers from the money market Subaccount apply to transfers described in this paragraph.

     AUTOMATIC SUBACCOUNT VALUE REBALANCING. If elected in the application or requested by Written Notice at any time thereafter prior to the Annuity Date, an Owner may instruct VFL to automatically transfer (on a quarterly, semi-annual or annual basis) Variable Contract Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Variable Contract Value among such Subaccounts ("automatic Subaccount Value rebalancing"). Such percentage allocations must be in whole numbers. Once elected, automatic Subaccount Value rebalancing begins on the first Valuation Day of the next calendar quarter or other period (or, if later, the next calendar quarter or other period after the expiration of the Cancellation Period).

     Owners may stop automatic Subaccount Value rebalancing at any time by Written Notice at least seven calendar days before the first Valuation Day in a new period. Owners may specify allocations between and among as many Subaccounts as are available at the time automatic Subaccount Value rebalancing is elected. Once automatic Subaccount Value rebalancing has been elected, any subsequent allocation instructions that differ from the then-current rebalancing allocation instructions are treated as a request to change the automatic Subaccount Value rebalancing allocation. Owners may change automatic Subaccount Value rebalancing allocations at any time. Allocation changes will take effect as of the Valuation Day that instructions are received at the Service Center. Once automatic Subaccount Value rebalancing is in effect, an Owner may only transfer Subaccount Value among or between Subaccounts by changing the automatic Subaccount Value rebalancing allocation instructions. Changes to automatic Subaccount Value rebalancing must be made by Written Notice.

     There is no additional charge for automatic Subaccount Value rebalancing and rebalancing transfers do not count as one of the 12 transfers available without a transfer processing fee during any Contract Year. If automatic Subaccount Value rebalancing is elected at the same time as the dollar-cost averaging facility or when the dollar-cost averaging facility is being utilized, automatic Subaccount Value rebalancing will be postponed until the first Valuation Day in the calendar quarter or other period following the termination of dollar-cost averaging facility. VFL reserves the right to discontinue offering automatic Subaccount Value rebalancing at any time for any reason or to change its features.

WITHDRAWALS

     GENERAL. Prior to the Annuity Date and after the Cancellation Period, an Owner may withdraw part of the Surrender Value, subject to certain limitations. Each withdrawal must be requested by Written Notice. The minimum withdrawal amount is $500. The maximum withdrawal is the amount that would leave a minimum Surrender Value of $1,000. A withdrawal request that would reduce any Subaccount Value or Guarantee Amount below $500 will be treated as a request for a withdrawal of all of that Subaccount Value or Guarantee Amount.

     VFL withdraws the amount requested from the Contract Value as of the day that VFL receives an Owner's Written Notice, and sends the Owner that amount. VFL will then deduct any applicable surrender charge and any applicable purchase payment tax charge from the remaining Contract Value.

     A Written Notice of withdrawal must specify the amount to be withdrawn from each Subaccount or Guarantee Amount. If the Written Notice does not specify this information, or if any Subaccount Value or Guarantee Amount is inadequate to comply with the request, VFL will make the withdrawal based on the proportion that each Subaccount Value and each Guarantee Amount bears to the Contract Value as of the day of the withdrawal.

     SYSTEMATIC WITHDRAWALS. If elected in the application or requested at any time thereafter prior to the Annuity Date by Written Notice, an Owner may elect to receive periodic withdrawals under VFL's systematic withdrawal plan, free of any surrender charges. Under the systematic withdrawal plan, VFL will make withdrawals (on a monthly, quarterly, semi-annual or annual basis) from Subaccounts specified by the Owner. Withdrawals will begin one frequency period after the request is received at our Service Center. Systematic withdrawals must be at least $100 each and may only be made from Variable Contract Value.
Withdrawals under the systematic withdrawal plan may only be made from Subaccounts having $1,000 or more of Subaccount Value at the time of election. The systematic withdrawal plan is not available to Owners using the dollar-cost averaging facility or automatic Subaccount Value rebalancing.

     VFL makes systematic withdrawals on the following basis: (1) as a specified dollar amount, or (2) as a specified whole percent of Subaccount Value.

     Participation in the systematic withdrawal plan terminates on the earliest of the following events: (1) the Subaccount Value from which withdrawals are being made becomes zero, (2) a termination date specified by the Owner is reached, or (3) the Owner requests that his or her participation in the plan cease. Systematic withdrawals being made in order to meet the required minimum distribution under the Code or to make substantially equal payments as required under the Code will continue even though a surrender charge is deducted.

     TAX CONSEQUENCES OF WITHDRAWALS. Consult your tax adviser regarding the tax consequences associated with making withdrawals. A withdrawal made before the taxpayer reaches Age 59 1/2, including systematic withdrawals, may result in imposition of a penalty tax of 10% of the taxable portion withdrawn. See "TAXES" for more details.

SURRENDERS

     An Owner may surrender the Contract for its Surrender Value at any time prior to the Annuity Date. A Contract's Surrender Value fluctuates daily as a function of the investment experience of the Subaccounts in which an Owner is invested. VFL does not guarantee any minimum Surrender Value for amounts invested in the Subaccounts.

     An Owner may elect to have the Surrender Value paid in a single sum or under an Annuity Payment Option. The Surrender Value will be determined as of the date VFL receives the Written Notice for surrender and the Contract at the Service Center.

     Consult your tax adviser regarding the tax consequences of a Surrender. A Surrender made before age 59 1/2 may result in the imposition of a penalty tax of 10% of the taxable portion of the Surrender Value. See "TAXES" for more details.

DEATH OF OWNER OR ANNUITANT

     DEATH BENEFITS ON OR AFTER THE ANNUITY DATE. If an Owner dies on or after the Annuity Date, any surviving joint Owner becomes the sole Owner. If there is no surviving Owner, any successor Owner becomes the new Owner. If there is no surviving or successor Owner, the Payee becomes the new Owner. If an Annuitant or an Owner dies on or after the Annuity Date, the remaining undistributed portion, if any, of the Contract Value will be distributed at least as rapidly as under the method of distribution being used as of the date of such death. Under some Annuity Payment Options, there will be no death benefit.

     DEATH BENEFITS WHEN THE OWNER DIES BEFORE THE ANNUITY DATE. If any Owner dies prior to the Annuity Date, any surviving joint Owner becomes the new sole Owner. If there is no surviving joint Owner, any successor Owner becomes the new Owner and if there is no successor Owner the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the sole deceased Owner was also the Annuitant, then the provisions relating to the death of the Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants, in which event the surviving Annuitant becomes the new Owner.

     The following options are available to new Owners:

        (1) to receive the Adjusted Contract Value in a single lump sum within five years of the deceased Owner's death; or

        (2) elect to receive the Adjusted Contract Value paid out under an Annuity Payment Option provided that: (a) Annuity Payments begin within one year of the deceased Owner's death, and (b) Annuity Payments are made in substantially equal installments over the life of the new Owner or over a period not greater than the life expectancy of the new Owner; or

        (3) if the new Owner is the spouse of the deceased Owner, he or she may by Written Notice within one year of the Owner's death, elect to continue the Contract as the new Owner. If the spouse so elects, all of his or her rights as a Beneficiary cease and if the deceased Owner was also the sole Annuitant and appointed no Contingent Annuitant, he or she will become the Annuitant. The spouse will be deemed to have made the election to continue the Contract if he or she makes no election before the expiration of the one year period or if he or she makes any purchase payments under the Contract.

     With regard to new Owners who are not the spouse of the deceased Owner: (a) 1 and 2 apply even if the Annuitant or Contingent Annuitant is alive at the time of the deceased Owner's death, (b) if the new Owner is not a natural person, only option 1 is available, (c) if no election is made within one year of the deceased Owner's death, option 1 is deemed to have been elected.

     Adjusted Contract Value is computed as of the date that VFL receives Due Proof of Death of the Owner. Payments under this provision are in full settlement of all of VFL's liability under the Contract.

     DEATH BENEFITS WHEN THE ANNUITANT DIES BEFORE THE ANNUITY DATE. If the Annuitant dies before the Annuity Date while the Owner is still living, any Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Date and no Contingent Annuitant has been named, VFL will pay the death benefit described below to the Beneficiary. If there is no surviving Beneficiary, VFL will pay the death benefit to any Contingent Beneficiary. If there is no surviving Contingent Beneficiary, VFL will immediately pay the death benefit to the Owner's estate in a lump sum.

     If the Annuitant who is also an Owner dies or if the Annuitant dies and the Owner is not a natural person, a Beneficiary (or a Contingent Beneficiary):

        (1) will receive the death benefit in a single lump sum within 5 years of the deceased Annuitant's death; or

        (2) may elect to receive the death benefit paid out under an Annuity Payment Option provided that: (a) Annuity Payments begin within 1 year of the deceased Annuitant's death, and (b) Annuity Payments are made in substantially equal installments over the life of the Beneficiary or over a period not greater than the life expectancy of the Beneficiary; or

        (3) if the Beneficiary is the spouse of the deceased Annuitant, he or she may by Written Notice within one year of the Annuitant's death, elect to continue the Contract as the new Owner. If the spouse so elects, all his or her rights as a Beneficiary cease and if the deceased Annuitant was also the sole Annuitant and appointed no Contingent Annuitant, he or she will become the Annuitant. The spouse will be deemed to have made the election to continue the Contract if he or she makes no election before the expiration of the one year period or if he or she makes any purchase payments under the Contract.

     THE DEATH BENEFIT. The death benefit is an amount equal to the greatest of:

        (1) aggregate purchase payments made less any withdrawals as of the date that VFL receives Due Proof of Death of the Annuitant; or

        (2) the Contract Value as of the date that VFL receives Due Proof of Death of the Annuitant; or

        (3) the minimum death benefit described below;

     less any applicable purchase payment tax charge on the date that the death benefit is paid.

     The minimum death benefit is the death benefit floor amount as of the date of the Annuitant's death (a) adjusted, for each withdrawal made since the most recent reset of the death benefit floor amount, multiplying that amount by the product of all ratios of the Contract Value immediately after a withdrawal to the Contract Value immediately before such withdrawal (b) plus any purchase payments made since the most recent reset of the death benefit floor amount.

     The death benefit floor amount is the largest Contract Value attained on any prior Contract Anniversary prior to the Annuitant's Age 81. Therefore, the death benefit floor amount is reset when, on a Contract Anniversary, Contract Value exceeds the current death benefit floor amount.

     Examples of the computation of the death benefit are shown in Appendix B.

PAYMENTS BY VFL

     VFL generally makes payments of withdrawals, surrenders, death benefits, or any Annuity Payments within seven days of receipt of all applicable Written Notices and/or Due Proofs of Death. However, VFL may postpone such payments for any of the following reasons:

        (1) when the New York Stock Exchange ("NYSE") is closed for trading other than customary holiday or weekend closing, or trading on the NYSE is restricted, as determined by the SEC; or

        (2) when the SEC by order permits a postponement for the protection of Owners; or

        (3) when the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of their value not reasonably practicable.

     If a recent check or draft has been submitted, VFL has the right to defer payment of surrenders, withdrawals, death benefits or Annuity Payments until the check or draft has been honored.

     VFL may defer payment of any withdrawal, surrender or transfer of the Interest Adjustment Account up to six months after it receives an Owner's Written Notice. VFL pays interest on the amount of any payment that is deferred. The interest will accrue from the date that payment becomes payable to the date of payment, but not for more than one year, at an annual rate of 3%, or the rate and time required by law.

TELEPHONE TRANSACTION PRIVILEGES

     An Owner may make transfers or change allocation instructions by telephoning the Service Center or by other mutually agreed upon communication medium. An Owner may authorize his agent or representative to make such transfer by completing a form provided by VFL. An authorization form received by VFL at the Service Center is valid until it is rescinded or revoked by Written Notice or until a subsequently dated form signed by the Owner is received at the Service Center. VFL will send Owners a written confirmation of all transfers and allocation changes made pursuant to telephone instructions or instructions made by other mutually agreed upon communication medium.

     The Service Center requires a form of personal identification prior to acting on instructions received by telephone or other mutually agreed upon communication medium and also may tape record instructions received by phone. If VFL follows these procedures, it is not liable for any losses due to unauthorized or fraudulent transactions. VFL reserves the right to suspend telephone transaction privileges at any time for any reason.

SUPPLEMENTAL RIDERS

     The following rider is available and may be added to a Contract.

     INTEREST ADJUSTMENT ACCOUNT FOR SYSTEMATIC TRANSFERS RIDER. This rider allows you to systematically transfer specified dollar amounts of your initial purchase payment (on a monthly or quarterly basis) from a guarantee period of the Interest Adjustment Account. You may allocate all or part of the initial purchase payment to a special guarantee period. This special guarantee period is not available for subsequent purchase payments or Contract Value. There is no cost associated with this rider.

                            CONTRACT CHARGES AND FEES

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     GENERAL. No sales charge is deducted from purchase payments at the time that such payments are made. However, within certain time limits described below, a surrender charge is deducted upon any withdrawal, surrender or annuitization. A surrender charge is assessed on Cash Value applied to an Annuity Payment Option during the first five Contract Years. The surrender charge is waived if annuitization occurs during Contract Years 2 to 5 and you select annuitization Option 4, 5, or 6. No surrender charge is assessed on Contract Value applied to an Annuity Payment Option after the fifth Contract Year. If on the Annuity Date, however, the Payee elects (or the Owner previously elected) to receive a lump sum, this sum will equal the Surrender Value on such date.

     In the event that surrender charges are not sufficient to cover sales expenses, such expenses will be borne by VFL. Conversely, if the revenue from such charges exceeds such expenses, the excess of revenues from such charges over expenses will be retained by VFL. VFL does not currently believe that the surrender charges deducted will cover the expected costs of distributing the Contracts. Any shortfall will be made up from VFL's general assets, which may include amounts derived from the mortality and expense risk charge.

     CHARGE FOR SURRENDER OR WITHDRAWALS. The surrender charge is equal to the percentage of each purchase payment surrendered or withdrawn (or applied to an Annuity Payment Option during the first five Contract Years) as shown in the table below. The surrender charge is separately calculated and applied to each purchase payment at the time that the purchase payment is surrendered or withdrawn. No surrender charge applies to the Contract Value in excess of aggregate purchase payments (less prior withdrawals of the payments). The surrender charge is calculated using the assumption that surrendered Contract Value in excess of aggregate purchase payments (less prior withdrawals of purchase payments) is surrendered or withdrawn before any purchase payments and that purchase payments are withdrawn on a first-in-first-out basis. Notwithstanding the foregoing, in each Contract Year after the first Contract Year (or the first Contract Year if systematic withdrawals are in effect), you may withdraw an amount equal to the Free Partial Withdrawal percentage times the Free Partial Withdrawal Basis, without incurring surrender charges.

-------------------------------------------------------------------------------------------
                         NUMBER OF FULL YEARS        SURRENDER CHARGE
                        ELAPSED BETWEEN DATE OF     AS A PERCENTAGE OF
                      RECEIPT OF PURCHASE PAYMENT    PURCHASE PAYMENT
                         AND DATE OF SURRENDER         WITHDRAWN OR
                             OF WITHDRAWAL             SURRENDERED
-------------------------------------------------------------------------------------------
                                   1                         7%
                                   2                         7%
                                   3                         6%
                                   4                         5%
                                   5                         4%
                                   6+                        0%
-------------------------------------------------------------------------------------------

     WITHDRAWALS. With regard to all withdrawals, VFL withdraws the amount requested from the Contract Value as of the day that it receives the Written Notice regarding the withdrawal and sends the Owner that amount. VFL then deducts any surrender charge and any applicable purchase payment tax charge from the remaining Contract Value. The Written Notice must specify the amount to be withdrawn from each Subaccount or Guarantee Amount. If the Written Notice does not specify this information, or any Subaccount Value or Guarantee Amount is inadequate to comply with your request, VFL will make the withdrawal based on the proportion that each Subaccount Value and each Guarantee Amount bears to the Contract Value as of the day of the withdrawal.

     AMOUNTS NOT SUBJECT TO A SURRENDER CHARGE. Each Contract Year after the first Contract Year (or the first Contract Year if systematic withdrawals are in effect), an Owner may withdraw an amount equal to 15% of the greater of: (1) aggregate purchase payments (less prior withdrawals of purchase payments) as of the first Valuation Day of that Contract Year, or (2) Contract Value as of the day Written Request for the withdrawal is received, without incurring surrender charge. VFL reserves the right to limit the number of such "free" withdrawals in any Contract Year. Owners may carry over to subsequent Contract Years, any unused "free" withdrawal percentages. For example, if 10% of either aggregate purchase payments (less prior withdrawals of purchase payments) or Contract Value is withdrawn in a Contract Year, then in the next Contract Year, the Owner may withdraw an amount equal to 20% (5% unused from the previous Contract Year plus 15% withdrawal percentage for the current Contract Year) of the greater of:
(1) aggregate purchase payments (less prior withdrawals of purchase payments) as of the first Valuation Day of that Contract Year, or (2) Contract Value as of the day Written Request for the withdrawal is received, without incurring surrender charge. However, the maximum amount of "free" withdrawals in any Contract Year is 30% of the greater of (1) or (2) as defined above.

     WAIVER OF SURRENDER CHARGE. VFL will waive the surrender charge in the event that the Owner: (1) enters an "eligible nursing home," as defined in the Contract, for a period of at least 90 days, (2) is diagnosed as having a "terminal medical condition," as defined in the Contract, or (3) is less than age 65 and sustains a "permanent and total disability," as defined in the Contract. VFL reserves the right to require written proof of terminal medical condition or permanent and total disability satisfactory to it and to require an examination by a licensed physician of its choice. The surrender charge waiver is not available in all states due to applicable insurance laws in effect in various states.

ANNUAL ADMINISTRATION FEE

     An annual administration fee is deducted as of each Contract Anniversary for the prior Contract Year. VFL also deducts this fee for the current Contract Year when determining the Surrender Value prior to the end of a Contract Year and on the Annuity Date. If Contract Value is $50,000 or less at the time of the fee deduction, then the annual administration fee is $30. The fee is zero for Contracts where the Contract Value exceeds $50,000 at the time the fee would be deducted. This fee is to cover a portion of VFL's administrative expenses related to the Contracts. VFL does not expect to make a profit from this fee.

     The annual administration fee is assessed against Subaccount Values and Guarantee Amounts based on the proportion that each bears to the Contract Value. Where the fee is deducted from Subaccount Values, VFL will cancel an appropriate number of Accumulation Units. Where the fee is obtained from a Guarantee Amount, VFL will reduce the Guarantee Amount by the amount of the fee.

TRANSFER PROCESSING FEE

     Prior to the Annuity Date, VFL permits 12 free transfers per Contract Year among and between the Subaccounts and the guarantee periods. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred. VFL does not expect to make a profit from this fee.

TAXES ON PURCHASE PAYMENTS

     Certain states and municipalities impose a tax on VFL in connection with the receipt of annuity considerations. This tax generally can range from 0% to 3.5% of such considerations and generally varies based on the Annuitant's state of residence. Taxes on annuity considerations are generally incurred by VFL as of the Annuity Date based on the Contract Value on that date, and VFL deducts the charge for taxes on annuity considerations from the Contract Value as of the Annuity Date. Some jurisdictions impose a tax on annuity considerations at the time such considerations are made. In those jurisdictions, VFL's current practice is to pay the tax on annuity considerations and then deduct the charge for these taxes from the Contract Value upon surrender, payment of the death benefit, or upon the Annuity Date. VFL reserves the right to deduct any state and local taxes on annuity considerations from the Contract Value at the time such tax is due.

MORTALITY AND EXPENSE RISK CHARGE

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the Contract. The daily charge is at the rate of 0.003446% (approximately equivalent to an effective annual rate of 1.25%) of the net assets of the Variable Account. Approximately .70% of this annual charge is for the assumption of mortality risk and .55% is for the assumption of expense risk. If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risks undertaken by VFL, VFL will bear the shortfall. Conversely, if the charge proves more than sufficient, the excess will be profit to VFL and will be available for any proper purpose including, among other things, payment of expenses incurred in selling the Contracts.

     The mortality risk that VFL assumes is the risk that Annuitants, as a group, will live for a longer period of time than VFL estimated when it established the guaranteed Annuity Payment rates in the Contract. Because of these guarantees, each Payee is assured that his or her longevity will not have an adverse effect on the Annuity Payments that he or she receives under Annuity Payment Options based on life contingencies. VFL also assumes a mortality risk because the Contracts guarantee a death benefit if the Annuitant dies before the Annuity Date. The expense risk that VFL assumes is the risk that the administration charge, annual administration fee and the transfer processing fee may be insufficient to cover the actual expenses of administering the Contracts.

ADMINISTRATION CHARGE

     VFL deducts a daily administration charge from the assets of the Variable Account to compensate it for a portion of the expenses it incurs in administering the Contracts. The daily charge is at a rate of 0.000411% (approximately equivalent to an effective annual rate of 0.15%) of the net assets of the Variable Account. VFL does not expect to make a profit from this charge.

FUND EXPENSES

     The investment performance of each Fund reflects the management fee that it pays to its investment manager or adviser as well as other operating expenses that it incurs. Investment management fees are generally daily fees computed as a percent of a Fund's average daily net assets at an annual rate. Please read the prospectus for each Fund for complete details.

POSSIBLE CHARGE FOR VFL'S TAXES

     VFL currently makes no charge to the Variable Account for any federal, state or local taxes that VFL incurs which may be attributable to the Variable Account or the Contracts. VFL, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.

                       SELECTING AN ANNUITY PAYMENT OPTION

ANNUITY DATE

     The Owner selects the Annuity Date. For Non-Qualified Contracts, the Annuity Date must be no later than the later of the Contract Anniversary following the Annuitant's Age 85 (Age 99 where permitted under state law). For most Qualified Contracts, the Annuity Date must be no later than April 1 of the calendar year following the later of the calendar year in which (a) the Owner attains age 70 1/2, or (b) retires. Section (b) does not apply to traditional IRAs. There is no required distribution age for Roth IRAs. An Owner may change the Annuity Date by Written Notice, subject to the following limitations:

        (1) Written Notice is received at least 30 days before the current Annuity Date; and

        (2) the requested new Annuity Date must be at least 30 days after VFL receives Written Notice.

ANNUITY PAYMENT DATES

     VFL computes the first Annuity Payment as of the Annuity Date and makes the first Annuity Payment as of the initial Annuity Payment Date selected by the Owner. The initial Annuity Payment Date is the Annuity Date unless the Annuity Date is the 29th, 30th or 31st day of a calendar month, in which event, the Owner must select a different date. All subsequent Annuity Payments are computed and payable as of Annuity Payment Dates. These dates will be the same day of the month as the initial Annuity Payment Date. Monthly Annuity Payments will be computed and payable as of the same day each month as the initial Annuity Payment Date. Quarterly Annuity Payments will be computed and payable as of the same day in the third, sixth, ninth, and twelfth month following the initial Annuity Payment Date and on the same days of such months in each successive Contract Year. Semi-annual Annuity Payment Dates will be computed and payable as of the same day in the sixth and twelfth month following the initial Annuity Payment Date and on the same days of such months in each successive Contract Year. Annual Annuity Payments will be computed and payable as of the same day in each Contract Year as the initial Annuity Payment Date. The frequency of Annuity Payments selected is shown in the Contract. In the event that the Owner does not select a payment frequency, payments will be made monthly.

ELECTION AND CHANGES OF ANNUITY PAYMENT OPTIONS

     On the Annuity Date, the Surrender Value or Adjusted Contract Value is applied under an Annuity Payment Option, unless the Owner elects to receive the Surrender Value in a lump sum. If the Annuity Date falls during the first five Contract Years, Surrender Value is applied under an Annuity Payment Option. However, the surrender charge will be waived if annuitization occurs during Contract Years 2 to 5 and you select annuitization Option 4, 5, or 6. If the Annuity Date falls after the fifth Contract Anniversary, Adjusted Contract Value is applied under an Annuity Payment Option. The Annuity Payment Option specifies the type of annuity to be paid and determines how long the annuity will be paid, the frequency, and the amount of each payment. The Owner may elect or change the Annuity Payment Option by Written Notice at any time prior to the Annuity Date. (See "Annuity Payment Options.") The Owner may elect to apply any portion of the Surrender Value or Adjusted Contract Value to provide either Variable Annuity Payments or Fixed Annuity Payments or a combination of both. If Variable Annuity Payments are selected, the Owner must also select the Subaccounts to which Surrender Value or Adjusted Contract Value will be applied. If no selection has been made by the Annuity Date, Surrender Value or Adjusted Contract Value from any Guaranteed Interest Option Value will be applied to purchase Fixed Annuity Payments and Surrender Value or Adjusted Contract Value from each Subaccount Value will be applied to purchase Variable Annuity Payments from that Subaccount. If no Annuity Payment Option has been selected by the Annuity Date, Surrender Value or Adjusted Contract Value will be applied under Annuity Payment Option 5 (Life Annuity with Period Certain) with a designated period of 10 years. Any death benefit applied to purchase Annuity Payments is allocated among the Subaccounts and/or the Guaranteed Interest Option as instructed by the Beneficiary unless the Owner previously made the foregoing elections.

ANNUITY PAYMENTS

     FIXED ANNUITY PAYMENTS. Fixed Annuity Payments are periodic payments from VFL to the designated Payee, the amount of which is fixed and guaranteed by VFL. The dollar amount of each Fixed Annuity Payment depends on the form and duration of the Annuity Payment Option chosen, the Age of the Annuitant, the sex of the Annuitant (if applicable), the amount of Adjusted Contract Value applied to purchase the Fixed Annuity Payments and, for Annuity Payment Options 3-6, the applicable annuity purchase rates. The annuity purchase rates in the Contract are based on a Guaranteed Interest Rate of not less than 3%. VFL may, in its sole discretion, make Fixed Annuity Payments in an amount based on a higher interest rate. If Fixed Annuity Payments are computed based on an interest rate in excess of the minimum Guaranteed Interest Rate, then, for the period of the higher rate, the dollar amount of such Fixed Annuity Payments will be greater than the dollar amount based on a 3% interest rate. VFL guarantees that any higher rate will be in effect for at least 12 months.

     Except for Annuity Payment Options 1 and 2, the dollar amount of the first Fixed Annuity Payment is determined by dividing the dollar amount of Adjusted Contract Value being applied to purchase Fixed Annuity Payments by $1,000 and multiplying the result by the annuity purchase rate in the Contract for the selected Annuity Payment Option. Subsequent Fixed Annuity Payments are of the same dollar amount unless VFL makes payments based on an interest rate different from that used to compute the first payment.

     VARIABLE ANNUITY PAYMENTS. Variable Annuity Payments are periodic payments from VFL to the designated Payee, the amount of which varies from one Annuity Payment Date to the next as a function of the net investment experience of the Subaccounts selected by the Owner or Payee to support such payments. The dollar amount of the first Variable Annuity Payment is determined in the same manner as that of a Fixed Annuity Payment. Therefore, provided that the interest rate on which Fixed Annuity Payments are based equals the Benchmark Rate of Return on which Variable Annuity Payments are based, for any particular amount of Adjusted Contract Value applied to a particular Annuity Payment Option, the dollar amount of the first Variable Annuity Payment would be the same as the dollar amount of each Fixed Annuity Payment. Variable Annuity Payments after the first Payment are similar to Fixed Annuity Payments except that the amount of each Payment varies to reflect the net investment experience of the Subaccounts selected by the Owner or Payee.

     The dollar amount of the initial Variable Annuity Payment attributable to each Subaccount is determined by dividing the dollar amount of the Adjusted Contract Value to be allocated to that Subaccount on the Annuity Date by $1,000 and multiplying the result by the annuity purchase rate in the Contract for the selected Annuity Payment Option. The dollar value of the total initial Variable Annuity Payment is the sum of the initial Variable Annuity Payments attributable to each Subaccount.

     The number of Annuity Units attributable to a Subaccount is derived by dividing the initial Variable Annuity Payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount for the Valuation Period ending on the Annuity Date or during which the Annuity Date falls if the Valuation Period does not end on such date. The number of Annuity Units attributable to each Subaccount under a Contract remains fixed unless there is an exchange of Annuity Units.

     The dollar amount of each subsequent Variable Annuity Payment attributable to each Subaccount is determined by multiplying the number of Annuity Units of that Subaccount credited under the Contract by the Annuity Unit Value (described below) for that Subaccount for the Valuation Period ending on the Annuity Payment Date, or during which the Annuity Payment Date falls if the Valuation Period does not end on such date.

     The dollar value of each subsequent Variable Annuity Payment is the sum of the subsequent Variable Annuity Payments attributable to each Subaccount.

     The Annuity Unit Value of each Subaccount for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

          (a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated;

          (b) is the Annuity Unit Value for the preceding Valuation Period; and

          (c) is a daily Benchmark Rate of Return factor (for the 3% benchmark rate of return) adjusted for the number of days in the Valuation Period.

     The Benchmark Rate of Return factor is equal to one plus 3%, or 1.03. The annual factor can be translated into a daily factor of 1.00008098.

     If the net investment return of the Subaccount for an Annuity Payment period is equal to the pro-rated portion of the 3% Benchmark Rate of Return, the Variable Annuity Payment attributable to that Subaccount for that period will equal the Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 3% for a Payment period, the Payment for that period will be greater than the Payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3%, the Payment for that period will be less than the Payment for the prior period.

     "TRANSFERS" BETWEEN SUBACCOUNTS. By Written Notice at any time after the Annuity Date, the Payee may change the Subaccount(s) from which Annuity Payments are being made by exchanging the dollar value of a designated number of Annuity Units of a particular Subaccount for an equivalent dollar amount of Annuity Units of another Subaccount. On the date of the exchange, the dollar amount of a Variable Annuity Payment generated from the Annuity Units of either Subaccount would be the same. Exchanges of Annuity Units are treated as transfers for the purpose of computing any transfer processing fee.

ANNUITY PAYMENT OPTIONS

     OPTION 1. INTEREST PAYMENTS. VFL holds the Adjusted Contract Value as principal and pays interest to the Payee. The interest rate is 3% per year compounded annually. VFL pays interest every 1 year, 6 months, 3 months or 1 month, as specified at the time this option is selected. At the death of the Payee, the value of the remaining payments are paid in a lump sum to the Payee's estate. Only Fixed Annuity Payments are available under Annuity Payment Option 1.

     OPTION 2. PAYMENTS OF A SPECIFIED AMOUNT. VFL pays the Adjusted Contract Value in equal payments every 1 year, 6 months, 3 months or 1 month. The amount and frequency of the payments is specified at the time this option is selected. After each payment, interest is added to the remaining amount applied under this option that has not yet been paid. The interest rate is 3% per year compounded annually. Payments are made to the Payee until the amount applied under this option, including interest, is exhausted. The total of the payments made each year must be at least 5% of the amount applied under this option. If the Payee dies before the amount applied is exhausted, VFL pays the value of the remaining payments in a lump sum to the Payee's estate. Only Fixed Annuity Payments are available under Annuity Payment Option 2.

     ADDITIONAL INTEREST EARNINGS. VFL may pay interest at rates in excess of the rates guaranteed in Annuity Payment Options 1 and 2.

     OPTION 3. PAYMENTS FOR A SPECIFIED PERIOD. VFL pays the lump sum in equal payments for the number of years specified when the option is selected. Payments are made every 1 year, 6 months, 3 months or 1 month, as specified when the option is selected. If the Payee dies before the expiration of the specified number of years, VFL pays the commuted value of the remaining payments in a lump sum to the Payee's estate.

     OPTION 4. LIFE ANNUITY. VFL makes monthly payments to the Payee for as long as the Annuitant lives. UNDER THIS OPTION, A PAYEE COULD RECEIVE ONLY ONE PAYMENT IF THE ANNUITANT DIES AFTER THE FIRST PAYMENT, TWO PAYMENTS IF THE ANNUITANT DIES AFTER THE SECOND PAYMENT, ETC.

     OPTION 5. LIFE ANNUITY WITH PERIOD CERTAIN. VFL makes monthly payments to the Payee for as long as the Annuitant lives. At the time this option is selected, a period certain of 5, 10, 15, or 20 years must also be selected. If the Annuitant dies before the specified period certain ends, the payments to the Payee will continue until the end of the specified period. The amount of the monthly payments therefore depends on the period certain selected.

     OPTION 6. JOINT LIFE AND SURVIVORSHIP ANNUITY. VFL makes monthly payments to the Payee while both Annuitants are living. After the death of either Annuitant, payments continue to the Payee for as long as the other Annuitant lives. UNDER THIS OPTION, THE PAYEE COULD RECEIVE ONLY ONE PAYMENT IF BOTH ANNUITANTS DIE AFTER THE FIRST PAYMENT, TWO PAYMENTS IF BOTH ANNUITANTS DIE AFTER THE SECOND PAYMENT, ETC.

                         ADDITIONAL CONTRACT INFORMATION

OWNERSHIP

     The Contract belongs to the Owner. An Owner may exercise all of the rights and options described in the Contract.

     Subject to more specific provisions elsewhere herein, an Owner's rights include the right to: (1) select or change a successor Owner, (2) select or change any Beneficiary or Contingent Beneficiary, (3) select or change the Payee prior to the Annuity Date, (4) select or change the Annuity Payment Option, (5) allocate Purchase Payments among and between the Subaccounts and guarantee periods, (6) transfer Contract Value among and between the Subaccounts and guarantee periods, and (7) select or change the Subaccounts on which Variable Annuity Payments are based.

     The rights of Owners of Qualified Contracts may be restricted by the terms of a related employee benefit plan. For example, such plans may require an Owner of a Qualified Contract to obtain the consent of his or her spouse before exercising certain ownership rights or may restrict withdrawals. See "TAXES" for more details.

     Selection of an Annuitant or Payee who is not the Owner may have tax consequences. You should consult a tax advisor as to these consequences.

CHANGING THE OWNER OR BENEFICIARY

     Prior to the Annuity Date and after the Cancellation Period and if the Annuitant is still living, an Owner may transfer ownership of the Contract subject to VFL's published rules at the time of the change.

     At any time before a death benefit is paid, the Owner may name a new Beneficiary by Written Notice unless an irrevocable Beneficiary has previously been named. When an irrevocable Beneficiary has been designated, the Owner must provide the irrevocable Beneficiary's written consent to VFL before a new Beneficiary is designated.

     These changes take effect as of the day the Written Notice is received at the Service Center and VFL is not liable for any payments made under the Contract prior to the effectiveness of any change. For possible tax consequences of these changes, see "TAXES."

MISSTATEMENT OF AGE OR SEX

     If the Age or sex of the Annuitant given in the application is misstated, VFL will adjust the benefits it pays under the Contract to the amount that would have been payable at the correct Age or sex. If VFL made any underpayments because of any such misstatement, it shall pay the amount of such underpayment plus interest at an annual effective rate of 3%, immediately to the Payee or Beneficiary in one sum. If VFL makes any overpayments because of a misstatement of Age or sex, it shall deduct from current or future payments due under the Contract, the amount of such overpayment plus interest at an annual effective rate of 3%.

CHANGE OF CONTRACT TERMS

     Upon notice to the Owner, VFL may modify the Contract to:

        (1) conform the Contract or the operations of VFL or of the Variable Account to the requirements of any law (or regulation issued by a government agency) to which the Contract, VFL or the Variable Account is subject;

        (2) assure continued qualification of the Contract as an annuity contract or a Qualified Contract under the Code;

        (3) reflect a change (as permitted in the Contract) in the operation of the Variable Account; or

        (4) provide additional Subaccounts and/or guarantee periods.

     In  the  event  of  any  such  modification,   VFL  will  make  appropriate
endorsements to the Contract.

     Only one of VFL's officers may modify the Contract or waive any of VFL's rights or requirements under the Contract. Any modification or waiver must be in writing. No agent may bind VFL by making any promise not contained in the Contract.

REPORTS TO OWNERS

     Prior to the Annuity Date, VFL will send each Owner a report at least annually, or more often as required by law, indicating: the number of Accumulation or Annuity Units credited to the Contract and the dollar value of such units; the Contract Value, Adjusted Contract Value and Surrender Value; any purchase payments, withdrawals, or surrenders made, death benefits paid and charges deducted since the last report; the current interest rate applicable to each Guarantee Amount; and any other information required by law.

     The reports, which will be mailed to Owners at their last known address, will include any information that may be required by the SEC or the insurance supervisory official of the jurisdiction in which the Contract is delivered. VFL will also send any other reports, notices or documents required by law to be furnished to Owners.

MISCELLANEOUS

     NON-PARTICIPATING. The Contract does not participate in the surplus or profits of VFL and VFL does not pay dividends on the Contract.

     PROTECTION OF PROCEEDS. To the extent permitted by law, no benefits payable under the Contract to a Beneficiary or Payee are subject to the claims of an Owner's or a Beneficiary's creditors.

     DISCHARGE OF LIABILITY. Any payments made by VFL under any Annuity Payment Option or in connection with the payment of any withdrawal, surrender or death benefit, shall discharge VFL's liability to the extent of each such payment.

     PROOF OF AGE AND SURVIVAL. VFL reserves the right to require proof of the Annuitant's Age prior to the Annuity Date. In addition, for life contingent Annuity Options, VFL reserves the right to require proof of the Annuitant's survival before any Annuity Payment Date.

     CONTRACT APPLICATION. VFL issues the Contract in consideration of the Owner's application and payment of the initial purchase payment. The entire Contract is made up of the Contract, any attached endorsements or riders, and the application. In the absence of fraud, VFL considers statements made in the application to be representations and not warranties. VFL will not use any statement in defense of a claim or to void the Contract unless it is contained in the application. VFL will not contest the Contract.

                            YIELDS AND TOTAL RETURNS

     From time to time, VFL may advertise or include in sales literature certain performance related information for the Subaccounts, including yields and average annual total returns. Certain Funds have been in existence prior to the commencement of the offering of the Contracts. VFL may advertise or include in sales literature the performance of the Subaccounts that invest in these Funds for these prior periods. The performance information of any period prior to the commencement of the offering of the Contracts is calculated as if the Contract had been offered during those periods, using current charges and expenses.

     Performance information discussed herein is based on historic results and does not indicate or project future performance. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

     Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Funds. The performance of a Fund in part reflects its expenses. See the prospectuses for the Funds for Fund expense information.

     The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Subaccount other than the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average annual percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes). When a Subaccount, other than the Money Market Subaccount, has been in operation for one, five and ten years respectively, the standard version average annual total return for these periods will be provided.

     In addition to the standard version described above, total return performance information computed on two different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, VFL may from time to time disclose cumulative total return for Contracts funded by Subaccounts.

     From time to time, yields, standard average annual total returns, and non-standard total returns for the Funds may be disclosed, including such disclosures for periods prior to the date the Variable Account commenced operations.

     Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     In advertising and sales literature, the performance of each Subaccount may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to the Subaccount. Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, VARDS and Morningstar each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     VFL may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts.

                                      TAXES

     NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED A MORE COMPREHENSIVE DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

     Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract -- qualified or non-qualified (see following sections).

     Under non-qualified contracts, you, as the owner, are not taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income. Interest-only payments made under annuity option 1 -- are also fully includible in income.

     When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

     If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

     If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement
Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

     A variable annuity contract will not provide any additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS

     If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

        (1) paid on or after the taxpayer reaches age 59 1/2;

        (2) paid after you die;

        (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

        (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

        (5) paid under an immediate annuity; or

        (6) which come from purchase payments made prior to August 14, 1982.

     The contract provides that in some cases if the annuitant dies prior to the annuity date, the death benefit will be paid to the Beneficiary. Payments made upon the death of the annuitant who is not the contract owner do not qualify for the death of contract owner exceptions in (2) above and will be subject to the 10% penalty, unless the beneficiary is at least age 59 1/2 or one of the other exceptions to the penalty applies.

WITHDRAWALS -- QUALIFIED CONTRACTS

     If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

     The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

        (1)  paid on or after you reach age 59 1/2;

        (2)  paid after you die;

        (3) paid if you become totally disabled (as that term is defined in the Code);

        (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

        (5) paid to you after you have attained age 55 and left your employment;

        (6) paid for certain allowable medical expenses (as defined in the Code);

        (7)  paid pursuant to a qualified domestic relations order;

        (8)  paid on account of an IRS levy upon the qualified contract;

        (9)  paid from an IRA for medical insurance (as defined in the Code);

        (10) paid from an IRA for qualified higher education expenses; or

        (11) up to $10,000 for qualified first time home buyer expenses (as defined in the Code).

     The  exceptions in (5) and (7) above do not apply to IRAs. The exception in
(4) above applies to IRAs but without the requirement of leaving employment.

     The 10% penalty also applies to a distribution from a Code Section 457 governmental plan if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

     We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES

     The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

        (1) reaches age 59 1/2;

        (2) has a severance from employment;

        (3) dies;

        (4) becomes disabled (as that term is defined in the Code); or

        (5) in the case of hardship.

     However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

     DEATH BENEFITS. Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

     Certain death benefits when used with a Qualified Contract, may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits in your contract are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit equal to the greater of purchase payments or account value. The contract provides death benefits which may exceed the greater of purchase payments or account (contract) value. The IRS is currently examining whether these death benefits are appropriate for use with IRAs (including Roth
IRAs). If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth
IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


DIVERSIFICATION AND OWNER CONTROL

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment options are managed so as to comply with the requirements.

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, are considered the owner of the shares of the investment options. If you are considered owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment options, to make transfers among the investment options or the number and type of investment options owners may select from without being considered owner of the shares. If any guidance is provided which is considered a new position, then the guidance is generally applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment options.

     Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

                                OTHER INFORMATION

DISTRIBUTION OF THE CONTRACTS

     CNA Investor Services, Inc. ("CNA/ISI"), which is located at 100 CNA Drive, Nashville, Tennessee 37214, is principal underwriter and distributor of the Contracts. CNA/ISI is an affiliate of VFL, is registered with the SEC as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. VFL pays CNA/ISI for acting as principal underwriter under a distribution agreement. The Contracts are offered on a continuous basis and VFL does not anticipate discontinuing the offer.

     Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell VFL's insurance contracts and who are also registered representatives of a broker-dealer having a selling agreement with CNA/ISI. Such broker-dealers will generally receive commissions based on a percent of purchase payments made (up to a maximum of 8%). The writing agent will receive a percentage of these commissions from the respective broker-dealer, depending on the practice of that broker-dealer. Owners do not pay these commissions.

VOTING PRIVILEGES

     In accordance with current interpretations of applicable law, VFL votes Fund shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or VFL otherwise determines that it is allowed to vote the shares in its own right, it may elect to do so.

     The number of votes that an Owner or Annuitant has the right to instruct are calculated separately for each Subaccount, and may include fractional votes. Prior to the Annuity Date, the Owner holds a voting interest in each Subaccount to which Variable Contract Value is allocated. After the Annuity Date, the Payee has a voting interest in each Subaccount from which Variable Annuity Payments are made.

     For each Owner, the number of votes attributable to a Subaccount will be determined by dividing the Owner's Subaccount Value by the Net Asset Value Per Share of the Fund in which that Subaccount invests. For each Payee, the number of votes attributable to a Subaccount is determined by dividing the liability for future Variable Annuity Payments to be paid from that Subaccount by the Net Asset Value Per Share of the Fund in which that Subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the selected Benchmark Rate of Return and the Annuity Unit Value of that Subaccount on the date that the number of votes is determined. As Variable Annuity Payments are made to the Payee, the liability for future payments decreases as does the number of votes.

     The number of votes available to an Owner or Payee are determined as of the date coinciding with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions are solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Owner or Payee having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Funds in which that Subaccount invests.

     Fund shares as to which no timely instructions are received and shares held by VFL in a Subaccount as to which no Owner or Payee has a beneficial interest are voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon are applied to reduce the total number of votes eligible to be cast on a matter. Under the 1940 Act, certain actions affecting the Variable Account may require Contract Owner approval. In that case, an Owner will be entitled to vote in proportion to his Variable Contract Value.

LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Accounts are a party or to which the assets of the Variable Account are subject. VFL, as an insurance company, is ordinarily involved in litigation including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, VFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on its ability to meet its obligations under the Contract or to the Variable Account nor does VFL expect to incur significant losses from such actions.

COMPANY HOLIDAYS

     VFL is closed on the following days: New Years Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                                    GLOSSARY

     ACCUMULATION UNIT: A unit of measure we use to calculate Variable Contract Value.

     ADJUSTED CONTRACT VALUE: The Contract Value less Premium Tax charges not previously deducted, less the annual administration fee.

     AGE: The age of any person on the birthday nearest the date for which we determine Age.

     ANNUITANT: The person or persons whose life (or lives) determines the Annuity Payments payable under the Contract and whose death determines the death benefit. With regard to joint and survivorship Annuity Payment Options, the maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant. Provisions relating to an action by the Annuitant mean, in the case of joint Annuitants, both Annuitants acting jointly.

     ANNUITY DATE: The date on which we apply Surrender Value or Adjusted Contract Value to purchase Annuity Units or a fixed annuity.

     ANNUITY PAYMENT: One of several periodic payments we make to the Payee under an Annuity Payment Option.

     ANNUITY PAYMENT DATE: The date each month, quarter, semi-annual period, or year as of which VFL computes Annuity Payments. The Annuity Payment Date(s) is shown on the Contract.

     ANNUITY PAYMENT OPTION: The form of Annuity Payments selected by the Owner under the Contract. The Annuity Payment Option is shown on the Contract.

     ANNUITY UNIT: A unit of measure we use to calculate Variable Annuity Payments.

     BENCHMARK RATE OF RETURN: An annual rate of return shown on the Contract that we use to determine the degree of fluctuation in the amount of Variable Annuity Payments in response to fluctuations in the net investment return of selected Subaccounts. We assume (among other things) that the assets in the Variable Account supporting the Contract will have a net annual investment return over the anticipated Annuity Payment period equal to that rate of return.

     BENEFICIARY: The person(s) to whom we will pay the death benefit if Annuitant dies prior to the Annuity Date.

     CANCELLATION PERIOD: The period described on the cover page of the Contract during which the Owner may return the Contract for a refund.

     THE CODE: The Internal Revenue Code of 1986, as amended.

     CONTINGENT  ANNUITANT:   The  person  that  the  Owner  designates  in  the
application who becomes the Annuitant in the event that the Annuitant dies before the Annuity Date while the Owner is still alive.

     CONTINGENT BENEFICIARY: The person(s) to whom we will pay the death benefit if the Beneficiary (or Beneficiaries) is not living.

     CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Effective Date.

     CONTRACT EFFECTIVE DATE: The date on which VFL issues the Contract and upon which the Contract becomes effective. The Contract Effective Date is shown on the Contract and is used to determine Contract Years and Contract Anniversaries.

     CONTRACT YEAR: A twelve-month period beginning on the Contract Effective Date or on a Contract Anniversary.

     CONTRACT VALUE: The total amount invested under the Contract. It is the sum of Variable Contract Value and the Interest Adjustment Account value.

     DUE PROOF OF DEATH: Proof of death satisfactory to VFL. Due Proof of Death may consist of the following if acceptable to VFL:

          (a) a certified copy of the death record;

          (b) a certified copy of a court decree reciting a finding of death; or

          (c) any other proof satisfactory to VFL.

     FIXED ANNUITY PAYMENT: An Annuity Payment that the General Account supports and which does not vary in amount as a function of the investment return of the Variable Account from one Annuity Payment Date to the next.

     FUND: Any open-end management investment company or investment portfolio thereof or unit investment trust or series thereof, in which a Subaccount invests.

     GENERAL ACCOUNT: VFL's assets, other than those allocated to the Variable Account or any other separate account of VFL.

     GUARANTEE AMOUNT: Before the Annuity Date the amount equal to that part of any Net Purchase Payment that you allocate to, or any amount you transfer to the Interest Adjustment Account for a designated guarantee period with a particular expiration date plus any interest thereon and less the amount of any withdrawals (including any applicable surrender charges and any applicable premium payment tax charge) or transfers therefrom.

     INTEREST ADJUSTMENT ACCOUNT: An investment option under the contract where VFL guarantees a certain minimum interest rate.

     NET ASSET VALUE PER SHARE: The value per share of any Fund on any Valuation Day. The method of computing the Net Asset Value Per Share is described in the prospectus for the Funds.

     NET PURCHASE PAYMENT: A purchase payment less any premium payment tax charge deducted from the purchase payment.

     NON-QUALIFIED CONTRACT: A Contract that is not a "qualified contract."

     OWNER:  The person or  persons  who owns (or own) the  Contract  and who is
(are) entitled to exercise all rights and privileges provided in the Contract. The maximum number of joint Owners is two. Provisions relating to action by the Owner mean, in the case of joint Owners, both Owners acting jointly. In the context of a Contract issued on a group basis, Owners refers to holders of certificates under a group Contract.

     PAYEE: The person entitled to receive Annuity Payments under the Contract. The Annuitant is the Payee unless the Owner designates a different person as Payee.

     PREMIUM TAX: A charge specified in the Contract that is deducted either from purchase payments or from Contract Value prior to surrender, annuitization or the death of the Owner or Annuitant.

     QUALIFIED CONTRACT: A Contract that is issued in connection with a retirement plan that qualifies for special federal income tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Code.

     SEC: The U.S. Securities and Exchange Commission.

     SERVICE CENTER: The offices of VFL's administrative department at:

        Investment Products
        100 CNA Drive
        Nashville, TN 37214-3439
        (800) 262-1755

     SUBACCOUNT: A subdivision of the Variable Account, the assets of which are invested in a corresponding Fund.

     SUBACCOUNT VALUE: The amount equal to that part of any Net Purchase Payment allocated to the Subaccount and any amount transferred to that Subaccount, adjusted by interest income, dividends, net capital gains or losses (actually realized or not yet realized) and decreased by withdrawals (including any applicable surrender charges and any applicable premium payment tax charge) and any amounts transferred out of that Subaccount.

     SUCCESSOR OWNER: Any Owner named in the application to follow the original Owner should the original Owner die, provided the original Owner is not also the Annuitant.

     SURRENDER VALUE: The Adjusted Contract Value less any applicable surrender charges.

     VALUATION DAY: For each Subaccount, each day on which the New York Stock Exchange is open for business except for certain holidays listed in the prospectus and days that a Subaccount's corresponding Fund does not value its shares.

     VALUATION PERIOD: The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

     VARIABLE ACCOUNT: Valley Forge Life Insurance Company Variable Annuity Separate Account.

     VARIABLE CONTRACT VALUE: The sum of all Subaccount Values.

     VARIABLE ANNUITY PAYMENT: An Annuity Payment that may vary in amount from one Annuity Payment Date to the next as a function of the investment experience of one or more Subaccounts selected by the Owner to support such payments.

     VFL: Valley Forge Life Insurance Company.

     WRITTEN NOTICE: A notice or request submitted in writing in a form satisfactory to VFL that the Owner signs and VFL receives at the Service Center.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

     The Variable Account commenced operations in 1996. Following are the number of Accumulation Units outstanding and their values at inception, at December 31, 1997, December 31, 1998, December 31, 1999, December 31, 2000 and December 31, 2001. This information should be read in conjunction with the financial statements, including related notes, for the Variable Annuity Separate Account (as well as the independent auditors' report thereon) which are included in the Statement of Additional Information ("SAI"). The SAI, having the same date as this prospectus and providing additional information about the Contract and the Variable Account, has been filed with the SEC and is incorporated herein by reference.

     The audited financial statements of VFL (as well as the independent auditors' report thereon) appear in the SAI.

-----------------------------------------------------------------------------------------------------------------------
                             FEDERATED          FEDERATED        FEDERATED HIGH      FIDELITY VIP       FIDELITY VIP
                            PRIME MONEY          UTILITY          INCOME BOND       EQUITY-INCOME      ASSET MANAGER
                              FUND II            FUND II            FUND II           PORTFOLIO          PORTFOLIO
                          (INCEPTION DATE:   (INCEPTION DATE:   (INCEPTION DATE:   (INCEPTION DATE:   (INCEPTION DATE:
                             11/04/96)          11/04/96)          11/04/96)          11/04/96)          11/04/96)
-----------------------------------------------------------------------------------------------------------------------
Unit value at
  inception.............    $     10.00          $  10.00           $  10.00           $  10.00           $  10.00
Unit value at
  December 31, 1997.....    $     10.40          $  13.08           $  11.57           $  13.22           $  12.28
Units outstanding at
  December 31, 1997.....         82,793             3,875             16,463            37,517             21,772
Unit value at
  December 31, 1998.....    $     10.76          $  14.69           $  11.72           $  14.55           $  13.94
Units outstanding at
  December 31, 1998.....        516,933           115,294            270,202            293,091            161,982
Unit value at
  December 31, 1999.....    $     11.04          $  14.73           $  11.82           $  15.26           $  15.26
Units outstanding at
  December 31, 1999.....      2,687,348           220,492            410,933            521,729            385,777
Unit value at
  December 31, 2000.....    $     11.33          $  13.23           $  10.61           $  16.31           $  14.46
Units outstanding at
  December 31, 2000.....      3,031,956           431,509            592,795            831,703            613,325
Unit value at
  December 31, 2001.....    $     11.46          $  11.25           $  10.60           $  15.28           $  13.67
Units outstanding at
  December 31, 2001.....      3,446,662           561,600            926,794          1,437,894            710,719

-------------------------  ----------------
                            FIDELITY VIP
                             INDEX 500
                             PORTFOLIO
                          (INCEPTION DATE:
                             11/04/96)
-------------------------  ----------------
Unit value at
  inception.............      $  10.00
Unit value at
  December 31, 1997.....      $  13.73
Units outstanding at
  December 31, 1997.....        40,997
Unit value at
  December 31, 1998.....      $  17.37
Units outstanding at
  December 31, 1998.....       615,428
Unit value at
  December 31, 1999.....      $  20.64
Units outstanding at
  December 31, 1999.....     1,175,178
Unit value at
  December 31, 2000.....      $  18.46
Units outstanding at
  December 31, 2000.....     2,593,193
Unit value at
  December 31, 2001.....      $  16.00
Units outstanding at
  December 31, 2001.....     3,382,730

-----------------------------------------------------------------------------------------------------------------------
                                              ALGER AMERICAN                                           ALGER AMERICAN
                            FIDELITY VIP          SMALL          ALGER AMERICAN     ALGER AMERICAN       LEVERAGED
                             CONTRAFUND       CAPITALIZATION         GROWTH         MIDCAP GROWTH          ALLCAP
                             PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                          (INCEPTION DATE:   (INCEPTION DATE:   (INCEPTION DATE:   (INCEPTION DATE:   (INCEPTION DATE:
                             11/04/96)          11/04/96)          11/04/96)           11/04/96           5/01/00)
-----------------------------------------------------------------------------------------------------------------------
Unit value at
  inception.............     $    10.00          $  10.00           $  10.00           $  10.00           $ 10.00
Unit value at
  December 31, 1997.....     $    12.92          $  11.13           $  12.69           $  11.70           $    --
Units outstanding at
  December 31, 1997.....         25,470            17,586             19,652              3,626                --
Unit value at
  December 31, 1998.....     $    16.56          $  12.68           $  18.52           $  15.04           $    --
Units outstanding at
  December 31, 1998.....        224,060           126,282            294,001             77,992                --
Unit value at
  December 31, 1999.....     $    20.29          $  17.94           $  24.43           $  19.55           $    --
Units outstanding at
  December 31, 1999.....        583,030           219,153            782,809            197,628                --
Unit value at
  December 31, 2000.....     $    18.69          $  12.88           $  20.53           $  21.05           $  7.58
Units outstanding at
  December 31, 2000.....      1,598,505           832,034          1,887,990          1,451,816           282,771
Unit value at
  December 31, 2001.....     $    16.17          $   8.95           $  17.85           $  19.40           $  6.28
Units outstanding at
  December 31, 2001.....      1,643,145         1,036,154          2,012,428          1,799,741           701,307

-------------------------  ----------------

                                MFS
                              EMERGING
                           GROWTH SERIES
                          (INCEPTION DATE:
                             11/04/96)
-------------------------  ----------------
Unit value at
  inception.............      $  10.00
Unit value at
  December 31, 1997.....      $  12.01
Units outstanding at
  December 31, 1997.....        11,794
Unit value at
  December 31, 1998.....      $  15.89
Units outstanding at
  December 31, 1998.....       184,003
Unit value at
  December 31, 1999.....      $  27.69
Units outstanding at
  December 31, 1999.....       388,883
Unit value at
  December 31, 2000.....      $  21.95
Units outstanding at
  December 31, 2000.....     1,255,304
Unit value at
  December 31, 2001.....      $  14.40
Units outstanding at
  December 31, 2001.....     1,596,089

------------------------------------------------------------------------------------------------------

                                MFS                MFS                                 FIRST EAGLE
                              RESEARCH          INVESTORS            MFS TOTAL        SOGEN OVERSEAS
                               SERIES          TRUST SERIES        RETURN SERIES      VARIABLE FUND
                          (INCEPTION DATE:   (INCEPTION DATE:     (INCEPTION DATE:   (INCEPTION DATE:
                             11/04/96)           11/04/96            11/04/96)          11/04/96)
------------------------------------------------------------------------------------------------------
Unit value at
  inception.............      $  10.00           $  10.00             $  10.00           $  10.00
Unit value at
  December 31, 1997.....      $  12.26           $  13.34             $  12.33           $   9.61
Units outstanding at
  December 31, 1997.....        12,758             16,418               21,074             78,345
Unit value at
  December 31, 1998.....      $  14.91           $  16.09             $  13.66           $   9.88
Units outstanding at
  December 31, 1998.....       112,553            148,255              138,593            206,322
Unit value at
  December 31, 1999.....      $  18.24           $  16.93             $  13.88           $  13.86
Units outstanding at
  December 31, 1999.....       255,557            309,088              350,172            239,767
Unit value at
  December 31, 2000.....      $  17.11           $  16.67             $  15.88           $  14.65
Units outstanding at
  December 31, 2000.....       519,912            606,235              596,742            390,243
Unit value at
  December 31, 2001.....      $  13.29           $  13.81           $    15.70           $  15.52
Units outstanding at
  December 31, 2001.....       783,669            763,068            1,353,303            551,253

-------------------------  ----------------
                              VAN ECK
                             WORLDWIDE
                                HARD
                            ASSETS FUND
                          (INCEPTION DATE:
                             11/04/96)
-------------------------  ----------------
Unit value at
  inception.............      $ 10.00
Unit value at
  December 31, 1997.....      $ 10.07
Units outstanding at
  December 31, 1997.....          897
Unit value at
  December 31, 1998.....      $  6.85
Units outstanding at
  December 31, 1998.....       20,605
Unit value at
  December 31, 1999.....      $  8.18
Units outstanding at
  December 31, 1999.....       44,474
Unit value at
  December 31, 2000.....      $  8.98
Units outstanding at
  December 31, 2000.....       67,067
Unit value at
  December 31, 2001.....      $  7.93
Units outstanding at
  December 31, 2001.....       94,430


-----------------------------------------------------------------------------------------------------------------------
                                               JANUS ASPEN
                              VAN ECK            CAPITAL             JANUS              JANUS              JANUS
                             WORLDWIDE         APPRECIATION       ASPEN GROWTH      ASPEN BALANCED     ASPEN FLEXIBLE
                              EMERGING          PORTFOLIO          PORTFOLIO          PORTFOLIO       INCOME PORTFOLIO
                            MARKETS FUND      INSTITUTIONAL       INSTITUTIONAL     INSTITUTIONAL       INSTITUTIONAL
                          (INCEPTION DATE:   (INCEPTION DATE:   (INCEPTION DATE:   (INCEPTION DATE:   (INCEPTION DATE:
                             11/04/96)           8/31/99)           8/31/99)           8/31/99)           8/31/99)
-----------------------------------------------------------------------------------------------------------------------
Unit value at
  inception.............      $  10.00          $    10.00          $  10.00          $  10.00           $  10.00
Unit value at
  December 31, 1997.....      $  9.04          $       --          $     --          $     --           $     --
Units outstanding at
  December 31, 1997 ....        1,868                  --                --                --                 --
Unit value at
  December 31, 1998.....      $  5.87          $       --          $     --          $     --           $     --
Units outstanding at
  December 31, 1998.....       68,394                  --                --                --                 --
Unit value at
  December 31, 1999.....      $ 11.59          $    14.15          $  12.60          $  11.62           $  10.20
Units outstanding at
  December 31, 1999.....       93,450             581,106           227,437           308,160             20,184
Unit value at
  December 31, 2000.....      $  6.64          $    11.41          $  10.61          $  11.19           $  10.69
Units outstanding at
  December 31, 2000.....      222,581           2,656,510         2,186,829         2,027,493            347,153
Unit value at
  December 31, 2001.....      $  6.43          $     8.81          $   7.88          $  10.52           $  11.36
Units outstanding at
  December 31, 2001.....      218,763           3,286,447         2,621,621         3,102,030          1,083,373

-------------------------  ----------------

                            JANUS ASPEN
                           INTERNATIONAL
                          GROWTH PORTFOLIO
                            INSTITUTIONAL
                          (INCEPTION DATE:
                              8/31/99)
-------------------------  ----------------
Unit value at
  inception.............      $  10.00
Unit value at
  December 31, 1997.....      $     --
Units outstanding at
  December 31, 1997.....            --
Unit value at
  December 31, 1998.....      $     --
Units outstanding at
  December 31, 1998.....            --
Unit value at
  December 31, 1999.....      $  16.09
Units outstanding at
  December 31, 1999.....        45,018
Unit value at
  December 31, 2000.....      $  13.34
Units outstanding at
  December 31, 2000.....     1,113,759
Unit value at
  December 31, 2001.....      $  10.09
Units outstanding at
  December 31, 2001.....     1,332,956

-----------------------------------------------------------------------------------------------------------------------
                            JANUS ASPEN
                             WORLDWIDE           ALLIANCE                              AMERICAN          AMERICAN
                               GROWTH             PREMIER        ALLIANCE GROWTH        CENTURY           CENTURY
                             PORTFOLIO            GROWTH           AND INCOME          VP INCOME &       VP VALUE
                           INSTITUTIONAL         PORTFOLIO         PORTFOLIO          GROWTH FUND          FUND
                          (INCEPTION DATE:   (INCEPTION DATE:   (INCEPTION DATE:   (INCEPTION DATE:   (INCEPTION DATE:
                              8/31/99)          02/11/00)          02/11/00)          02/11/00)          02/11/00)
-----------------------------------------------------------------------------------------------------------------------
Unit Value at
  inception.............      $  10.00           $  10.00           $  10.00           $  10.00           $  10.00
Unit value at
  December 31, 1997.....      $     --           $     --           $     --           $     --           $     --
Units outstanding at
  December 31, 1997.....            --                 --                 --                 --                 --
Unit value at
  December 31, 1998.....      $     --           $     --           $     --           $     --           $     --
Units outstanding at
  December 31, 1998.....            --                 --                 --                 --                 --
Unit value at
  December 31, 1999.....      $  14.47           $     --           $     --           $     --           $     --
Units outstanding at
  December 31, 1999.....       188,908                 --                 --                 --                 --
Unit value at
  December 31, 2000.....      $  12.03           $   8.65           $  12.45           $   9.65           $   13.68
Units outstanding at
  December 31, 2000.....     1,990,812            598,204            472,482            162,100             100,908
Unit value at
  December 31, 2001.....      $   9.20           $   7.05           $  12.29           $   8.72           $   15.21
Units outstanding at
  December 31, 2001.....     2,349,448          1,081,659          1,705,406            417,627             831,810

-------------------------  ----------------
                             TEMPLETON
                             DEVELOPING
                              MARKETS
                          SECURITIES FUND
                          (INCEPTION DATE:
                             02/11/00)
-------------------------  ----------------
Unit Value at
  inception.............       $10.00
Unit value at
  December 31, 1997.....       $   --
Units outstanding at
  December 31, 1997.....           --
Unit value at
  December 31, 1998.....       $   --
Units outstanding at
  December 31, 1998.....           --
Unit value at
  December 31, 1999.....       $   --
Units outstanding at
  December 31, 1999.....           --
Unit value at
  December 31, 2000.....       $ 7.26
Units outstanding at
  December 31, 2000.....       24,495
Unit value at
  December 31, 2001.....       $ 6.58
Units outstanding at
  December 31, 2001.....       94,091



-------------------------------------------------------------------------------------------------------------------------
                               TEMPLETON                                                                  VAN KAMPEN
                                GLOBAL                               LAZARD           VAN KAMPEN           EMERGING
                                ASSET              LAZARD           RETIREMENT       INTERNATIONAL         MARKETS
                             ALLOCATION          RETIREMENT         SMALL CAP           MAGNUM             EQUITY
                                 FUND         EQUITY PORTFOLIO      PORTFOLIO          PORTFOLIO          PORTFOLIO
                           (INCEPTION DATE:   (INCEPTION DATE:   (INCEPTION DATE:   (INCEPTION DATE:   (INCEPTION DATE:
                                02/11/00)          02/11/00)          02/11/00)          02/11/00)          02/11/00)
-------------------------------------------------------------------------------------------------------------------------
Unit value at $10.00
  inception.............       $  10.00          $  10.00           $  10.00           $  10.00           $  10.00
Unit value at
  December 31, 1997.....       $   --            $    --            $    --            $    --            $    --
Units outstanding at
  December 31, 1997.....           --                 --                 --                 --                 --
Unit value at
  December 31, 1998.....       $   --            $    --            $    --            $    --            $    --
Units outstanding at
  December 31, 1998.....           --                 --                 --                 --                 --
Unit value at
  December 31, 1999.....       $   --            $    --            $    --            $    --            $    --
Units outstanding at
  December 31, 1999.....           --                 --                 --                 --                 --
Unit value at
  December 31, 2000.....       $  10.06          $  11.12           $  11.94           $   9.22            $  5.82
Units outstanding at
  December 31, 2000.....         14,954            79,826             87,258             95,856             36,522
Unit value at
  December 31, 2001.....       $   8.93          $  10.14           $  13.96           $   7.33            $  5.36
Units outstanding at
  December 31, 2001.....        139,769           185,954            425,323            138,669             64,112



                                   APPENDIX B

     Assume that an Owner makes purchase payments on the first day of certain Contract Years as shown in the table below. Assume also that the Owner withdraws $7,500 during the seventh month of Contract Year five and $5,000 at the beginning of Contract Years thirteen and fifteen. Assume that the Annuitant is younger than age 76 for all twenty years. All "beginning of year death benefits" are computed as of the first day of the Contract Year except for the figure for Contract Year 5 which is computed as of the seventh month of that year (i.e., as of the time of the $7,500 withdrawal).

EXPLANATIONS:

     The Death Benefit at the beginning of Contract Years 1 through 4 is determined from the Contract Value at the end of the prior Contract Year plus the purchase payment made at the beginning of the year for which the computation is being made.

     The Death Benefit at the end of month 7 of Contract Year 5 is determined from the prior year's Contract Value plus the purchase payment made at the beginning of that year, minus the $7,500 withdrawn in the seventh month minus a $318.75 surrender charge assessed in connection with the withdrawal.

     The Death Benefit at the beginning of Contract Years 6 through 10 is determined from the Contract Value at the end of the prior Contract Year plus the purchase payment made at the beginning of the Year for which the computation is being made. Since the first day of Contract Year 6 is a minimum death benefit floor computation anniversary, a new death benefit floor amount is set at $8,506.

     The Death Benefit at the beginning of Contract Year 11 is determined solely from the prior Year's Contract Value. Since this is a minimum death benefit floor computation anniversary, a new death benefit floor amount is set at $42,610.

     The Death Benefit at the beginning of Contract Year 12 is determined from the minimum death benefit which is the most recently reset death benefit floor amount of $42,610. This is so because the Contract Value declined and no purchase payments or withdrawals occurred since the prior reset of the death benefit floor amount.

     The Death Benefit at the beginning of Contract Year 13 is determined from the minimum death benefit which is the most recently reset death benefit floor amount of $42,610 adjusted for the $5,000 withdrawal. The $36,762 results from $42,610 being multiplied by $31,432/$36,432.

     The Death Benefit at the beginning of Contract Year 14 is the minimum death benefit which is the most recently reset death benefit floor amount adjusted for the $5,000 withdrawal made since that floor amount was set, or $36,762.

     The Death Benefit at the beginning of Contract Year 15 is the minimum death benefit which is the most recently reset death benefit floor amount of $42,610 adjusted for both $5,000 withdrawals made since that floor amount was set. The $28,372 results from $42,610 being multiplied by $31,432/$36,432, and this result multiplied by $16,908/$21,908.

     The Death Benefit at the beginning of Contract Year 16 is the minimum death benefit which is the most recently reset death benefit floor amount of $42,610 adjusted for both $5,000 withdrawals made since that floor amount was set. The $28,372 results from $42,610 being multiplied by $31,432/$36,432, and this result multiplied by $16,908/$21,908. Even though this is a death benefit floor computation anniversary, the death benefit floor amount is not reset since the Contract Value has not exceeded its previous high of $42,610 occurring in Contract Year 10. No purchase payments or withdrawals were made.

     The Death Benefit at the beginning of Contract Year 17 through 20 is the minimum death benefit which is the most recently reset death benefit floor amount of $42,610 adjusted for both $5,000 withdrawals made since that floor amount was set and adjusted further for the $10,000 purchase payment made on the first day of Contract Year 17.

---------------------------------------------------------------------------------------------------
                                       ACCUMULATED
BEGINNING                                  NET       END OF YEAR     END OF YEAR    BEGINNING YEAR
OF CONTRACT   PURCHASE                  PURCHASE     ACCUMULATION     CONTRACT          DEATH
YEAR          PAYMENTS   WITHDRAWALS    PAYMENTS      UNIT VALUE        VALUE          BENEFIT
---------------------------------------------------------------------------------------------------
  1           $ 2,000      $    0        $ 2,000       10.50000        $ 2,100         $ 2,000
  2           $ 2,000      $    0        $ 4,000       11.23500        $ 4,387         $ 4,100
  3           $ 2,500      $    0        $ 6,500       12.13380        $ 7,438         $ 6,887
  4           $ 3,000      $    0        $ 9,500       13.34718        $11,482         $10,438
  5           $ 4,000      $7,500        $ 6,000       14.81537        $ 8,506         $ 7,663
  6           $ 5,000      $    0        $11,000       16.59321        $15,127         $13,506
  7           $ 5,000      $    0        $16,000       18.25254        $22,139         $20,127
  8           $ 5,000      $    0        $21,000       19.71274        $29,310         $27,139
  9           $ 5,000      $    0        $26,000       20.89550        $36,369         $34,310
  10          $ 5,000      $    0        $31,000       21.52237        $42,610         $41,369
  11          $     0      $    0        $31,000       20.44625        $40,480         $42,610
  12          $     0      $    0        $31,000       18.40162        $36,432         $42,610
  13          $     0      $5,000        $26,000       15.64138        $26,717         $36,762
  14          $     0      $    0        $26,000       12.82593        $21,908         $36,762
  15          $     0      $5,000        $21,000       13.46723        $17,753         $28,372
  16          $     0      $    0        $21,000       14.14059        $18,641         $28,372
  17          $10,000      $    0        $31,000       14.14059        $28,641         $38,372
  18          $     0      $    0        $31,000       13.43356        $27,209         $38,372
  19          $     0      $    0        $31,000       13.43356        $27,209         $38,372
  20          $     0      $    0        $31,000       13.97090        $28,297         $38,372
---------------------------------------------------------------------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                       VALLEY FORGE LIFE INSURANCE COMPANY

                                       AND

              VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE ANNUITY
                                SEPARATE ACCOUNT

     THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2002 FOR THE VALLEY FORGE LIFE INSURANCE COMPANY FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT WHICH IS REFERRED TO HEREIN.

     THE PROSPECTUS SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE PURCHASING A CONTRACT. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: INVESTMENT PRODUCTS, 100 CNA DRIVE, NASHVILLE, TN 37214, (800) 262-1755.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2002.

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----
COMPANY.....................................................
EXPERTS.....................................................
LEGAL OPINIONS..............................................
PERFORMANCE INFORMATION.....................................
  Money Market Subaccount Yields............................
  Other Subaccount Yields...................................
  Average Annual Total Returns..............................
  Other Total Returns.......................................
  Effect of the Annual Administration Fee on Performance
     Data...................................................
  Performance Information...................................
FEDERAL TAX STATUS
  General...................................................
  Diversification...........................................
  Multiple Contracts........................................
  Partial 1035 Exchanges....................................
  Contracts Owned by Other than Natural Persons.............
  Tax Treatment of Assignments..............................
  Gifting a Contract........................................
  Death Benefits............................................
  Income Tax Withholding....................................
  Tax Treatment of Withdrawals -- Non-Qualified Contracts...
  Withdrawals -- Investment Adviser Fees....................
  Qualified Plans...........................................
  Tax Treatment of Withdrawals -- Qualified Contracts.......
  Tax-Sheltered Annuities -- Withdrawal Limitations.........
VARIABLE ANNUITY PAYMENTS
  Annuity Unit Value........................................
  Illustration of Calculation of Annuity Unit Value.........
  Illustration of Variable Annuity Payments.................
VALUATION DAYS..............................................
OTHER INFORMATION...........................................
FINANCIAL STATEMENTS........................................

                                     COMPANY

     Valley Forge Life Insurance Company (the "Company"), is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNAF"). As of December 31, 2001, Loews Corporation owned approximately 89% of the outstanding common stock of CNAF.

     The Company is principally engaged in the sale of life insurance and annuities. It is licensed in the District of Columbia, Guam, Puerto Rico and all states except New York, where it is only admitted as a reinsurer.

     The Company is a Pennsylvania corporation that provides life and health insurance, retirement plans, and related financial services to individuals and groups.

                                     EXPERTS


     The financial statements of Valley Forge Life Insurance Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedules included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements of each of the subaccounts that comprise Valley Forge Life Insurance Company Variable Annuity Separate Account as of and for the period ended December 31, 2001 (for each of the periods in the two year period then ended with respect to the statements of changes in net assets) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The principal business address of Deloitte & Touche LLP is Two Prudential Plaza, 180 North Stetson Avenue, Chicago, Illinois 60601.



                                 LEGAL OPINIONS

     All matters relating to Pennsylvania law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue Contracts, have been passed upon by William K. Borland.

                             PERFORMANCE INFORMATION

     From time to time, Valley Forge Life Insurance Company ("VFL" or "the Company") may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

     Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Funds. The calculation of yields, total returns and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range generally from 0% to 3.5% of the annuity considerations (purchase payments) based on the jurisdiction in which the Contract is sold.

MONEY MARKET SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund or on that Fund's portfolio securities.

     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Subaccount attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administration fee; 2) the mortality and expense risk charge; and 3) the asset-based administration charge. For purposes of calculating current yields for a Contract, an average per unit annual administration fee is used based on the $30 annual administration fee deducted for the prior Contract Year of the Contract Anniversary. Current Yield is calculated according to the following formula:

                   Current Yield = ((NCS -- ES)/UV) X (365/7)

     Where:

    NCS       = the net change in the value of the Money Market Subaccount
              (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

    ES   =    per unit expenses attributable to the hypothetical account for the seven-day period.

    UV = the unit value for the first day of the seven-day period.

               Effective Yield = (1 + (NCS -- ES)/UV) 365/7 -- 1

     Where:

    NCS       = the net change in the value of the Money Market Subaccount
              (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

    ES = per unit expenses attributable to the hypothetical account for the seven-day period.

    UV = the unit value for the first day of the seven-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount is lower than the yield for the Money Market Fund.

     The current and effective yields on amounts held in the Money Market Subaccount normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the MoneyMarket Subaccount may also be presented for periods other than a seven-day period.

     Yield calculations do not take into account the surrender charge under the Contract equal to 4% to 7% of certain purchase payments during the five full years between the date of receipt of the purchase payment and the date of surrender or withdrawal.

OTHER SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

     The yield is computed by 1) dividing the net investment income of the Fund attributable to the Subaccount units less Subaccount expenses for the period; by
2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Subaccount include the annual administration fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes an annual administration fee of $30 per year per Contract deducted for the prior Contract Year as of the Contract Anniversary. For purposes of calculating the 30-day or one-month yield, an average administration fee based on the average Variable Account Value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

                 Yield = 2 X (((NI -- ES)/(U X UV) + 1) 6 -- 1)

     Where:

    NI = net income of the Fund for the 30-day or one-month period attributable to the Subaccount's units.

    ES        = expenses of the Subaccount for the 30-day or one-month period.

    U         = the average number of units outstanding.

    UV = the unit value at the close (highest) of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount is lower than the yield for the corresponding Fund.

     The yield on the amounts held in the Subaccounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A subaccount's actual yield is affected by the types and quality of the securities held by the corresponding Fund and that Fund's operating expenses.

     Yield calculations do not take into account the surrender charge under the Contract equal to 4% to 7% of certain purchase payments during the five full years between the date of receipt of the purchase payment and the date of surrender or withdrawal.

AVERAGE ANNUAL TOTAL RETURNS

     From time to time, sales literature or advertisements may quote standard average annual total returns for one or more of the Subaccounts for various periods of time.

     When a Subaccount or Fund has been in operation for 1, 5, and 10 years, respectively, the standard average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

     Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

     Standard average annual total returns are calculated using Subaccount unit values which the Company calculates on each Valuation Day based on the performance of the Subaccount's underlying Fund, the deductions for the mortality and expense risk charge, and the deductions for the asset-based administration charge and the annual administration fee. The calculation assumes that the annual administration fee is $30 per year per Contract deducted for the prior Contract Year as of the Contract Anniversary. For purposes of calculating standard average annual total return, an average per-dollar per-day annual administration fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Standard average annual total returns will therefore reflect a deduction of the surrender charge for any period less than six years. The standard average annual total return is calculated according to the following formula:

                            TR = ((ERV/P 1/N) -- 1)

     Where:

    TR   =      the average annual total return net of Subaccount recurring charges.

    ERV  =      the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

    P    =      a hypothetical initial payment of $1,000.

    N    =      the number of years in the period.

     From time to time, sales literature or advertisements may quote standard average annual total returns for periods prior to the date the Variable Account commenced operations. Such performance information for the Subaccounts is calculated based on the performance of the various Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts.

     Fund total return information used to calculate the standard average annual total returns of the Subaccounts for periods prior to the inception of the Subaccounts has been provided by the Funds. The Funds are not affiliated with the Company. While the Company has no reason to doubt the accuracy of these figures provided by the Funds, the Company has not independently verified the accuracy of these figures.

OTHER TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the surrender charge. These are calculated in exactly the same way as standard average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn.

     The Company may disclose  cumulative  total returns in conjunction with the
standard  formats   described  above.  The  cumulative  total  returns  will  be calculated using the following formula:

                             CTR  =  (ERV/P)  --  1

     Where:

    CTR  =      The cumulative total return net of subaccount recurring
                charges for the period.

    ERV  =      The ending redeemable value of the hypothetical investment at the end of the period.

    P    =      A hypothetical single payment of $1,000.

EFFECT OF THE ANNUAL ADMINISTRATION FEE ON PERFORMANCE DATA

     The Contract provides for a $30 annual administration fee to be deducted annually for each prior Contract Year as of the Contract Anniversary, from the Subaccount Values and Guarantee Amounts based on the proportion that each bears to the Contract Value. For purposes of reflecting the change in yield and total return quotations, the charge is converted into a per-dollar per-day charge based on the average Subaccount Value and Guarantee Amount of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

PERFORMANCE INFORMATION

     The following charts reflect performance information for the Subaccounts of the Variable Account for the periods shown. Chart 1 reflects performance information commencing from the date the Subaccounts of the Variable Account first invested in the underlying Portfolio. Chart 2 reflects performance information commencing from the inception date of the underlying Portfolio (which dates may precede the inception dates of the corresponding Subaccount).

CHART 1 TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001 (Reflects all Charges):



                                                                       -----------------------------------------------------------
                                                                         SUBACCOUNT                                         SINCE
INVESTMENT OPTION                                                      INCEPTION DATE      1 YEAR     3 YEAR     5 YEAR INCEPTION
...................................................................................................................................
Alliance Growth and Income Portfolio                                      2/29/00          -8.56%        N/A        N/A     4.57%
Alliance Premier Growth Portfolio                                         2/29/00         -25.86%        N/A        N/A   -24.66%
American Century VP Income & Growth Fund                                  2/29/00         -17.72%        N/A        N/A   -14.90%
American Century VP Value Fund                                            2/29/00           2.68%        N/A        N/A    17.58%
Federated High Income Bond Fund II                                        11/4/96          -7.34%     -5.79%     -0.55%     0.84%
Federated Prime Money Fund II                                             11/4/96          -6.20%     -0.16%      1.61%     2.37%
Federated Utility Fund II                                                 11/4/96         -22.23%    -11.28%      0.37%     2.02%
Fidelity VIP Asset Manager Portfolio                                      11/4/96         -12.74%     -3.01%      4.82%     5.96%
Fidelity VIP Contrafund Portfolio                                         11/4/96         -20.78%     -3.19%      8.01%     9.47%
Fidelity VIP Equity-Income Portfolio                                      11/4/96         -13.59%     -0.63%      6.96%     8.28%
Fidelity VIP Index 500 Portfolio                                          11/4/96         -20.64%     -5.18%      7.94%     9.24%
First Eagle SoGen Overseas Variable Fund                                  11/4/96          -1.35%     14.45%      8.36%     8.60%
Templeton Global Asset Allocation Fund                                    2/29/00         -18.51%        N/A        N/A   -13.29%
Templeton Developing Markets Securities Fund                              2/29/00         -16.67%        N/A        N/A   -27.66%
Alger American Growth Portfolio                                           11/4/96         -20.36%     -3.64%     10.95%    11.59%
Alger American Leveraged AllCap Portfolio                                 4/28/00         -24.41%        N/A        N/A   -31.53%
Alger American MidCap Growth Portfolio                                    11/4/96         -15.14%      6.83%     12.66%    13.41%
Alger American Small Capitalization Portfolio                             11/4/96         -37.80%    -13.90%     -3.68%    -2.43%
Janus Aspen Series Balanced Portfolio, Institutional Shares               8/31/99         -13.30%        N/A        N/A    -1.09%
Janus Aspen Series Capital Appreciation Portfolio, Institutional Shares   8/31/99         -30.08%        N/A        N/A    -8.80%
Janus Aspen Series Flexible Income Portfolio, Institutional Shares        8/31/99          -1.08%        N/A        N/A     2.41%
Janus Aspen Series Growth Portfolio, Institutional Shares                 8/31/99         -33.09%        N/A        N/A   -13.41%
Janus Aspen Series International Growth Portfolio, Institutional Shares   8/31/99         -31.61%        N/A        N/A    -2.94%
Janus Aspen Series Worldwide Growth Portfolio, Institutional Shares       8/31/99         -30.83%        N/A        N/A    -6.97%
Lazard Retirement Equity Portfolio                                        2/29/00         -16.07%        N/A        N/A    -6.52%
Lazard Retirement Small Cap Portfolio                                     2/29/00           9.66%        N/A        N/A    12.63%
MFS Emerging Growth Series                                                11/4/96         -41.72%     -5.74%      6.66%     7.02%
MFS Investors Trust Series                                                11/4/96         -24.44%     -7.55%      4.83%     6.16%
MFS Research Series                                                       11/4/96         -29.66%     -6.30%      4.18%     5.37%
MFS Total Return Series                                                   11/4/96          -8.46%      2.58%      7.89%     8.84%
Van Kampen Emerging Markets Equity Portfolio                              2/29/00         -15.10%        N/A        N/A   -36.42%
Van Kampen International Magnum Portfolio                                 2/29/00         -27.73%        N/A        N/A   -22.83%
Van Eck Worldwide Emerging Markets Fund                                   11/4/96         -10.49%      0.87%    -10.63%    -8.50%
Van Eck Worldwide Hard Assets Fund                                        11/4/96         -19.01%      2.83%     -6.58%    -4.69%




CHART 2 TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001 (Reflects all Charges):


                                                                                            Column A (reflects all charges)
                                                                   -----------------------------------------------------------------
                                                                      PORTFOLIO                                               SINCE
INVESTMENT OPTION                                                   INCEPTION DATE     1 YEAR    3 YEAR    5 YEAR  10 YEAR INCEPTION
.....................................................................................................................................
Alliance Growth and Income Portfolio                                        1/14/91    -8.56%     4.55%    12.12%   12.93%   11.91%
Alliance Premier Growth Portfolio                                           6/26/92   -25.86%    -7.07%    10.05%      N/A   13.70%
American Century VP Income & Growth Fund                                   10/30/97   -17.72%    -5.26%       N/A      N/A    4.04%
American Century VP Value Fund                                               5/1/96     2.68%     5.74%     9.12%      N/A   10.52%
Federated High Income Bond Fund II                                           3/1/94    -7.34%    -5.79%    -0.55%      N/A    3.21%
Federated Prime Money Fund II                                              11/21/94    -6.20%    -0.16%     1.61%      N/A    2.17%
Federated Utility Fund II                                                   2/10/94   -22.23%   -11.28%     0.37%      N/A    3.88%
Fidelity VIP Asset Manager Portfolio                                         9/6/89   -12.74%    -3.01%     4.82%    7.42%    8.05%
Fidelity VIP Contrafund Portfolio                                            1/3/95   -20.78%    -3.19%     8.01%      N/A   13.84%
Fidelity VIP Equity-Income Portfolio                                        10/9/86   -13.59%    -0.63%     6.96%   11.72%   10.23%
Fidelity VIP Index 500 Portfolio                                            8/27/92   -20.64%    -5.18%     7.94%      N/A   11.56%
First Eagle SoGen Overseas Variable Fund                                     2/3/97    -1.35%    14.45%       N/A      N/A    8.37%
Templeton Global Asset Allocation Fund                                      8/24/88   -18.51%    -6.01%     0.27%    6.44%    6.82%
Templeton Developing Markets Securities Fund                                 3/4/96   -16.67%    -5.48%   -14.88%      N/A  -12.72%
Alger American Growth Portfolio                                              1/9/89   -20.36%    -3.64%    10.95%   13.07%   14.70%
Alger American Leveraged AllCap Portfolio                                   1/25/95   -24.41%     0.31%    13.88%      N/A   20.77%
Alger American MidCap Growth Portfolio                                       5/3/93   -15.14%     6.83%    12.66%      N/A   16.85%
Alger American Small Capitalization Portfolio                               9/21/88   -37.80%   -13.90%    -3.68%    3.03%    9.85%
Janus Aspen Series Balanced Portfolio, Institutional Shares                 9/13/93   -13.30%     2.04%    11.72%      N/A   12.42%
Janus Aspen Series Capital Appreciation Portfolio, Institutional Shares      5/1/97   -30.08%    -1.46%       N/A      N/A   15.13%
Janus Aspen Series Flexible Income Portfolio, Institutional Shares          9/13/93    -1.08%     1.49%     4.78%      N/A    6.33%
Janus Aspen Series Growth Portfolio, Institutional Shares                   9/13/93   -33.09%    -6.42%     6.61%      N/A    9.96%
Janus Aspen Series International Growth Portfolio, Institutional Shares      5/2/94   -31.61%     1.89%     7.89%      N/A   11.59%
Janus Aspen Series Worldwide Growth Portfolio, Institutional Shares         9/13/93   -30.83%    -1.28%     8.70%      N/A   13.83%
Lazard Retirement Equity Portfolio                                          3/18/98   -16.07%    -3.82%       N/A      N/A   -0.63%
Lazard Retirement Small Cap Portfolio                                       11/4/97     9.66%    11.21%       N/A      N/A    6.52%
MFS Emerging Growth Series                                                  7/24/95   -41.72%    -5.74%     6.66%      N/A   10.53%
MFS Investors Trust Series                                                  10/9/95   -24.44%    -7.55%     4.83%      N/A    8.88%
MFS Research Series                                                         7/26/95   -29.66%    -6.30%     4.18%      N/A    8.34%
MFS Total Return Series                                                      1/3/95    -8.46%     2.58%     7.89%      N/A   11.31%
Van Kampen Emerging Markets Equity Portfolio                                10/1/96   -15.10%    -0.10%    -5.94%      N/A   -5.16%
Van Kampen International Magnum Portfolio                                    1/2/97   -27.73%    -7.95%       N/A      N/A   -2.08%
Van Eck Worldwide Emerging Markets Fund                                    12/21/95   -10.49%     0.87%   -10.63%      N/A   -4.59%
Van Eck Worldwide Hard Assets Fund                                           9/1/89   -19.01%     2.83%    -6.58%    3.15%    1.40%


   CHART 2 TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001 (CONTINUED):


                                                                       Column B (reflects all charges except surrender charges)
                                                                   -----------------------------------------------------------------
                                                                        PORTFOLIO                                            SINCE
INVESTMENT OPTION                                                   INCEPTION DATE     1 YEAR    3 YEAR    5 YEAR  10 YEAR INCEPTION
.....................................................................................................................................
Alliance Growth and Income Portfolio                                        1/14/91    -1.56%     6.35%    12.62%   12.93%   11.91%
Alliance Premier Growth Portfolio                                           6/26/92   -18.86%    -4.81%    10.59%      N/A   13.70%
American Century VP Income & Growth Fund                                   10/30/97   -10.72%    -3.08%       N/A      N/A    4.91%
American Century VP Value Fund                                               5/1/96     9.68%     7.49%     9.68%      N/A   10.52%
Federated High Income Bond Fund II                                           3/1/94    -0.34%    -3.59%     0.26%      N/A    3.21%
Federated Prime Money Fund II                                              11/21/94     0.80%     1.81%     2.35%      N/A    2.17%
Federated Utility Fund II                                                   2/10/94   -15.23%    -8.81%     1.15%      N/A    3.88%
Fidelity VIP Asset Manager Portfolio                                         9/6/89    -5.74%    -0.93%     5.48%    7.42%    8.05%
Fidelity VIP Contrafund Portfolio                                            1/3/95   -13.78%    -1.11%     8.59%      N/A   13.84%
Fidelity VIP Equity-Income Portfolio                                        10/9/86    -6.59%     1.35%     7.57%   11.72%   10.23%
Fidelity VIP Index 500 Portfolio                                            8/27/92   -13.64%    -3.01%     8.52%      N/A   11.56%
First Eagle SoGen Overseas Variable Fund                                     2/3/97     5.65%    15.96%       N/A      N/A    9.15%
Templeton Global Asset Allocation Fund                                      8/24/88   -11.51%    -3.80%     1.05%    6.44%    6.82%
Templeton Developing Markets Securities Fund                                 3/4/96    -9.67%    -3.29%   -13.41%      N/A  -12.72%
Alger American Growth Portfolio                                              1/9/89   -13.36%    -1.53%    11.47%   13.07%   14.70%
Alger American Leveraged AllCap Portfolio                                   1/25/95   -17.41%     2.26%    14.35%      N/A   20.77%
Alger American MidCap Growth Portfolio                                       5/3/93    -8.14%     8.56%    13.15%      N/A   16.85%
Alger American Small Capitalization Portfolio                               9/21/88   -30.80%   -11.28%    -2.76%    3.03%    9.85%
Janus Aspen Series Balanced Portfolio, Institutional Shares                 9/13/93    -6.30%     3.92%    12.23%      N/A   12.42%
Janus Aspen Series Capital Appreciation Portfolio, Institutional Shares      5/1/97   -23.08%     0.56%       N/A      N/A   15.78%
Janus Aspen Series Flexible Income Portfolio, Institutional Shares          9/13/93     5.92%     3.39%     5.44%      N/A    6.33%
Janus Aspen Series Growth Portfolio, Institutional Shares                   9/13/93   -26.09%    -4.19%     7.22%      N/A    9.96%
Janus Aspen Series International Growth Portfolio, Institutional Shares      5/2/94   -24.61%     3.78%     8.48%      N/A   11.59%
Janus Aspen Series Worldwide Growth Portfolio, Institutional Shares         9/13/93   -23.83%     0.73%     9.26%      N/A   13.83%
Lazard Retirement Equity Portfolio                                          3/18/98    -9.07%    -1.70%       N/A      N/A    1.03%
Lazard Retirement Small Cap Portfolio                                       11/4/97    16.66%    12.81%       N/A      N/A    7.34%
MFS Emerging Growth Series                                                  7/24/95   -34.72%    -3.54%     7.27%      N/A   10.53%
MFS Investors Trust Series                                                  10/9/95   -17.44%    -5.26%     5.49%      N/A    8.88%
MFS Research Series                                                         7/26/95   -22.66%    -4.07%     4.85%      N/A    8.34%
MFS Total Return Series                                                      1/3/95    -1.46%     4.45%     8.47%      N/A   11.31%
Van Kampen Emerging Markets Equity Portfolio                                10/1/96    -8.10%     1.86%    -4.94%      N/A   -5.16%
Van Kampen International Magnum Portfolio                                    1/2/97   -20.73%    -5.65%       N/A      N/A   -1.03%
Van Eck Worldwide Emerging Markets Fund                                    12/21/95    -3.49%     2.80%    -9.41%      N/A   -4.59%
Van Eck Worldwide Hard Assets Fund                                           9/1/89   -12.01%     4.68%    -5.55%    3.15%    1.40%

   CHART 2 TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001 (CONTINUED):


                                                                                                          Column C
                                                                                                  Annual Percentage Charge
                                                                                                    Calendar Year Return
                                                                                              ---------------------------------
INVESTMENT OPTION                                                                                        2001             2000
................................................................................................................................
Alliance Growth and Income Portfolio                                                                   -1.56%           11.71%
Alliance Premier Growth Portfolio                                                                     -18.86%          -18.24%
American Century VP Income & Growth Fund                                                              -10.72%          -12.16%
American Century VP Value Fund                                                                          9.68%           16.20%
Federated High Income Bond Fund II                                                                     -0.34%          -10.59%
Federated Prime Money Fund II                                                                           0.80%            2.31%
Federated Utility Fund II                                                                             -15.23%          -10.52%
Fidelity VIP Asset Manager Portfolio                                                                   -5.74%           -5.57%
Fidelity VIP Contrafund Portfolio                                                                     -13.78%           -8.23%
Fidelity VIP Equity-Income Portfolio                                                                   -6.59%            6.61%
Fidelity VIP Index 500 Portfolio                                                                      -13.64%          -10.87%
First Eagle SoGen Overseas Variable Fund                                                                5.65%            5.36%
Templeton Global Asset Allocation Fund                                                                -11.51%          -16.53%
Templeton Developing Markets Securities Fund                                                           -9.67%          -33.65%
Alger American Growth Portfolio                                                                       -13.36%          -16.26%
Alger American Leveraged AllCap Portfolio                                                             -17.41%          -26.18%
Alger American MidCap Growth Portfolio                                                                 -8.14%            7.36%
Alger American Small Capitalization Portfolio                                                         -30.80%          -28.51%
Janus Aspen Series Balanced Portfolio, Institutional Shares                                            -6.30%           -3.94%
Janus Aspen Series Capital Appreciation Portfolio, Institutional Shares                               -23.08%          -19.63%
Janus Aspen Series Flexible Income Portfolio, Institutional Shares                                      5.92%            4.47%
Janus Aspen Series Growth Portfolio, Institutional Shares                                             -26.09%          -16.04%
Janus Aspen Series International Growth Portfolio, Institutional Shares                               -24.61%          -17.41%
Janus Aspen Series Worldwide Growth Portfolio, Institutional Shares                                   -23.83%          -17.15%
Lazard Retirement Equity Portfolio                                                                     -9.07%           -1.79%
Lazard Retirement Small Cap Portfolio                                                                  16.66%           19.05%
MFS Emerging Growth Series                                                                            -34.72%          -21.03%
MFS Investors Trust Series                                                                            -17.44%           -1.84%
MFS Research Series                                                                                   -22.66%           -6.48%
MFS Total Return Series                                                                                -1.46%           14.10%
Van Kampen Emerging Markets Equity Portfolio                                                           -8.10%          -40.36%
Van Kampen International Magnum Portfolio                                                             -20.73%          -13.97%
Van Eck Worldwide Emerging Markets Fund                                                                -3.49%          -42.98%
Van Eck Worldwide Hard Assets Fund                                                                    -12.01%            9.55%


                               FEDERAL TAX STATUS

     NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

     GENERAL. Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. Furthermore, interest only payments made under Annuity Option 1 are also fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by the amounts received after the annuity date which were excludable from taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

     DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment options underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

     The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     The Company intends that all investment options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

     OWNER CONTROL. The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

     Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

     MULTIPLE CONTRACTS. The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

     PARTIAL 1035 EXCHANGES. Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

     CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS. Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

     TAX TREATMENT OF ASSIGNMENTS. Any transfer, assignment, or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign, or pledge your Contract.

     If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

     GIFTING A CONTRACT. If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

     DEATH BENEFITS. Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

     Certain death benefits when used with a Qualified Contract, may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits in your contract are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit equal to the greater of purchase payments or account value. The contract provides death benefits which may exceed the greater of purchase payments or account (contract) value. The IRS is currently examining whether these death benefits are appropriate for use with IRAs (including Roth
IRAs). If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth
IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


     INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.


     Certain distributions from retirement plans qualified under Code Section 401, Code Section 403(b) or from a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship distributions. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


     When all or part of an annuity contract or a death benefit under the contract is transferred or payed to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

     TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS. Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

     With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

     The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

     WITHDRAWALS -- INVESTMENT ADVISER FEES. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for a payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

     DELAYED ANNUITY PAYMENTS. Although there is no guidance in the federal tax law as to when annuity payments must commence under a non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for federal tax purposes. If such was to occur, then the income under the contract could become currently taxable to the owner.

     QUALIFIED PLANS. The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

     A variable annuity contract will not provide any additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

     Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

     On July 6, 1983, the Supreme Court decided in Arizona  Governing  Committee
v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

A. TAX-SHELTERED ANNUITIES

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Loans are not available under the contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B. INDIVIDUAL RETIREMENT ANNUITIES

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  ROTH IRAS

     Section 408A of the Code provides that beginning in 1998, individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

     Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain eligible individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

     Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C. PENSION AND PROFIT-SHARING PLANS

     Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

D. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN UNDER
   SECTION 457

     Employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. There are limitations on the maximum amount which may be deferred in any one year and in limited circumstances, the plan may provide for additional catch-up contributions. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

     All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

     In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

     - attains age 70 1/2,


     - has a severance from employment,

     - dies, or

     - suffers an unforeseeable financial emergency as defined in the Code.

     TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

     With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The 10% penalty also applies to a distribution from a Code Section 457 governmental plan, if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.


     REQUIRED DISTRIBUTIONS. Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

     The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax advisor to determine that your distributions comply with these rules.

     TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                            VARIABLE ANNUITY PAYMENTS

ANNUITY UNIT VALUE

     The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Annuity Payments" in the Prospectus.) The Annuity Unit Value for each Subaccount's first Valuation Period was set at $10. The Annuity Unit Value for a Subaccount for each subsequent Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

          (a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated;

          (b) is the Annuity Unit Value for the preceding Valuation Period; and

          (c) is a daily Benchmark Rate of Return factor (for the 3% benchmark rate of return) adjusted for the number of days in the Valuation Period.

     The Benchmark Rate of Return factor is equal to one plus 3%, or 1.03. The annual factor can be translated into a daily factor of 1.00008098.

     The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of several Variable Annuity Payments based on one Subaccount.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

 1.  Annuity Unit Value for immediately preceding Valuation        10.00000000
     Period......................................................
 2.  Net Investment factor.......................................   1.00036164
 3.  Daily factor to compensate for Benchmark Rate of Return of     1.00008099
     3%..........................................................
 4.  Adjusted Net Investment Factor (2)/(3)......................   1.00028063
 5.  Annuity Unit Value for current Valuation Period (4)X(1).....  10.00280630

ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS
(ASSUMING NO PREMIUM TAX IS APPLICABLE)

 1.  Number of Accumulation Units at Annuity Date................      1,000.00
 2.  Accumulation Unit Value.....................................   12.55548000
 3.  Adjusted Contract Value (1)X(2).............................  $  12,555.48
 4.  First monthly Annuity Payment per $1,000 of adjusted                  9.63
     Contract Value..............................................
 5.  First monthly Annuity Payment (3)X(4)/1,000.................  $     120.91
 6.  Annuity Unit Value..........................................   10.00280630
 7.  Number of Annuity Units (5)/(6).............................   12.08760785
 8.  Assume Annuity Unit value for second month equal to.........   10.04000000
 9.  Second Monthly Annuity Payment (7)X(8)......................  $     121.36
10.  Assume Annuity Unit Value for third month equal to..........   10.05000000
11.  Third Monthly Annuity Payment (7)X(10)......................  $     121.48

                                 VALUATION DAYS

     As defined in the prospectus, for each Subaccount a Valuation Day is each day on which the New York Stock Exchange is open for business, except for certain holidays listed in the prospectus and days that a Subaccount's corresponding Fund does not value its shares.

                                OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

     The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts. The financial statements of the Variable Account are also included herein.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Contractholders of Valley Forge Life Insurance Company Variable Annuity Separate Account and the Board of Directors of Valley Forge Life Insurance
Company:

We have audited the accompanying statements of assets and liabilities of each of the subaccounts disclosed in Note 1 which comprise Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Variable Account") as of December 31, 2001, and the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001, by correspondence with the Variable Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts which comprise Valley Forge Life Insurance Company Variable Annuity Separate Account as of December 31, 2001, and the results of their operations for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Chicago, Illinois
April 15, 2002

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                  FEDERATED
                                FEDERATED                            HIGH           FIDELITY         FIDELITY
                                  PRIME          FEDERATED          INCOME          EQUITY-           ASSET           FIDELITY
                                  MONEY           UTILITY            BOND            INCOME          MANAGER         INDEX 500
DECEMBER 31, 2001                FUND II          FUND II          FUND II         PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market
    value                      $ 39,498,745     $  6,317,995     $  9,824,016     $ 21,971,019     $  9,715,533     $ 54,123,676
                               ------------     ------------     ------------     ------------     ------------     ------------
      TOTAL ASSETS               39,498,745        6,317,995        9,824,016       21,971,019        9,715,533       54,123,676
                               ------------     ------------     ------------     ------------     ------------     ------------
LIABILITIES                               -                -                -                -                -                -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                     $ 39,498,745     $  6,317,995     $  9,824,016     $ 21,971,019     $  9,715,533     $ 54,123,676
=================================================================================================================================
Units outstanding*                3,446,662          561,600          926,794        1,437,894          710,719        3,382,730
Unit value (accumulation)      $      11.46     $      11.25     $      10.60     $      15.28     $      13.67     $      16.00
SUPPLEMENTAL INFORMATION:
    Investments, at cost       $ 39,498,745     $  7,836,432     $ 10,795,596     $ 22,111,111     $ 10,834,326     $ 60,231,703
                              ===================================================================================================
    Shares held                  39,498,745          609,257        1,272,541          965,759          669,530          416,112
                              ===================================================================================================

                                                   ALGER                             ALGER            ALGER
                                                  AMERICAN          ALGER           AMERICAN         AMERICAN           MFS
                                 FIDELITY          SMALL           AMERICAN          MIDCAP         LEVERAGED         EMERGING
                                CONTRAFUND     CAPITALIZATION       GROWTH           GROWTH           ALLCAP           GROWTH
DECEMBER 31, 2001               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO          SERIES
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market
    value                      $ 26,569,658     $  9,273,582     $ 35,921,845     $ 34,914,984     $  4,404,206     $ 22,983,684
                               ------------     ------------     ------------     ------------     ------------     ------------
      TOTAL ASSETS               26,569,658        9,273,582       35,921,845       34,914,984        4,404,206       22,983,684
                               ------------     ------------     ------------     ------------     ------------     ------------
LIABILITIES                               -                -                -                -                -                -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                     $ 26,569,658     $  9,273,582     $ 35,921,845     $ 34,914,984     $  4,404,206     $ 22,983,684
=================================================================================================================================
Units outstanding*                1,643,145        1,036,154        2,012,428        1,799,741          701,307        1,596,089
Unit value (accumulation)      $      16.17     $       8.95     $      17.85     $      19.40     $       6.28     $      14.40
SUPPLEMENTAL INFORMATION:
    Investments, at cost       $ 31,277,075     $ 13,443,728     $ 51,412,938     $ 50,284,861     $  4,789,152     $ 37,320,530
                              ===================================================================================================
    Shares held                   1,319,904          560,337          976,909        1,975,911          139,594        1,278,292
                              ===================================================================================================

                                                                                                   FIRST EAGLE        VAN ECK
                                                    MFS              MFS              MFS             SOGEN          WORLDWIDE
                                   MFS           INVESTORS         LIMITED           TOTAL           OVERSEAS           HARD
                                 RESEARCH          TRUST           MATURITY          RETURN          VARIABLE          ASSETS
DECEMBER 31, 2001                 SERIES           SERIES           SERIES           SERIES            FUND             FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market
    value                      $ 10,414,959     $ 10,537,968     $          -     $ 21,246,850     $  8,555,441     $    748,832
                               ------------     ------------     ------------     ------------     ------------     ------------
      TOTAL ASSETS               10,414,959       10,537,968                -       21,246,850        8,555,441          748,832
                               ------------     ------------     ------------     ------------     ------------     ------------
LIABILITIES                               -                -                -                -                -                -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                     $ 10,414,959     $ 10,537,968     $          -     $ 21,246,850     $  8,555,441     $    748,832
=================================================================================================================================
Units outstanding*                  783,669          763,068                -        1,353,303          551,253           94,430
Unit value (accumulation)      $      13.29     $      13.81     $          -     $      15.70     $      15.52     $       7.93
SUPPLEMENTAL INFORMATION:
    Investments, at cost       $ 10,119,028     $ 12,436,657     $          -     $ 21,011,673     $  9,381,440     $    797,389
                              ===================================================================================================
    Shares held                     727,278          615,176                -        1,141,690          650,109           70,050
                              ===================================================================================================

* Units outstanding rounded to nearest whole unit.

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                 VAN ECK        JANUS ASPEN                                        JANUS ASPEN      JANUS ASPEN
                                WORLDWIDE         CAPITAL        JANUS ASPEN      JANUS ASPEN        FLEXIBLE      INTERNATIONAL
                                 EMERGING       APPRECIATION        GROWTH          BALANCED          INCOME           GROWTH
                                 MARKETS         PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
DECEMBER 31, 2001                  FUND             (IS)             (IS)             (IS)             (IS)             (IS)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market
    value                      $  1,406,649     $ 28,953,598     $ 20,658,376     $ 32,633,356     $ 12,307,122     $ 13,449,530
                               ------------     ------------     ------------     ------------     ------------     ------------
      TOTAL ASSETS                1,406,649       28,953,598       20,658,376       32,633,356       12,307,122       13,449,530
                               ------------     ------------     ------------     ------------     ------------     ------------
LIABILITIES                               -                -                -                -                -                -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                     $  1,406,649     $ 28,953,598     $ 20,658,376     $ 32,633,356     $ 12,307,122     $ 13,449,530
=================================================================================================================================
Units outstanding*                  218,763        3,286,447        2,621,621        3,102,030        1,083,373        1,332,956
Unit value (accumulation)      $       6.43     $       8.81     $       7.88     $      10.52     $      11.36     $      10.09
SUPPLEMENTAL INFORMATION:
    Investments, at cost       $  1,974,853     $ 38,968,142     $ 27,970,103     $ 36,330,971     $ 12,395,547     $ 13,093,741
                              ===================================================================================================
    Shares held                     172,807        1,397,344        1,039,138        1,445,873        1,055,499          573,039
                              ===================================================================================================

                               JANUS ASPEN      JANUS ASPEN                                        JANUS ASPEN      JANUS ASPEN
                                WORLDWIDE         CAPITAL        JANUS ASPEN      JANUS ASPEN        FLEXIBLE      INTERNATIONAL
                                  GROWTH        APPRECIATION        GROWTH          BALANCED          INCOME           GROWTH
                                PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
DECEMBER 31, 2001                  (IS)             (SS)             (SS)             (SS)             (SS)             (SS)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market
    value                      $ 21,614,918     $      1,018     $          -     $     51,450     $      1,121     $      2,642
                               ------------     ------------     ------------     ------------     ------------     ------------
      TOTAL ASSETS               21,614,918            1,018                -           51,450            1,121            2,642
                               ------------     ------------     ------------     ------------     ------------     ------------
LIABILITIES                               -                -                -                -                -                -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                     $ 21,614,918     $      1,018     $          -     $     51,450     $      1,121     $      2,642
=================================================================================================================================
Units outstanding*                2,349,448              114                -            5,272              109              293
Unit value (accumulation)      $       9.20     $       8.94     $       8.51     $       9.76     $      10.27     $       9.01
SUPPLEMENTAL INFORMATION:
    Investments, at cost       $ 22,684,574     $      1,096     $          -     $     51,439     $      1,121     $      2,688
                              ===================================================================================================
    Shares held                     757,344               49                -            2,207               94              113
                              ===================================================================================================

                               JANUS ASPEN                                          AMERICAN                         TEMPLETON
                                WORLDWIDE         ALLIANCE         ALLIANCE        CENTURY VP        AMERICAN        DEVELOPING
                                  GROWTH          PREMIER         GROWTH AND        INCOME &        CENTURY VP        MARKETS
                                PORTFOLIO          GROWTH           INCOME           GROWTH           VALUE          SECURITIES
DECEMBER 31, 2001                  (SS)          PORTFOLIO        PORTFOLIO           FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market
    value                      $      2,320     $  7,625,698     $ 20,959,442     $  3,641,710     $ 12,651,824     $    619,116
                               ------------     ------------     ------------     ------------     ------------     ------------
      TOTAL ASSETS                    2,320        7,625,698       20,959,442        3,641,710       12,651,824          619,116
                               ------------     ------------     ------------     ------------     ------------     ------------
LIABILITIES                               -                -                -                -                -                -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                     $      2,320     $  7,625,698     $ 20,959,442     $  3,641,710     $ 12,651,824     $    619,116
=================================================================================================================================
Units outstanding*                      261        1,081,659        1,705,406          417,627          831,810           94,091
Unit value (accumulation)      $       8.90     $       7.05     $      12.29     $       8.72     $      15.21     $       6.58
SUPPLEMENTAL INFORMATION:
    Investments, at cost       $      1,994     $  9,578,415     $ 21,421,749     $  3,836,491     $ 11,536,897     $    655,473
                              ===================================================================================================
    Shares held                          82          305,028          951,404          563,732        1,700,456          130,066
                              ===================================================================================================

* Units outstanding rounded to nearest whole unit.

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                                                       MORGAN
                                                                                                      MORGAN          STANLEY
                                                 TEMPLETON          LAZARD           LAZARD          STANLEY          EMERGING
                                                   ASSET          RETIREMENT       RETIREMENT     INTERNATIONAL       MARKETS
                                                  STRATEGY          EQUITY         SMALL CAP          MAGNUM           EQUITY
DECEMBER 31, 2001                                   FUND          PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value                  $  1,248,139     $  1,885,574     $  5,937,511     $  1,016,441     $    343,641
                                                ------------     ------------     ------------     ------------     ------------
      TOTAL ASSETS                                 1,248,139        1,885,574        5,937,511        1,016,441          343,641
                                                ------------     ------------     ------------     ------------     ------------
LIABILITIES                                                -                -                -                -                -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                      $  1,248,139     $  1,885,574     $  5,937,511     $  1,016,441     $    343,641
=================================================================================================================================
Units outstanding*                                   139,769          185,954          425,323          138,669           64,112
Unit value (accumulation)                       $       8.93     $      10.14     $      13.96     $       7.33     $       5.36
SUPPLEMENTAL INFORMATION:
    Investments, at cost                        $  1,379,828     $  1,958,338     $  5,549,326     $  1,197,076     $    346,590
                                               ==================================================================================
    Shares held                                       80,995          201,021          453,938          107,446           51,831
                                               ==================================================================================

* Units outstanding rounded to nearest whole unit.

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                  FEDERATED
                                FEDERATED                            HIGH           FIDELITY         FIDELITY
                                  PRIME          FEDERATED          INCOME          EQUITY-           ASSET           FIDELITY
FOR THE PERIOD ENDED              MONEY           UTILITY            BOND            INCOME          MANAGER         INDEX 500
DECEMBER 31, 2001                FUND II          FUND II          FUND II         PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividend income               $  1,236,221     $    210,710     $    800,259     $    230,610     $    362,138     $    534,670
                               ------------     ------------     ------------     ------------     ------------     ------------
                                  1,236,221          210,710          800,259          230,610          362,138          534,670
                               ------------     ------------     ------------     ------------     ------------     ------------
Expenses:
 Mortality, expense risk and
   administrative charges           516,230           91,978          123,473          248,787          134,728          716,412
                               ------------     ------------     ------------     ------------     ------------     ------------
                                    516,230           91,978          123,473          248,787          134,728          716,412
                               ------------     ------------     ------------     ------------     ------------     ------------
 NET INVESTMENT INCOME
   (LOSS)                           719,991          118,732          676,786          (18,177)         227,410         (181,742)
                               ------------     ------------     ------------     ------------     ------------     ------------
Investment gains and
 (losses):
 Net realized gains (losses)              -         (237,318)        (830,265)        (931,741)        (312,611)      (2,419,452)
 Realized gain distributions              -                -                -          647,902          135,802                -
 Net unrealized gains
   (losses)                               -         (911,851)          34,436         (724,503)        (574,819)      (4,362,069)
                               ------------     ------------     ------------     ------------     ------------     ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)              -       (1,149,169)        (795,829)      (1,008,342)        (751,628)      (6,781,521)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                    $    719,991     $ (1,030,437)    $   (119,043)    $ (1,026,519)    $   (524,218)    $ (6,963,263)
=================================================================================================================================

                                                   ALGER                             ALGER            ALGER
                                                  AMERICAN          ALGER           AMERICAN         AMERICAN           MFS
                                 FIDELITY          SMALL           AMERICAN          MIDCAP         LEVERAGED         EMERGING
FOR THE PERIOD ENDED            CONTRAFUND     CAPITALIZATION       GROWTH           GROWTH           ALLCAP           GROWTH
DECEMBER 31, 2001               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO          SERIES
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividend income               $    229,034     $      4,717     $     88,072     $          -     $          -     $          -
                               ------------     ------------     ------------     ------------     ------------     ------------
                                    229,034            4,717           88,072                -                -                -
                               ------------     ------------     ------------     ------------     ------------     ------------
Expenses:
 Mortality, expense risk and
   administrative charges           399,147          136,386          551,766          459,427           48,809          357,009
                               ------------     ------------     ------------     ------------     ------------     ------------
                                    399,147          136,386          551,766          459,427           48,809          357,009
                               ------------     ------------     ------------     ------------     ------------     ------------
 NET INVESTMENT INCOME
   (LOSS)                          (170,113)        (131,669)        (463,694)        (459,427)         (48,809)        (357,009)
                               ------------     ------------     ------------     ------------     ------------     ------------
Investment gains and
 (losses):
 Net realized gains (losses)     (2,059,963)      (3,933,985)      (2,190,782)      (1,792,963)        (598,207)        (138,538)
 Realized gain distributions        808,358                -        4,775,767       13,015,820          116,901        1,669,851
 Net unrealized gains
   (losses)                      (2,766,714)         578,131       (7,664,818)     (13,205,808)           7,821      (11,872,872)
                               ------------     ------------     ------------     ------------     ------------     ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)     (4,018,319)      (3,355,854)      (5,079,833)      (1,982,951)        (473,485)     (10,341,559)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                    $ (4,188,432)    $ (3,487,523)    $ (5,543,527)    $ (2,442,378)    $   (522,294)    $(10,698,568)
=================================================================================================================================

                                                                                                   FIRST EAGLE        VAN ECK
                                                    MFS              MFS              MFS             SOGEN          WORLDWIDE
                                   MFS           INVESTORS         LIMITED           TOTAL           OVERSEAS           HARD
FOR THE PERIOD ENDED             RESEARCH          TRUST           MATURITY          RETURN          VARIABLE          ASSETS
DECEMBER 31, 2001                 SERIES           SERIES           SERIES           SERIES            FUND             FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividend income               $      1,165     $     52,801     $          -     $    255,237     $    373,079     $      7,432
                               ------------     ------------     ------------     ------------     ------------     ------------
                                      1,165           52,801                -          255,237          373,079            7,432
                               ------------     ------------     ------------     ------------     ------------     ------------
Expenses:
 Mortality, expense risk and
   administrative charges           133,690          150,888               16          213,058          101,480           11,061
                               ------------     ------------     ------------     ------------     ------------     ------------
                                    133,690          150,888               16          213,058          101,480           11,061
                               ------------     ------------     ------------     ------------     ------------     ------------
 NET INVESTMENT INCOME
   (LOSS)                          (132,525)         (98,087)             (16)          42,179          271,599           (3,629)
                               ------------     ------------     ------------     ------------     ------------     ------------
Investment gains and
 (losses):
 Net realized gains (losses)     (4,067,875)        (134,304)             373           25,432          673,934          (21,257)
 Realized gain distributions      1,119,650          271,011                -          376,860          630,943                -
 Net unrealized gains
   (losses)                         692,586       (2,011,662)            (302)        (557,332)      (1,245,885)         (78,987)
                               ------------     ------------     ------------     ------------     ------------     ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)     (2,255,639)      (1,874,955)              71         (155,040)          58,992         (100,244)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                    $ (2,388,164)    $ (1,973,042)    $         55     $   (112,861)    $    330,591     $   (103,873)
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                 VAN ECK        JANUS ASPEN                                        JANUS ASPEN      JANUS ASPEN
                                WORLDWIDE         CAPITAL        JANUS ASPEN      JANUS ASPEN        FLEXIBLE      INTERNATIONAL
                                 EMERGING       APPRECIATION        GROWTH          BALANCED          INCOME           GROWTH
FOR THE PERIOD ENDED             MARKETS         PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
DECEMBER 31, 2001                  FUND             (IS)             (IS)             (IS)             (IS)             (IS)
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income               $          -     $    392,583     $     15,427     $    805,952     $    544,067     $    149,782
                               ------------     ------------     ------------     ------------     ------------     ------------
                                          -          392,583           15,427          805,952          544,067          149,782
                               ------------     ------------     ------------     ------------     ------------     ------------
Expenses:
 Mortality, expense risk and
   administrative charges            21,002          449,650          332,633          403,375          110,430          211,799
                               ------------     ------------     ------------     ------------     ------------     ------------
                                     21,002          449,650          332,633          403,375          110,430          211,799
                               ------------     ------------     ------------     ------------     ------------     ------------
 NET INVESTMENT INCOME
   (LOSS)                           (21,002)         (57,067)        (317,206)         402,577          433,637          (62,017)
                               ------------     ------------     ------------     ------------     ------------     ------------
Investment gains and
 (losses):
 Net realized gains (losses)         (1,634)      (3,505,497)      (3,923,115)        (256,525)          57,263       (5,301,406)
 Realized gain distributions              -                -           44,478                -                -                -
 Net unrealized gains
   (losses)                         (34,779)      (4,525,839)      (2,872,958)      (1,786,666)        (129,051)       1,511,212
                               ------------     ------------     ------------     ------------     ------------     ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)        (36,413)      (8,031,336)      (6,751,595)      (2,043,191)         (71,788)      (3,790,194)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                    $    (57,415)    $ (8,088,403)    $ (7,068,801)    $ (1,640,614)    $    361,849     $ (3,852,211)
=================================================================================================================================

                               JANUS ASPEN      JANUS ASPEN                                        JANUS ASPEN      JANUS ASPEN
                                WORLDWIDE         CAPITAL        JANUS ASPEN      JANUS ASPEN        FLEXIBLE      INTERNATIONAL
                                  GROWTH        APPRECIATION        GROWTH          BALANCED          INCOME           GROWTH
FOR THE PERIOD ENDED            PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
DECEMBER 31, 2001                  (IS)           (SS)(1)          (SS)(1)          (SS)(1)          (SS)(1)          (SS)(1)
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income               $    114,721     $          2     $          -     $        438     $         27     $          4
                               ------------     ------------     ------------     ------------     ------------     ------------
                                    114,721                2                -              438               27                4
                               ------------     ------------     ------------     ------------     ------------     ------------
Expenses:
 Mortality, expense risk and
   administrative charges           341,438                5                -              224                6               15
                               ------------     ------------     ------------     ------------     ------------     ------------
                                    341,438                5                -              224                6               15
                               ------------     ------------     ------------     ------------     ------------     ------------
 NET INVESTMENT INCOME
   (LOSS)                          (226,717)              (3)               -              214               21              (11)
                               ------------     ------------     ------------     ------------     ------------     ------------
Investment gains and
 (losses):
 Net realized gains (losses)     (9,216,515)              (1)               -               (5)               -               (1)
 Realized gain distributions              -                -                -                -                -                -
 Net unrealized gains
   (losses)                       2,982,085              (78)               -               11                -              (46)
                               ------------     ------------     ------------     ------------     ------------     ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)     (6,234,430)             (79)               -                6                -              (47)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                    $ (6,461,147)    $        (82)    $          -     $        220     $         21     $        (58)
=================================================================================================================================

                               JANUS ASPEN                                          AMERICAN                         TEMPLETON
                                WORLDWIDE         ALLIANCE         ALLIANCE        CENTURY VP        AMERICAN        DEVELOPING
                                  GROWTH          PREMIER         GROWTH AND        INCOME &        CENTURY VP        MARKETS
FOR THE PERIOD ENDED            PORTFOLIO          GROWTH           INCOME           GROWTH           VALUE          SECURITIES
DECEMBER 31, 2001                (SS)(1)         PORTFOLIO        PORTFOLIO           FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income               $          2     $     27,000     $     66,426     $     15,930     $     33,493     $      4,133
                               ------------     ------------     ------------     ------------     ------------     ------------
                                          2           27,000           66,426           15,930           33,493            4,133
                               ------------     ------------     ------------     ------------     ------------     ------------
Expenses:
 Mortality, expense risk and
   administrative charges                 8           96,185          186,441           36,447           97,569            6,808
                               ------------     ------------     ------------     ------------     ------------     ------------
                                          8           96,185          186,441           36,447           97,569            6,808
                               ------------     ------------     ------------     ------------     ------------     ------------
 NET INVESTMENT INCOME
   (LOSS)                                (6)         (69,185)        (120,015)         (20,517)         (64,076)          (2,675)
                               ------------     ------------     ------------     ------------     ------------     ------------
Investment gains and
 (losses):
 Net realized gains (losses)              1         (638,324)          19,611          (65,717)         183,633          (33,761)
 Realized gain distributions              -          347,052          518,452                -                -                -
 Net unrealized gains
   (losses)                             326       (1,012,337)        (647,856)        (134,120)       1,007,488          (17,474)
                               ------------     ------------     ------------     ------------     ------------     ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)            327       (1,303,609)        (109,793)        (199,837)       1,191,121          (51,235)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                    $        321     $ (1,372,794)    $   (229,808)    $   (220,354)    $  1,127,045     $    (53,910)
=================================================================================================================================

(1) Inception date May 1, 2001.

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                                       MORGAN
                                                                                                      MORGAN          STANLEY
                                                 TEMPLETON          LAZARD           LAZARD          STANLEY          EMERGING
                                                   ASSET          RETIREMENT       RETIREMENT     INTERNATIONAL       MARKETS
FOR THE PERIOD ENDED                              STRATEGY          EQUITY         SMALL CAP          MAGNUM           EQUITY
DECEMBER 31, 2001                                   FUND          PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income                               $     11,410     $     10,927     $      3,901     $      4,766     $         --
                                                ------------     ------------     ------------     ------------     ------------
                                                      11,410           10,927            3,901            4,766               --
                                                ------------     ------------     ------------     ------------     ------------
Expenses:
  Mortality, expense risk and administrative
    charges                                           12,020           25,851           42,752           12,860            3,885
                                                ------------     ------------     ------------     ------------     ------------
                                                      12,020           25,851           42,752           12,860            3,885
                                                ------------     ------------     ------------     ------------     ------------
  NET INVESTMENT INCOME (LOSS)                          (610)         (14,924)         (38,851)          (8,094)          (3,885)
                                                ------------     ------------     ------------     ------------     ------------
Investment gains and (losses):
  Net realized gains (losses)                        (35,411)          24,373           40,083          (23,655)        (106,729)
  Realized gain distributions                         81,724               --          339,456               --               --
  Net unrealized gains (losses)                     (134,205)          20,880          345,373         (167,385)          95,646
---------------------------------------------------------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED INVESTMENT
    GAINS (LOSSES)                                   (87,892)          45,253          724,912         (191,040)         (11,083)
                                                ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $    (88,502)    $     30,329     $    686,061     $   (199,134)    $    (14,968)
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  FEDERATED
                                FEDERATED                            HIGH           FIDELITY         FIDELITY
                                  PRIME          FEDERATED          INCOME          EQUITY-           ASSET           FIDELITY
FOR THE PERIOD ENDED              MONEY           UTILITY            BOND            INCOME          MANAGER         INDEX 500
DECEMBER 31, 2001                FUND II          FUND II          FUND II         PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income
    (loss)                     $    719,991     $    118,732     $    676,786     $    (18,177)    $    227,410     $   (181,742)
  Realized gains (losses)                 -         (237,318)        (830,265)        (931,741)        (312,611)      (2,419,452)
  Realized gain
    distributions                         -                -                -          647,902          135,802                -
  Unrealized gains (losses)               -         (911,851)          34,436         (724,503)        (574,819)      (4,362,069)
                               ------------     ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                        719,991       (1,030,437)        (119,043)      (1,026,519)        (524,218)      (6,963,263)
                               ------------     ------------     ------------     ------------     ------------     ------------
From capital transactions:
  Net premiums/deposits          23,317,905          854,021        1,670,052        5,110,616          954,093        6,701,785
  Death Benefits                   (739,858)         (61,569)         (16,474)        (170,093)         (56,670)        (394,679)
  Surrenders                     (2,703,883)        (171,144)        (273,844)        (386,449)        (178,756)        (926,106)
  Withdrawals                    (3,219,446)        (335,239)        (491,626)        (623,638)        (375,090)      (1,266,059)
  Transfers in (out of)
    subaccounts/fixed
    accounts, net - Note 1      (12,228,022)       1,353,501        2,765,394        5,502,021        1,027,491        9,101,662
                               ------------     ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS            4,426,696        1,639,570        3,653,502        9,432,457        1,371,068       13,216,603
                               ------------     ------------     ------------     ------------     ------------     ------------
Increase (decrease) in net
  assets                          5,146,687          609,133        3,534,459        8,405,938          846,850        6,253,340
Net assets at beginning of
  period                         34,352,058        5,708,862        6,289,557       13,565,081        8,868,683       47,870,336
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD    $ 39,498,745     $  6,317,995     $  9,824,016     $ 21,971,019     $  9,715,533     $ 54,123,676
=================================================================================================================================

FOR THE PERIOD ENDED
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------

From operations:
  Net investment income
    (loss)                     $    989,085     $    119,550     $    396,061     $    519,012     $    528,965     $   (125,620)
  Realized gains (losses)                 -          (72,809)        (170,869)         (13,233)          21,053          435,539
  Unrealized gains (losses)               -         (545,415)        (801,112)         351,868         (941,947)      (5,061,297)
                               ------------     ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                        989,085         (498,674)        (575,920)         857,647         (391,929)      (4,751,378)
                               ------------     ------------     ------------     ------------     ------------     ------------
From capital transactions:
  Net premiums/deposits          40,834,252        2,629,434        1,500,544        4,120,891        2,436,013       14,769,330
  Death Benefits                   (106,831)        (401,582)         (72,553)         (41,049)         (54,420)        (442,222)
  Surrenders                     (1,565,801)         (74,590)          (5,619)        (196,806)        (168,941)        (611,870)
  Withdrawals                      (956,584)        (116,503)        (154,438)        (312,891)        (189,371)        (848,243)
  Transfers in (out of)
    subaccounts/fixed
    accounts, net - Note 1      (34,510,387)         922,929          740,310        1,175,698        1,350,367       15,499,036
                               ------------     ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS            3,694,649        2,959,688        2,008,244        4,745,843        3,373,648       28,366,031
                               ------------     ------------     ------------     ------------     ------------     ------------
Increase (decrease) in net
  assets                          4,683,734        2,461,014        1,432,324        5,603,490        2,981,719       23,614,653
Net assets at beginning of
  period                         29,668,324        3,247,848        4,857,233        7,961,591        5,886,964       24,255,683
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD    $ 34,352,058     $  5,708,862     $  6,289,557     $ 13,565,081     $  8,868,683     $ 47,870,336
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   ALGER                             ALGER            ALGER
                                                  AMERICAN          ALGER           AMERICAN         AMERICAN           MFS
                                 FIDELITY          SMALL           AMERICAN          MIDCAP         LEVERAGED         EMERGING
FOR THE PERIOD ENDED            CONTRAFUND     CAPITALIZATION       GROWTH           GROWTH           ALLCAP           GROWTH
DECEMBER 31, 2001               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO(2)        SERIES
---------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income
    (loss)                     $   (170,113)    $   (131,669)    $   (463,694)    $   (459,427)    $    (48,809)    $   (357,009)
  Realized gains (losses)        (2,059,963)      (3,933,985)      (2,190,782)      (1,792,963)        (598,207)        (138,538)
  Realized gain
    distributions                   808,358                -        4,775,767       13,015,820          116,901        1,669,851
  Unrealized gains (losses)      (2,766,714)         578,131       (7,664,818)     (13,205,808)           7,821      (11,872,872)
                               ------------     ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                     (4,188,432)      (3,487,523)      (5,543,527)      (2,442,378)        (522,294)     (10,698,568)
                               ------------     ------------     ------------     ------------     ------------     ------------
From capital transactions:
  Net premiums/deposits           3,434,423        1,452,122        4,097,835        5,463,034        2,157,378        2,516,517
  Death Benefits                   (190,993)         (67,178)        (175,037)        (155,335)         (46,813)        (125,602)
  Surrenders                       (425,723)        (167,149)        (774,346)        (300,655)         (11,679)        (427,781)
  Withdrawals                      (760,414)        (331,613)      (1,642,460)        (843,045)         (54,747)      (1,134,876)
  Transfers in (out of)
    subaccounts/fixed
    accounts, net - Note 1       (1,180,861)       1,158,330        1,198,937        2,632,643          738,956        5,300,071
                               ------------     ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS              876,432        2,044,512        2,704,929        6,796,642        2,783,095        6,128,329
                               ------------     ------------     ------------     ------------     ------------     ------------
Increase (decrease) in net
  assets                         (3,312,000)      (1,443,011)      (2,838,598)       4,354,264        2,260,801       (4,570,239)
Net assets at beginning of
  period                         29,881,658       10,716,593       38,760,443       30,560,720        2,143,405       27,553,923
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD    $ 26,569,658     $  9,273,582     $ 35,921,845     $ 34,914,984     $  4,404,206     $ 22,983,684
=================================================================================================================================

FOR THE PERIOD ENDED
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income
    (loss)                     $  1,393,786     $  2,981,630     $  3,389,461     $    890,143     $       (577)    $    643,204
  Realized gains (losses)           280,722         (917,461)         517,517          405,410          (42,858)         227,046
  Unrealized gains (losses)      (3,838,101)      (5,538,832)     (10,844,508)      (2,999,211)        (381,719)      (6,868,081)
                               ------------     ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                     (2,163,593)      (3,474,663)      (6,937,530)      (1,703,658)        (425,154)      (5,997,831)
                               ------------     ------------     ------------     ------------     ------------     ------------
From capital transactions:
  Net premiums/deposits          13,533,282        7,029,485       14,729,914       13,905,818        2,138,117       12,941,025
  Death Benefits                   (202,064)         (43,380)        (184,364)        (218,249)               -          (33,363)
  Surrenders                       (127,743)        (210,926)        (557,538)         (90,514)               -         (152,510)
  Withdrawals                      (439,893)        (214,448)        (839,737)        (367,466)         (13,984)        (404,559)
  Transfers in (out of)
    subaccounts/fixed
    accounts, net - Note 1        7,451,990        3,698,914       13,425,664       15,171,152          444,426       10,432,985
                               ------------     ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS           20,215,572       10,259,645       26,573,939       28,400,741        2,568,559       22,783,578
                               ------------     ------------     ------------     ------------     ------------     ------------
Increase (decrease) in net
  assets                         18,051,979        6,784,982       19,636,409       26,697,083        2,143,405       16,785,747
Net assets at beginning of
  period                         11,829,679        3,931,611       19,124,034        3,863,637                -       10,768,176
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD    $ 29,881,658     $ 10,716,593     $ 38,760,443     $ 30,560,720     $  2,143,405     $ 27,553,923
=================================================================================================================================

(2) Inception date May 1, 2000.

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   FIRST EAGLE
                                                                                                      SOGEN           VAN ECK
                                   MFS              MFS          MFS LIMITED          MFS            OVERSEAS        WORLDWIDE
FOR THE PERIOD ENDED             RESEARCH        INVESTORS         MATURITY          TOTAL           VARIABLE       HARD ASSETS
DECEMBER 31, 2001                 SERIES        TRUST SERIES        SERIES       RETURN SERIES         FUND             FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income
    (loss)                     $   (132,525)    $    (98,087)    $        (16)    $     42,179     $    271,599     $     (3,629)
  Realized gains (losses)        (4,067,875)        (134,304)             373           25,432          673,934          (21,257)
  Realized gain
    distributions                 1,119,650          271,011                -          376,860          630,943                -
  Unrealized gains (losses)         692,586       (2,011,662)            (302)        (557,332)      (1,245,885)         (78,987)
                               ------------     ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                     (2,388,164)      (1,973,042)              55         (112,861)         330,591         (103,873)
                               ------------     ------------     ------------     ------------     ------------     ------------
From capital transactions:
  Net premiums/deposits           1,511,887        2,187,017            6,795        5,763,527        2,284,715          242,179
  Death Benefits                    (77,175)         (37,861)               -         (137,019)         (41,308)            (295)
  Surrenders                       (202,078)        (164,902)               -         (311,716)        (160,930)         (59,460)
  Withdrawals                      (202,194)        (380,747)               -         (443,602)         (85,260)         (14,546)
  Transfers in (out of)
    subaccounts/fixed
    accounts, net - Note 1        2,876,995          801,562          (22,271)       7,012,256          510,570           82,568
                               ------------     ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS            3,907,435        2,405,069          (15,476)      11,883,446        2,507,787          250,446
                               ------------     ------------     ------------     ------------     ------------     ------------
Increase (decrease) in net
  assets                          1,519,271          432,027          (15,421)      11,770,585        2,838,378          146,573
Net assets at beginning of
  period                          8,895,688       10,105,941           15,421        9,476,265        5,717,063          602,259
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD    $ 10,414,959     $ 10,537,968     $          -     $ 21,246,850     $  8,555,441     $    748,832
=================================================================================================================================

FOR THE PERIOD ENDED
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income
    (loss)                     $    267,406     $    (25,320)    $    (18,910)    $    166,102     $    369,792     $     (3,962)
  Realized gains (losses)           252,439           97,373          (15,391)         (29,921)         211,722           25,811
  Unrealized gains (losses)      (1,276,714)        (216,590)         148,030          865,766         (259,265)          39,005
                               ------------     ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                       (756,869)        (144,537)         113,729        1,001,947          322,249           60,854
                               ------------     ------------     ------------     ------------     ------------     ------------
From capital transactions:
  Net premiums/deposits           4,148,544        3,577,203           21,616        2,772,286        1,413,834          148,828
  Death Benefits                   (364,363)         (29,036)         (37,277)         (23,370)          (1,118)               -
  Surrenders                        (34,621)        (102,074)          (1,974)         (35,369)        (115,771)               -
  Withdrawals                      (155,802)        (231,928)         (24,951)        (171,680)         (70,807)          (7,633)
  Transfers in (out of)
    subaccounts/fixed
    accounts, net - Note 1        1,397,435        1,803,448       (2,040,752)       1,072,061          845,511           36,412
                               ------------     ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS            4,991,193        5,017,613       (2,083,338)       3,613,928        2,071,649          177,607
                               ------------     ------------     ------------     ------------     ------------     ------------
Increase (decrease) in net
  assets                          4,234,324        4,873,076       (1,969,609)       4,615,875        2,393,898          238,461
Net assets at beginning of
  period                          4,661,364        5,232,865        1,985,030        4,860,390        3,323,165          363,798
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD    $  8,895,688     $ 10,105,941     $     15,421     $  9,476,265     $  5,717,063     $    602,259
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                 VAN ECK        JANUS ASPEN                                        JANUS ASPEN      JANUS ASPEN
                                WORLDWIDE         CAPITAL        JANUS ASPEN      JANUS ASPEN        FLEXIBLE      INTERNATIONAL
                                 EMERGING       APPRECIATION        GROWTH          BALANCED          INCOME           GROWTH
FOR THE PERIOD ENDED             MARKETS         PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
DECEMBER 31, 2001                  FUND             (IS)             (IS)             (IS)             (IS)             (IS)
---------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income
    (loss)                     $    (21,002)    $    (57,067)    $   (317,206)    $    402,577     $    433,637     $    (62,017)
  Realized gains (losses)            (1,634)      (3,505,497)      (3,923,115)        (256,525)          57,263       (5,301,406)
  Realized gain
    distributions                         -                -           44,478                -                -                -
  Unrealized gains (losses)         (34,779)      (4,525,839)      (2,872,958)      (1,786,666)        (129,051)       1,511,212
                               ------------     ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                        (57,415)      (8,088,403)      (7,068,801)      (1,640,614)         361,849       (3,852,211)
                               ------------     ------------     ------------     ------------     ------------     ------------
From capital transactions:
  Net premiums/deposits              44,338        3,063,663        3,886,526        8,324,249        2,533,330        2,354,922
  Death Benefits                     (7,821)        (189,096)        (138,514)        (257,154)         (64,683)        (100,329)
  Surrenders                        (29,114)        (339,989)        (440,841)        (349,173)         (32,943)         (93,662)
  Withdrawals                       (21,669)      (1,086,152)        (747,119)      (1,111,478)        (202,194)        (479,325)
  Transfers in (out of)
    subaccounts/fixed
    accounts, net - Note 1              392        5,282,799        1,964,870        4,979,883        6,000,702          762,586
                               ------------     ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS              (13,874)       6,731,225        4,524,922       11,586,327        8,234,212        2,444,192
                               ------------     ------------     ------------     ------------     ------------     ------------
Increase (decrease) in net
  assets                            (71,289)      (1,357,178)      (2,543,879)       9,945,713        8,596,061       (1,408,019)
Net assets at beginning of
  period                          1,477,938       30,310,776       23,202,255       22,687,643        3,711,061       14,857,549
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD    $  1,406,649     $ 28,953,598     $ 20,658,376     $ 32,633,356     $ 12,307,122     $ 13,449,530
=================================================================================================================================

FOR THE PERIOD ENDED
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income
    (loss)                     $    (22,182)    $     26,782     $    986,555     $  1,349,744     $     85,714     $    571,229
  Realized gains (losses)            61,798        1,301,770         (858,047)          10,289          (13,255)      (3,610,081)
  Unrealized gains (losses)        (963,654)      (7,244,918)      (4,725,052)      (2,067,459)          55,347       (1,312,819)
                               ------------     ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                       (924,038)      (5,916,366)      (4,596,544)        (707,426)         127,806       (4,351,671)
                               ------------     ------------     ------------     ------------     ------------     ------------
From capital transactions:
  Net premiums/deposits             912,740       21,705,428       18,917,443       11,197,027        2,191,561       17,685,492
  Death Benefits                     (5,663)         (80,081)          (8,718)        (119,891)               -          (10,108)
  Surrenders                        (21,056)        (170,528)        (281,500)        (120,687)          (1,028)         (85,356)
  Withdrawals                       (33,776)        (492,015)        (430,550)        (356,491)         (30,782)        (248,132)
  Transfers in (out of)
    subaccounts/fixed
    accounts, net - Note 1          466,642        7,041,684        6,736,412        9,214,297        1,217,627        1,142,985
                               ------------     ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS            1,318,887       28,004,488       24,933,087       19,814,255        3,377,378       18,484,881
                               ------------     ------------     ------------     ------------     ------------     ------------
Increase (decrease) in net
  assets                            394,849       22,088,122       20,336,543       19,106,829        3,505,184       14,133,210
Net assets at beginning of
  period                          1,083,089        8,222,654        2,865,712        3,580,814          205,877          724,339
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD    $  1,477,938     $ 30,310,776     $ 23,202,255     $ 22,687,643     $  3,711,061     $ 14,857,549
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               JANUS ASPEN      JANUS ASPEN                                        JANUS ASPEN      JANUS ASPEN
                                WORLDWIDE         CAPITAL        JANUS ASPEN      JANUS ASPEN        FLEXIBLE      INTERNATIONAL
                                  GROWTH        APPRECIATION        GROWTH          BALANCED          INCOME           GROWTH
FOR THE PERIOD ENDED            PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
DECEMBER 31, 2001                  (IS)           (SS)(3)          (SS)(3)          (SS)(3)          (SS)(3)          (SS)(3)
---------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income
    (loss)                     $   (226,717)    $         (3)    $          -     $        214     $         21     $        (11)
  Realized gains (losses)        (9,216,515)              (1)               -               (5)               -               (1)
  Realized gain
    distributions                         -                -                -                -                -                -
  Unrealized gains (losses)       2,982,085              (78)               -               11                -              (46)
                               ------------     ------------     ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                     (6,461,147)             (82)               -              220               21              (58)
                               ------------     ------------     ------------     ------------     ------------     ------------

From capital transactions:
  Net premiums/deposits           4,005,400            1,100                -           38,056            1,100            2,700
  Death Benefits                   (181,462)               -                -                -                -                -
  Surrenders                       (302,196)               -                -                -                -                -
  Withdrawals                      (558,141)               -                -                -                -                -
  Transfers in (out of)
    subaccounts/fixed
    accounts, net - Note 1        1,162,995                -                -           13,174                -                -
                               ------------     ------------     ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS            4,126,596            1,100                -           51,230            1,100            2,700
                               ------------     ------------     ------------     ------------     ------------     ------------

Increase (decrease) in net
  assets                         (2,334,551)           1,018                -           51,450            1,121            2,642
Net assets at beginning of
  period                         23,949,469                -                -                -                -                -
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS AT END OF PERIOD    $ 21,614,918     $      1,018     $          -     $     51,450     $      1,121     $      2,642
=================================================================================================================================

FOR THE PERIOD ENDED
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income
    (loss)                     $    936,976     $          -     $          -     $          -     $          -     $          -
  Realized gains (losses)        (1,405,024)
  Unrealized gains (losses)      (4,122,362)               -                -                -                -                -
                               ------------     ------------     ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                     (4,590,410)               -                -                -                -                -
                               ------------     ------------     ------------     ------------     ------------     ------------

From capital transactions:
  Net premiums/deposits          18,551,244                -                -                -                -                -
  Death Benefits                    (66,489)               -                -                -                -                -
  Surrenders                        (70,449)               -                -                -                -                -
  Withdrawals                      (325,857)               -                -                -                -                -
  Transfers in (out of)
    subaccounts/fixed
    accounts, net - Note 1        7,717,935                -                -                -                -                -
                               ------------     ------------     ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS           25,806,384                -                -                -                -                -
                               ------------     ------------     ------------     ------------     ------------     ------------

Increase (decrease) in net
  assets                         21,215,974                -                -                -                -                -
Net assets at beginning of
  period                          2,733,495                -                -                -                -                -
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS AT END OF PERIOD    $ 23,949,469     $          -     $          -     $          -     $          -     $          -
=================================================================================================================================

(3) Inception date May 1, 2001.

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               JANUS ASPEN                                          AMERICAN                         TEMPLETON
                                WORLDWIDE         ALLIANCE         ALLIANCE        CENTURY VP        AMERICAN        DEVELOPING
                                  GROWTH          PREMIER         GROWTH AND        INCOME &        CENTURY VP        MARKETS
FOR THE PERIOD ENDED            PORTFOLIO          GROWTH           INCOME           GROWTH           VALUE          SECURITIES
DECEMBER 31, 2001                (SS)(4)        PORTFOLIO(5)     PORTFOLIO(5)       FUND(5)          FUND(5)          FUND(5)
---------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income
    (loss)                    $          (6)    $    (69,185)    $   (120,015)    $    (20,517)    $    (64,076)    $     (2,675)
  Realized gains (losses)                 1         (638,324)          19,611          (65,717)         183,633          (33,761)
  Realized gain
    distributions                         -          347,052          518,452                -                -                -
  Unrealized gains (losses)             326       (1,012,337)        (647,856)        (134,120)       1,007,488          (17,474)
                              -------------     ------------     ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                            321       (1,372,794)        (229,808)        (220,354)       1,127,045          (53,910)
                              -------------     ------------     ------------     ------------     ------------     ------------

From capital transactions:
  Net premiums/deposits               1,999        2,602,458        8,495,996        1,708,404        4,006,157          379,834
  Death Benefits                          -          (29,334)         (29,589)               -          (49,245)          (5,269)
  Surrenders                              -          (61,538)         (42,837)          (7,160)         (82,134)         (37,049)
  Withdrawals                             -         (150,914)        (478,613)         (64,726)        (240,646)          (2,991)
  Transfers in (out of)
    subaccounts/fixed
    accounts, net - Note 1                -        1,463,352        7,361,889          661,281        6,510,219          160,667
                              -------------     ------------     ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                1,999        3,824,024       15,306,846        2,297,799       10,144,351          495,192
                              -------------     ------------     ------------     ------------     ------------     ------------

Increase (decrease) in net
  assets                              2,320        2,451,230       15,077,038        2,077,445       11,271,396          441,282
Net assets at beginning of
  period                                  -        5,174,468        5,882,404        1,564,265        1,380,428          177,834
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS AT END OF PERIOD   $       2,320     $  7,625,698     $ 20,959,442     $  3,641,710     $ 12,651,824     $    619,116
=================================================================================================================================

FOR THE PERIOD ENDED
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income
    (loss)                    $           -     $     (7,326)    $     (5,116)    $     (5,080)    $     (3,602)    $       (818)
  Realized gains (losses)                             (5,396)             721           (8,083)           1,635              (65)
  Unrealized gains (losses)               -         (931,572)         190,651          (45,648)         108,005          (18,609)
                              -------------     ------------     ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                              -         (944,294)         186,256          (58,811)         106,038          (19,492)
                              -------------     ------------     ------------     ------------     ------------     ------------

From capital transactions:
  Net premiums/deposits                   -        4,928,332        4,461,605        1,260,671          889,726          155,023
  Death Benefits                          -           (7,872)               -                -                -                -
  Surrenders                              -          (39,372)               -                -                -                -
  Withdrawals                             -          (22,775)         (21,386)         (10,207)          (7,938)             (11)
  Transfers in (out of)
    subaccounts/fixed
    accounts, net - Note 1                -        1,260,449        1,255,929          372,612          392,602           42,314
                              -------------     ------------     ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                    -        6,118,762        5,696,148        1,623,076        1,274,390          197,326
                              -------------     ------------     ------------     ------------     ------------     ------------

Increase (decrease) in net
  assets                                  -        5,174,468        5,882,404        1,564,265        1,380,428          177,834
Net assets at beginning of
  period                                  -                -                -                -                -                -
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS AT END OF PERIOD   $           -     $  5,174,468     $  5,882,404     $  1,564,265     $  1,380,428     $    177,834
=================================================================================================================================

(4) Inception date May 1, 2001.

(5) Inception date February 11, 2000.

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                                       MORGAN
                                                                                                      MORGAN          STANLEY
                                                 TEMPLETON          LAZARD           LAZARD          STANLEY          EMERGING
                                                   ASSET          RETIREMENT       RETIREMENT     INTERNATIONAL       MARKETS
FOR THE PERIOD ENDED                              STRATEGY          EQUITY         SMALL CAP          MAGNUM           EQUITY
DECEMBER 31, 2001                                 FUND(6)        PORTFOLIO(6)     PORTFOLIO(6)     PORTFOLIO(6)     PORTFOLIO(6)
---------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)                  $       (610)    $    (14,924)    $    (38,851)    $     (8,094)    $     (3,885)
  Realized gains (losses)                            (35,411)          24,373           40,083          (23,655)        (106,729)
  Realized gain distributions                         81,724                -          339,456                -                -
  Unrealized gains (losses)                         (134,205)          20,880          345,373         (167,385)          95,646
                                                ------------     ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          (88,502)          30,329          686,061         (199,134)         (14,968)
                                                ------------     ------------     ------------     ------------     ------------

From capital transactions:
  Net premiums/deposits                              972,347          832,837        1,592,300          226,089          124,135
  Death Benefits                                      (6,861)               -                -                -                -
  Surrenders                                            (958)          (8,793)         (93,290)         (13,189)            (175)
  Withdrawals                                        (51,169)        (111,337)         (99,861)         (90,398)          (5,018)
  Transfers in (out of) subaccounts/fixed
    accounts, net - Note 1                           272,844          254,878        2,810,445          209,282           27,108
                                                ------------     ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL TRANSACTIONS              1,186,203          967,585        4,209,594          331,784          146,050
                                                ------------     ------------     ------------     ------------     ------------

Increase (decrease) in net assets                  1,097,701          997,914        4,895,655          132,650          131,082
Net assets at beginning of period                    150,438          887,660        1,041,856          883,791          212,559
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS AT END OF PERIOD                     $  1,248,139     $  1,885,574     $  5,937,511     $  1,016,441     $    343,641
=================================================================================================================================

FOR THE PERIOD ENDED
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------

From operations:
  Net investment income (loss)                  $       (742)    $     87,895     $     15,787     $     16,165     $     27,667
  Realized gains (losses)                               (510)            (369)           1,395             (960)          (7,366)
  Unrealized gains (losses)                            3,274          (93,732)          38,560          (13,256)         (96,037)
                                                ------------     ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                            2,022           (6,206)          55,742            1,949          (75,736)
                                                ------------     ------------     ------------     ------------     ------------

From capital transactions:
  Net premiums/deposits                              121,303          589,773          779,507          539,412          238,076
  Death Benefits                                           -                -                -                -                -
  Surrenders                                               -                -           (2,780)               -           (1,664)
  Withdrawals                                           (148)          (6,170)          (7,708)          (6,963)          (2,065)
  Transfers in (out of) subaccounts/fixed
    accounts, net - Note 1                            27,261          310,263          217,095          349,393           53,948
                                                ------------     ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL TRANSACTIONS                148,416          893,866          986,114          881,842          288,295
                                                ------------     ------------     ------------     ------------     ------------

Increase (decrease) in net assets                    150,438          887,660        1,041,856          883,791          212,559
Net assets at beginning of period                          -                -                -                -                -
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS AT END OF PERIOD                     $    150,438     $    887,660     $  1,041,856     $    883,791     $    212,559
=================================================================================================================================

(6) Inception date February 11, 2000.

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001

NOTE 1. ORGANIZATION

     Valley Forge Life Insurance Company Variable Annuity Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 3, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly owned by CNA Financial Corporation ("CNAF"). Loews Corporation owned approximately 89% of the outstanding common stock of CNAF at December 31, 2001.

     VFL sells a wide range of life insurance products, including the Capital Select Variable Annuity Contract, the Capital Select Plus Variable Annuity Contract and the Capital AAdvantage Variable Annuity Contract (collectively, the "Contracts"). Under the terms of the Contracts, contractholders select where the net purchase payments of the Contracts are invested. The contractholder may choose to invest in either the Variable Account, Fixed Account I or Fixed Account II collectively, the ("Fixed Accounts") or both the Variable Account and the Fixed Accounts.

     The Variable Account currently offers 41 subaccounts each of which invests in shares of corresponding funds ("Funds"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

              INVESTMENT ADVISOR:                               INVESTMENT ADVISOR:
                FUND/SUBACCOUNT                                   FUND/SUBACCOUNT
------------------------------------------------  ------------------------------------------------
FEDERATED INVESTMENT MANAGEMENT
COMPANY:                                          JANUS CAPITAL CORPORATION:*
  Federated Prime Money Fund II                     Janus Aspen Series Capital Appreciation
  Federated Utility Fund II                       Portfolio
  Federated High Income Bond Fund II                Janus Aspen Series Growth Portfolio
                                                    Janus Aspen Series Balanced Portfolio
FIDELITY MANAGEMENT & RESEARCH COMPANY:             Janus Aspen Series Flexible Income Portfolio
  Fidelity Variable Insurance Products Fund         Janus Aspen Series International Growth
Equity-                                           Portfolio
    Income Portfolio ("Fidelity Equity-Income       Janus Aspen Series Worldwide Growth Portfolio
    Portfolio")
  Fidelity Variable Insurance Products Fund II    ALLIANCE CAPITAL MANAGEMENT, L.P.:
Asset                                               Alliance Premier Growth Portfolio
    Manager Portfolio ("Fidelity Asset Manager      Alliance Growth and Income Portfolio
    Portfolio")
  Fidelity Variable Insurance Products Fund II    AMERICAN CENTURY INVESTMENT
Index                                             MANAGEMENT, INC:
    500 Portfolio ("Fidelity Index 500              American Century VP Income & Growth Fund
Portfolio")                                         American Century VP Value Fund
  Fidelity Variable Insurance Products Fund II
    Contrafund Portfolio ("Fidelity Contrafund    ARNOLD AND S. BLEICHROEDER ADVISERS,
    Portfolio")                                   INC.:
                                                    First Eagle SoGen Overseas Variable Fund
FRED ALGER MANAGEMENT, INC.:
  Alger American Small Capitalization Portfolio
  Alger American Growth Portfolio
  Alger American MidCap Growth Portfolio
  Alger American Leveraged AllCap Portfolio

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                               DECEMBER 31, 2001

NOTE 1. CONTINUED:


              INVESTMENT ADVISOR:                               INVESTMENT ADVISOR:
                FUND/SUBACCOUNT                                   FUND/SUBACCOUNT
------------------------------------------------  ------------------------------------------------
                                                  TEMPLETON ASSET MANAGEMENT, LTD.:
MFS INVESTMENT MANAGEMENT:                          Templeton Developing Markets Securities Fund
  MFS Emerging Growth Series
  MFS Research Series                             TEMPLETON INVESTMENT COUNSEL, INC.:
  MFS Investors Trust Series                        Templeton Asset Strategy Fund
    (formerly known as MFS Growth with Income
    Series)                                       LAZARD ASSET MANAGEMENT:
  MFS Limited Maturity Series                       Lazard Retirement Equity Portfolio
    Closed to new investments)                      Lazard Retirement Small Cap Portfolio
  MFS Total Return Series
                                                  MORGAN STANLEY ASSET MANAGEMENT:
VAN ECK ASSOCIATES CORPORATION:                     Morgan Stanley International Magnum Portfolio
  Van Eck Worldwide Hard Assets Fund                Morgan Stanley Emerging Markets Equity
  Van Eck Worldwide Emerging Markets Fund         Portfolio

* The Janus Aspen Series includes both institutional shares (IS) and service shares (SS).

     The Fixed Account I is part of the General Account that offers a guaranteed uniform interest rate. The Fixed Account II, which is segregated from the General Account, offers various interest rates and time periods. The Fixed Accounts have not been registered under the Securities Act of 1933 nor have the Fixed Accounts been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Accounts.

     The assets of the Variable Account are segregated from VFL's general account and other separate accounts. The contractholder (before the maturity date, while the contractholder is still living or the policy is in force), may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Accounts, or transfer all or part of amounts in the Fixed Accounts to any subaccount(s).

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS-Investments in the Variable Account consist of shares of the Funds and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Changes in the difference between fair value and cost are reflected as net unrealized gains (losses) in the accompanying financial statements. Transactions are recorded on a trade date basis.

     INVESTMENT INCOME-Income from dividends and gains from realized gain distributions are recorded on the distribution date.

     REALIZED INVESTMENT GAINS AND LOSSES-Realized investment gains and losses represent the difference between the proceeds from sales of shares of the Funds held by the Variable Account and the cost of such shares, which are determined using the first-in first-out cost method.

     FEDERAL INCOME TAXES-Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements. VFL will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

     USE OF ESTIMATES-The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                               DECEMBER 31, 2001

NOTE 3. PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of investments for the period ended December 31, 2001, were as follows:

                                                               PURCHASES        SALES
                                                              ------------   ------------
Federated Prime Money Fund II                                 $196,901,669   $192,936,451
Federated Utility Fund II                                        2,472,842        925,250
Federated High Income Bond Fund II                               5,991,954      2,461,925
Fidelity Equity-Income Portfolio                                22,283,338     13,099,667
Fidelity Asset Manager Portfolio                                 2,609,916      1,373,577
Fidelity Index 500 Portfolio                                    31,361,900     18,861,709
Fidelity Contrafund Portfolio                                    7,902,918      7,425,632
Alger American Small Capitalization Portfolio                    3,847,176      1,939,050
Alger American Growth Portfolio                                  7,841,724      5,688,562
Alger American MidCap Growth Portfolio                          10,315,594      3,978,379
Alger American Leveraged AllCap Portfolio                        4,009,950      1,275,664
MFS Emerging Growth Series                                       8,920,875      3,149,556
MFS Research Series                                             16,886,829     13,113,084
MFS Investors Trust Series                                       3,487,997      1,233,817
MFS Limited Maturity Series                                         11,191         26,683
MFS Total Return Series                                         25,092,795     13,422,407
First Eagle SoGen Overseas Variable Fund                         7,592,271      5,185,965
Van Eck Worldwide Hard Assets Fund                                 461,558        222,174
Van Eck Worldwide Emerging Markets Fund                            281,674        316,550
Janus Aspen Series Capital Appreciation Portfolio (IS)          14,635,145      8,353,569
Janus Aspen Series Growth Portfolio (IS)                        13,309,146      9,116,857
Janus Aspen Series Balanced Portfolio (IS)                      12,685,202      1,502,249
Janus Aspen Series Flexible Income Portfolio (IS)                9,337,071      1,213,290
Janus Aspen Series International Growth Portfolio (IS)          35,103,483     32,871,090
Janus Aspen Series Worldwide Growth Portfolio (IS)              35,682,714     31,897,556
Janus Aspen Series Capital Appreciation Portfolio (SS)               1,100              6
Janus Aspen Series Growth Portfolio (SS)                                 -              -
Janus Aspen Series Balanced Portfolio (SS)                          51,176            171
Janus Aspen Series Flexible Income Portfolio (SS)                    1,100              7
Janus Aspen Series International Growth Portfolio (SS)               2,699             14
Janus Aspen Series Worldwide Growth Portfolio (SS)                   2,000              8
Alliance Premier Growth Portfolio                                4,802,856      1,075,016
Alliance Growth and Income Portfolio                            15,970,993        850,588
American Century VP Income & Growth Fund                         2,550,481        289,129
American Century VP Value Fund                                  14,604,213      4,557,430
Templeton Developing Markets Securities Fund                       622,547        134,163
Templeton Asset Strategy Fund                                    1,390,322        216,138
Lazard Retirement Equity Portfolio                               4,040,873      3,099,139
Lazard Retirement Small Cap Portfolio                            4,585,884        419,041
Morgan Stanley International Magnum Portfolio                      439,969        121,045
Morgan Stanley Emerging Markets Equity Portfolio                   271,216        129,052
                                                              ------------   ------------
                                                              $528,364,361   $382,481,660
                                                              ============   ============

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                               DECEMBER 31, 2001

NOTE 4. CHARGES AND DEDUCTIONS

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the Contracts. The daily charge is equal to an annual rate of 1.25% of the net assets of the subaccount.

     An annual administration fee of $30 is also deducted from the subaccounts on each Contract if the Contract value is below $50,000. This fee is to reimburse VFL for a portion of the administrative expenses related to such Contracts.

     VFL deducts a daily administration charge from the assets of the subaccounts on each Contract to compensate it for a portion of the expenses it incurs in administering the contracts. The daily charge is equal to an annual rate of 0.15% of the net assets of the subaccounts.

     VFL permits 12 free transfers among and between the subaccounts within the Variable Account (four of which can be from the Fixed Account) per contract year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.

     If amounts equal to the purchase payments are withdrawn before the passage of five full calendar years for the Capital Select Variable Annuity Contract or seven full years for the Capital Select Plus Variable Annuity Contract and the Capital AAdvantage Variable Annuity Contract from the date of receipt of the purchase payments or if annuity payments are elected to be received during the first full five calendar years for the Capital Select Variable Annuity Contract or seven full years for the Capital Select Plus Variable Annuity Contract and the Capital AAdvantage Variable Annuity Contract from the date of receipt of the purchase payment, a surrender charge is assessed. This surrender charge is assessed by and payable to VFL and ranges from 3% to 7% depending on the number of calendar years that have elapsed at the time the purchase payments are either withdrawn or surrendered.

NOTE 5. CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding for the periods ended December 31, 2001 and 2000, were as follows:

                                                               2001                                        2000
                                              --------------------------------------     ----------------------------------------
                                                                             NET                                          NET
                                                UNITS        UNITS         INCREASE        UNITS          UNITS         INCREASE
                                                ISSUED      REDEEMED      (DECREASE)       ISSUED        REDEEMED      (DECREASE)
                                              ----------   ----------     ----------     ----------     ----------     ----------
Federated Prime Money Fund II                 19,808,149   19,389,917       418,232      12,959,504     12,608,244        351,260
Federated Utility Fund II                        241,975     106,636        135,339         295,190        90,931         204,259
Federated High Income Bond Fund II               649,683     301,911        347,772         319,442       132,506         186,936
Fidelity Equity - Income Portfolio             1,633,455   1,016,648        616,807         461,649       145,974         315,675
Fidelity Asset Manager Portfolio                 243,966     138,884        105,082         335,749       118,311         217,438
Fidelity Index 500 Portfolio                   2,415,889   1,607,604        808,285       1,819,749       390,942       1,428,807
Fidelity Contrafund Portfolio                    695,208     640,415         54,793       1,436,593       418,371       1,018,222
Alger American Small Capitalization
 Portfolio                                       506,998     295,350        211,648         812,750       199,734         613,016
Alger American Growth Portfolio                  714,510     578,079        136,431       1,353,503       243,614       1,109,889
Alger American MidCap Growth Portfolio           814,036     456,163        357,873       1,460,271       204,931       1,255,340
Alger American Leveraged AllCap Portfolio        701,540     273,754        427,786         345,805        62,970         282,835
MFS Emerging Growth Series                       778,060     427,556        350,504         978,190       109,839         868,351
MFS Research Series                            1,294,350   1,030,127        264,223         339,091        73,790         265,301
MFS Investors Trust Series                       281,153     120,715        160,438         378,675        81,179         297,496
MFS Limited Maturity Series                          291       2,224         (1,933)         30,163       220,880        (190,717)
MFS Total Return Series                        1,759,543   1,002,327        757,216         349,878       118,442         231,436

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                               DECEMBER 31, 2001

NOTE 5. CONTINUED:

                                                               2001                                        2000
                                              --------------------------------------     ----------------------------------------
                                                                             NET                                          NET
                                                UNITS        UNITS         INCREASE        UNITS          UNITS         INCREASE
                                                ISSUED      REDEEMED      (DECREASE)       ISSUED        REDEEMED      (DECREASE)
                                              ----------   ----------     ----------     ----------     ----------     ----------
First Eagle SoGen Overseas Variable Fund         560,316     395,102        165,214         231,272        85,376         145,896
Van Eck Worldwide Hard Assets Fund                53,849      26,544         27,305          36,475        14,346          22,129
Van Eck Worldwide Emerging Markets Fund           52,895      56,729         (3,834)        159,438        31,595         127,843
Janus Aspen Series Capital Appreciation
 Portfolio (IS)                                1,914,059   1,263,676        650,383       3,526,903     1,447,092       2,079,811
Janus Aspen Series Growth Portfolio (IS)       1,775,420   1,328,988        446,432       2,848,560       885,077       1,963,483
Janus Aspen Series Balanced Portfolio (IS)     1,591,672     505,430      1,086,242       1,906,299       169,818       1,736,481
Janus Aspen Series Flexible Income Portfolio
 (IS)                                            978,534     238,860        739,674         375,130        48,178         326,952
Janus Aspen Series International Growth
 Portfolio (IS)                                3,296,004   3,071,861        224,143       2,936,498     1,865,360       1,071,138
Janus Aspen Series Worldwide Growth
 Portfolio (IS)                                3,983,490   3,610,717        372,773       2,661,137       845,008       1,816,129
Janus Aspen Series Capital Appreciation
 Portfolio (SS)                                      114           -            114               -             -               -
Janus Aspen Series Growth Portfolio (SS)               -           -              -               -             -               -
Janus Aspen Series Balanced Portfolio (SS)         5,271           -          5,271               -             -               -
Janus Aspen Series Flexible Income Portfolio
 (SS)                                                109           -            109               -             -               -
Janus Aspen Series International Growth
 Portfolio (SS)                                      293           -            293               -             -               -
Janus Aspen Series Worldwide Growth
 Portfolio (SS)                                      261           -            261               -             -               -
Alliance Premier Growth Portfolio                736,168     245,226        490,942         619,074        20,960         598,114
Alliance Growth and Income Portfolio           1,443,582     205,977      1,237,605         475,671         3,015         472,656
American Century VP Income & Growth Fund         295,190      39,813        255,377         164,833         2,816         162,017
American Century VP Value Fund                 1,160,686     425,805        734,881         101,722           787         100,935
Templeton Developing Markets Securities Fund      91,646      22,066         69,580          25,743         1,257          24,486
Templeton Asset Strategy Fund                    141,614      16,786        124,828          14,976            15          14,961
Lazard Retirement Equity Portfolio               386,925     280,719        106,206          80,390           552          79,838
Lazard Retirement Small Cap Portfolio            408,842      66,306        342,536          88,631         1,361          87,270
Morgan Stanley International Magnum
 Portfolio                                        57,306      14,606         42,700          96,695           811          95,884
Morgan Stanley Emerging Markets Equity
 Portfolio                                        55,051      27,508         27,543          37,841         1,291          36,550
                                              ----------   ----------     ----------     ----------     ----------     ----------
                                              51,528,102   39,231,029     12,297,073     40,063,490     20,645,373     19,418,117
                                              ==========   ==========     ==========     ==========     ==========     ==========

NOTE 6. UNIT VALUES

     A summary of unit values and net assets for the variable annuity contracts, the investment income ratio, expense ratio, and total return, excluding expenses of the underlying Funds, for the period ended December 31, 2001, follows:

                                                                 NET ASSETS
                                                              ----------------   INVESTMENT
                                                               UNIT                INCOME     EXPENSE   TOTAL
DECEMBER 31, 2001                                             VALUE    (000S)      RATIO      RATIO*    RETURN
-----------------                                             ------   -------   ----------   -------   ------
Federated Prime Money Fund II                                 $11.46   $39,499      3.53%      1.40%      1.10%
Federated Utility Fund II                                      11.25     6,318      3.30%      1.40%    -14.93%
Federated High Income Bond Fund II                             10.60     9,824      9.32%      1.40%     -0.04%
Fidelity Equity - Income Portfolio                             15.28    21,971      1.35%      1.40%     -6.29%
Fidelity Asset Manager Portfolio                               13.67     9,715      3.89%      1.40%     -5.44%
Fidelity Index 500 Portfolio                                   16.00    54,124      1.09%      1.40%    -13.34%
Fidelity Contrafund Portfolio                                  16.17    26,570       .84%      1.40%    -13.48%
Alger American Small Capitalization Portfolio                   8.95     9,274       .05%      1.40%    -30.51%
Alger American Growth Portfolio                                17.85    35,922       .24%      1.40%    -13.06%
Alger American MidCap Growth Portfolio                         19.40    34,915         -       1.40%     -7.84%

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                               DECEMBER 31, 2001

NOTE 6. CONTINUED:

                                                                 NET ASSETS
                                                              ----------------   INVESTMENT
                                                               UNIT                INCOME     EXPENSE   TOTAL
DECEMBER 31, 2001                                             VALUE    (000S)      RATIO      RATIO*    RETURN
-----------------                                             ------   -------   ----------   -------   ------
Alger American Leveraged AllCap Portfolio                       6.28     4,404         -       1.40%    -17.11%
MFS Emerging Growth Series                                     14.40    22,984         -       1.40%    -34.42%
MFS Research Series                                            13.29    10,415       .01%      1.40%    -22.36%
MFS Investors Trust Series                                     13.81    10,538       .51%      1.40%    -17.14%
MFS Limited Maturity Series                                        -         -         -       1.40%         -
MFS Total Return Series                                        15.70    21,247      1.73%      1.40%     -1.16%
First Eagle SoGen Overseas Variable Fund                       15.52     8,555      5.31%      1.40%      5.95%
Van Eck Worldwide Hard Assets Fund                              7.93       749       .97%      1.40%    -11.71%
Van Eck Worldwide Emerging Markets Fund                         6.43     1,407         -       1.40%     -3.19%
Janus Aspen Series Capital Appreciation Portfolio (IS)          8.81    28,954      1.28%      1.40%    -22.78%
Janus Aspen Series Growth Portfolio (IS)                        7.88    20,658       .07%      1.40%    -25.79%
Janus Aspen Series Balanced Portfolio (IS)                     10.52    32,633      2.88%      1.40%     -6.01%
Janus Aspen Series Flexible Income Portfolio (IS)              11.36    12,307      7.04%      1.40%      6.22%
Janus Aspen Series International Growth Portfolio (IS)         10.09    13,449      1.03%      1.40%    -24.32%
Janus Aspen Series Worldwide Growth Portfolio (IS)              9.20    21,615       .49%      1.40%    -23.53%
Janus Aspen Series Capital Appreciation Portfolio (SS)          8.94         1       .20%      1.40%     -9.59%
Janus Aspen Series Growth Portfolio (SS)                        8.51         -         -       1.40%    -14.55%
Janus Aspen Series Balanced Portfolio (SS)                      9.76        51      1.15%      1.40%     -2.06%
Janus Aspen Series Flexible Income Portfolio (SS)              10.27         1      2.40%      1.40%      3.16%
Janus Aspen Series International Growth Portfolio (SS)          9.01         3       .17%      1.40%     -9.30%
Janus Aspen Series Worldwide Growth Portfolio (SS)              8.90         2       .09%      1.40%    -10.35%
Alliance Premier Growth Portfolio                               7.05     7,626       .40%      1.40%    -18.56%
Alliance Growth and Income Portfolio                           12.29    20,959       .51%      1.40%     -1.26%
American Century VP Income & Growth Fund                        8.72     3,642       .62%      1.40%     -9.64%
American Century VP Value Fund                                 15.21    12,652       .50%      1.40%     11.24%
Templeton Developing Markets Securities Fund                    6.58       619       .88%      1.40%     -9.38%
Templeton Asset Strategy Fund                                   8.93     1,248      1.34%      1.40%    -11.21%
Lazard Retirement Equity Portfolio                             10.14     1,886       .63%      1.40%     -8.77%
Lazard Retirement Small Cap Portfolio                          13.96     5,937       .13%      1.40%     16.96%
Morgan Stanley International Magnum Portfolio                   7.33     1,016       .53%      1.40%    -20.43%
Morgan Stanley Emerging Markets Equity Portfolio                5.36       344         -       1.40%     -7.81%

* For the period ended December 31, 2001 excluding the effect of the expenses of the underlying Fund, charges made directly to contractholder accounts through the redemption of units.

NOTE 7. DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), a variable annuity contract will not be treated as an annuity contract under Section 72 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds that the Variable Account participates in, that the Funds satisfy the diversification requirements of the Code.

                          INDEPENDENT AUDITORS' REPORT
The Board of Directors and Stockholder
Valley Forge Life Insurance Company

     We have audited the accompanying balance sheets of Valley Forge Life Insurance Company (a wholly-owned subsidiary of Continental Assurance Company, which is a wholly-owned subsidiary of Continental Casualty Company, a wholly-owned subsidiary of CNA Financial Corporation, an affiliate of Loews Corporation) as of December 31, 2001 and 2000, and the related statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. Our audits also included Schedule
III -- Supplementary Insurance Information and Schedule V -- Valuation and Qualifying Accounts and Reserves. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of Valley Forge Life Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

Chicago, Illinois
March 27, 2002

                      VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31,                                         2001       2000       1999
-----------------------                                       --------   --------   --------
(IN THOUSANDS OF DOLLARS)
REVENUES:
  Net earned premiums.......................................  $ 43,124   $250,519   $310,719
  Net investment income.....................................    49,320     46,665     39,148
  Realized investment gains (losses)........................    11,909     (5,289)   (19,081)
  Other revenues............................................     6,895     10,173      4,968
                                                              --------   --------   --------
       Total revenues.......................................   111,248    302,068    335,754
                                                              --------   --------   --------
CLAIMS, BENEFITS AND EXPENSES:
  Insurance claims and policyholders' benefits..............    63,185    235,910    291,970
  Amortization of deferred acquisition costs................    13,367     14,428     13,942
  Restructuring and other related charges...................     5,122         --         --
  Other operating expenses..................................    13,693     24,511     27,387
  Net renewal commissions and expense allowances............   (14,895)    (3,519)    (3,647)
                                                              --------   --------   --------
       Total claims, benefits and expenses..................    80,472    271,330    329,652
                                                              --------   --------   --------
     Income before income tax expense and cumulative effect
       of change in accounting principle....................    30,776     30,738      6,102
Income tax expense..........................................    10,906     10,814      2,087
                                                              --------   --------   --------
     Income before cumulative effect of change in accounting
       principle............................................    19,870     19,924      4,015
Cumulative effect of change in accounting principle, net of
  tax.......................................................        --         --       (234)
                                                              --------   --------   --------
       NET INCOME...........................................  $ 19,870   $ 19,924   $  3,781
                                                              ========   ========   ========

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                                 BALANCE SHEETS

DECEMBER 31,                                                     2001         2000
------------                                                  ----------   ----------
(IN THOUSANDS OF DOLLARS, EXCEPT SHARE DATA)
ASSETS
  Investments:
     Fixed maturity securities available-for-sale (amortized
      cost: $616,117 and $556,302)..........................  $  611,616   $  557,866
     Equity securities available-for-sale (cost: $14,187 and
      $9,994)...............................................      15,056       10,215
     Policy loans...........................................     100,344       98,178
     Other invested assets..................................         156           87
     Short-term investments.................................      25,162       62,429
                                                              ----------   ----------
       TOTAL INVESTMENTS....................................     752,334      728,775
  Cash......................................................       2,431        9,319
  Receivables:
     Reinsurance ($2,137,565 and $2,128,409 from
      Assurance)............................................   3,017,171    2,770,755
     Premium and other......................................      45,376       67,163
     Allowance for doubtful accounts........................        (146)         (28)
  Deferred acquisition costs................................     121,311      126,352
  Accrued investment income.................................      11,950       12,551
  Receivables for securities sold...........................       4,212           --
  Other assets..............................................       1,978        6,280
  Separate Account business.................................     637,233      532,017
                                                              ----------   ----------
       TOTAL ASSETS.........................................  $4,593,850   $4,253,184
                                                              ==========   ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Insurance reserves:
     Future policy benefits.................................  $3,254,161   $3,038,477
     Claims and claim expense...............................     132,803      110,418
     Policyholders' funds...................................      30,377       40,338
  Payables for securities purchased.........................       4,316           --
  Federal income taxes payable (to Assurance)...............      27,540        9,536
  Deferred income taxes.....................................         145        9,040
  Due to affiliates.........................................      17,778       84,042
  Commissions and other payables............................     189,122      144,888
  Separate Account business.................................     637,233      532,017
                                                              ----------   ----------
       TOTAL LIABILITIES....................................  $4,293,475   $3,968,756
                                                              ----------   ----------
  Commitments and contingent liabilities (Notes 1 and 10)
  Stockholder's Equity:
     Common stock ($50 par value; Authorized 200,000 shares;
      Issued 50,000 shares).................................       2,500        2,500
     Additional paid-in capital.............................      69,150       69,150
     Retained earnings......................................     231,258      211,388
     Accumulated other comprehensive (loss) income..........      (2,533)       1,390
                                                              ----------   ----------
       TOTAL STOCKHOLDER'S EQUITY...........................     300,375      284,428
                                                              ----------   ----------
       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY...........  $4,593,850   $4,253,184
                                                              ==========   ==========

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

YEAR ENDED DECEMBER 31,                                     2001         2000         1999
-----------------------                                  -----------   ---------   -----------
(IN THOUSANDS OF DOLLARS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...........................................  $    19,870   $  19,924   $     3,781
  Adjustments to reconcile net income to net cash flows
     from operating activities:
  Cumulative effect of changes in accounting principle,
     net of tax........................................           --          --           234
  Deferred income tax provision........................       (7,186)     (1,159)        4,924
  Net realized investment (gains) losses, pre-tax......      (11,909)      5,289        19,081
  Accretion of bond discount...........................       (2,274)     (4,216)       (2,999)
  Changes in:
     Receivables, net..................................     (224,511)   (318,672)     (300,832)
     Deferred acquisition costs........................        4,214     (14,240)      (13,866)
     Accrued investment income.........................          601      (1,485)       (3,345)
     Due to affiliates.................................      (66,264)     64,985       (10,489)
     Federal income taxes payable and recoverable......       18,004      13,852       (10,784)
     Insurance reserves................................      227,194     258,827       350,467
     Commissions and other payables and other..........       49,249      45,175        25,408
     Transfer of Federal Employee Health Benefits
       Plan............................................           --       6,622            --
     Transfer of Life Re business......................           --      (4,134)           --
                                                         -----------   ---------   -----------
       Total adjustments...............................      (12,882)     50,844        57,799
                                                         -----------   ---------   -----------
       NET CASH FLOWS FROM OPERATING ACTIVITIES........        6,988      70,768        61,580
                                                         -----------   ---------   -----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Purchases of fixed maturity securities...............   (1,077,134)   (695,586)   (1,512,848)
  Proceeds from fixed maturity securities:
     Sales.............................................      692,727     618,202     1,339,905
     Maturities, calls and redemptions.................      337,292      65,727        58,263
  Purchases of equity securities.......................       (4,193)     (9,994)           --
  Proceeds from sale of equity securities..............           --          --         2,647
  Change in short-term investments.....................       38,753     (34,527)       59,455
  Change in policy loans...............................       (2,165)     (4,603)      (19,424)
  Change in other invested assets......................          (69)       (115)          205
                                                         -----------   ---------   -----------
       NET CASH FLOWS USED IN INVESTING ACTIVITIES.....      (14,789)    (60,896)      (71,797)
                                                         -----------   ---------   -----------
CASH FLOWS FROM FINANCING ACTIVITIES
  Receipts for investment contracts credited to
     policyholder accounts.............................       24,479      25,368        24,961
  Return of policyholder account balances on investment
     contracts.........................................      (23,566)    (29,450)      (14,965)
                                                         -----------   ---------   -----------
       NET CASH FLOWS FROM (USED IN) FINANCING
          ACTIVITIES...................................          913      (4,082)        9,996
                                                         -----------   ---------   -----------
       NET CASH FLOWS..................................       (6,888)      5,790          (221)
Cash at beginning of period............................        9,319       3,529         3,750
                                                         -----------   ---------   -----------
CASH AT END OF PERIOD..................................  $     2,431   $   9,319   $     3,529
                                                         ===========   =========   ===========
Supplemental disclosures of cash flow information:
       Federal income taxes (refunded) or paid.........  $        --   $  (1,924)  $     8,260
       Interest paid...................................  $         1   $      --   $        --
                                                         ===========   =========   ===========

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                       STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                 ACCUMULATED
                                        ADDITIONAL                                  OTHER           TOTAL
                               COMMON    PAID-IN     COMPREHENSIVE   RETAINED   COMPREHENSIVE   STOCKHOLDER'S
                               STOCK     CAPITAL     INCOME (LOSS)   EARNINGS   INCOME (LOSS)      EQUITY
(IN THOUSANDS OF DOLLARS)      ------   ----------   -------------   --------   -------------   -------------
BALANCE, JANUARY 1, 1999.....  $2,500    $69,150                     $187,683     $  4,487        $263,820
Comprehensive income (loss):
  Net income.................     --          --       $  3,781         3,781           --           3,781
  Other comprehensive loss...     --          --        (15,447)           --      (15,447)        (15,447)
                                                       --------
Total comprehensive loss.....                          $(11,666)
                                                       ========
BALANCE, DECEMBER 31, 1999...  2,500      69,150                      191,464      (10,960)        252,154
Comprehensive income:
  Net income.................     --          --       $ 19,924        19,924           --          19,924
  Other comprehensive
     income..................     --          --         12,350            --       12,350          12,350
                                                       --------
Total comprehensive income...                          $ 32,274
                                                       ========
BALANCE, DECEMBER 31, 2000...  2,500      69,150                      211,388        1,390         284,428
Comprehensive income:
  Net income.................     --          --       $ 19,870        19,870           --          19,870
  Other comprehensive loss...     --          --         (3,923)           --       (3,923)         (3,923)
                                                       --------
Total comprehensive income...                          $ 15,947
                                                       ========
BALANCE, DECEMBER 31, 2001...  $2,500    $69,150                     $231,258     $ (2,533)       $300,375
                               ======    =======                     ========     ========        ========

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES

  BASIS OF PRESENTATION

     Valley Forge Life Insurance Company (VFL) is a wholly-owned subsidiary of Continental Assurance Company (Assurance). Assurance is a wholly-owned subsidiary of Continental Casualty Company (Casualty) which is wholly owned by CNA Financial Corporation (CNAF). As of December 31, 2001, Loews Corporation owned approximately 89% of the outstanding common stock of CNAF.

     VFL sells a variety of individual and group insurance products. The individual insurance products consist primarily of term and universal life insurance policies and individual annuities. Group insurance products primarily include pension products along with life insurance and accident and health insurance. VFL also markets a portfolio of variable Separate Account products, consisting primarily of annuity and universal life products. These products offer contractholders the option of allocating payments to one or more variable Separate Accounts or to a guaranteed income account or both. Cash receipts and deposits received for the variable Separate Accounts are invested in investment portfolios, as allocated by the contractholders, where the investment risk is borne by the contractholder. Cash receipts and deposits received for these products that are allocated to the guaranteed income account earn a minimum guaranteed rate of interest for a specified period of time. In December 2001, VFL and Assurance announced their intention to discontinue the Variable Life and Annuity business.

     The operations and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to its parent, Assurance. This ceded business is then pooled with the business of Assurance, which excludes Assurance's participating contracts and Separate Account business, and 10% of the combined pool is assumed by VFL.

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Certain amounts applicable to prior years have been reclassified to conform to current year presentation.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  INSURANCE

     Earned premium revenue -- Revenues on interest sensitive type contracts are comprised of contract charges and fees, which are recognized over the coverage period. Accident and health insurance premiums are earned ratably over the duration of the policies after provision for deductions for ceded insurance.

     Premiums for other life insurance products and annuities are recognized as revenue when due, after deductions for ceded insurance.

     Claim and claim adjustment expense reserves -- Claim and claim adjustment expense reserves represent management's estimates of ultimate liabilities based on currently available facts and case law. The ultimate liability may vary significantly from such estimates. VFL regularly reviews its reserves, and any adjustments to the previously established reserves are recognized in operating income in the period that the need for such adjustments becomes apparent.

     Future policy benefits reserves -- Reserves for traditional life insurance products (whole and term life products) and long-term care products are computed using the net level premium method, which incorporates actuarial assumptions as to interest rates, mortality, morbidity, withdrawals and expenses. Actuarial

                      VALLEY FORGE LIFE INSURANCE COMPANY
assumptions generally vary by plan, age at issue and policy duration, and include a margin for adverse deviation. Interest rates range from 3% to 9% and mortality, morbidity and withdrawal assumptions are based on VFL and industry experience prevailing at the time of issue. Expense assumptions include the estimated effects of inflation and expenses to be incurred beyond the premium paying period. Reserves for universal life-type (interest sensitive) contracts are equal to the account balances that accrue to the benefit of the contractholders. Interest crediting rates ranged from 4.30% to 6.50% for the three years ended December 31, 2001.

     Guarantee fund and other insurance related assessments -- In the first quarter of 1999, VFL adopted Statement of Position No. 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments (SOP 97-3). SOP 97-3 requires that insurance companies recognize liabilities for guaranty fund and other insurance-related assessments when an assessment is probable, when it can be reasonably estimated and when the event obligating the entity to pay an imposed probable assessment has occurred on or before the date of the financial statements. Adoption of SOP 97-3 resulted in an after-tax charge of $234 thousand as a cumulative effect of a change in accounting principle in 1999. The liabilities for guaranty funds and other insurance-related assessment liabilities are not discounted or recorded net of premium taxes and are included as part of other liabilities in the balance sheets.

     Reinsurance -- Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and reported as a receivable in the balance sheets. An estimated allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience and current economic conditions. Reinsurance contracts that do not meet the criteria for risk transfer are recorded using the deposit method of accounting, which requires that premium paid by the ceding company or assuming company be accounted for as a deposit asset or liability.

     Deferred acquisition costs (DAC) -- Life insurance business acquisition costs are deferred and amortized based on assumptions consistent with those used for computing future policy benefits reserves. Such costs include commissions, premium taxes and certain underwriting and policy issuance costs. Anticipated investment income is considered in the determination of the recoverability of deferred acquisition costs. Deferred acquisition costs on traditional life business are amortized over the assumed premium paying periods. The amortization of deferred acquisition costs for interest sensitive and annuity contracts are matched to the recognition of gross profits on these contracts. To the extent that unrealized gains or losses on available-for-sale securities would result in an adjustment of deferred policy acquisition costs had they actually been realized, an adjustment is recorded to deferred acquisition costs and to unrealized investment gains or losses.

     The excess of first-year commissions over renewal commissions and other first-year costs of acquiring life insurance business, such as agency and policy issuance expenses, which vary with and are related primarily to the production of new and renewal business, have been deferred and are amortized with interest over the expected life of the related contracts. As an offset to this, the excess of first-year expense allowances over renewal expense allowances, which also vary with and are related primarily to the production of new and renewal business, have been amortized with interest over the expected life of the related contracts.

     Acquisition costs related to non-participating traditional life insurance and accident and health insurance are amortized over the premium-paying period of the related policies using assumptions consistent with those used for computing future policy benefit reserves for such contracts. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     For universal life and cash value annuity contracts, the amortization of deferred acquisition costs is recorded in proportion to the present value of estimated gross profits. The gross profits result from actual

                      VALLEY FORGE LIFE INSURANCE COMPANY
earned interest minus actual credited interest, actual costs of insurance (mortality) charges minus expected mortality, actual expense charges minus maintenance expenses and surrender charges. Amortization interest rates are based on rates in effect at the inception or acquisition of the contracts. Actual gross profits can vary from the VFL's estimates resulting in increases or decreases in the rate of amortization. When appropriate, the Company revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a charge or credit to current operations. To the extent that unrealized gains or losses on available-for-sale securities would result in an adjustment of deferred policy acquisition costs had they actually been realized, an adjustment is recorded to deferred acquisition costs and to unrealized investment gains or losses.

     Acquisition costs deferred are recorded net of ceding commissions in the Balance Sheets. The Company periodically evaluates deferred acquisition costs for recoverability; adjustments, if necessary, are recorded in current operations.

  INVESTMENTS

     Investment securities are exposed to various risks, such as interest rate, market and credit. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is possible that changes in risks in the near term would materially affect the amounts reported in the Balance Sheets and Statements of Operations.

     Valuation of investments -- VFL classifies its fixed maturity securities (bonds and redeemable preferred stocks) and its equity securities as available-for-sale, and as such, they are carried at fair value. The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, and such adjustments are included in net investment income. Changes in fair value are reported as a component of other comprehensive income. Investments are written down to estimated fair value and losses are recognized in income when a decline is determined to be other than temporary.

     Policy loans are carried at unpaid balances. Short-term investments are carried at amortized cost, which approximates market value. VFL has no investments in real estate or mortgage loans.

     Investments in derivative securities are carried at fair value at the reporting date, and changes in fair value are recognized in realized investment gains and losses. VFL's derivative investments are made up of interest rate caps and purchased options and are classified as other invested assets.

     Investment gains and losses -- All securities transactions are recorded on the trade date. Realized investment gains and losses are determined on the basis of the cost or amortized cost of the specific securities sold.

     Securities lending activities -- VFL may lend securities to unrelated parties, primarily major brokerage firms. Borrowers of these securities must deposit collateral with VFL of at least 100% of the fair value of the securities loaned if the collateral is cash or 102% of the fair value of the securities if the collateral is securities. Cash deposits from these transactions are invested in short-term investments (primarily commercial paper) and a liability is recognized for the obligation to return the collateral. VFL maintains effective control over all loaned securities and, therefore, continues to report such securities as fixed maturity securities on the balance sheet. VFL had no securities on loan at December 31, 2001 or 2000.

  SEPARATE ACCOUNT BUSINESS

     VFL writes certain variable annuity contracts and universal life policies. The supporting assets and liabilities of certain of these contracts and policies are legally segregated and reported as assets and liabilities of Separate Account business. VFL guarantees principal and a specified return to the contractholders on approximately 16.1% and 16.9% of the Separate Account assets at December 31, 2001 and 2000. Substantially

                      VALLEY FORGE LIFE INSURANCE COMPANY
all assets of the Separate Account business are carried at fair value. Separate Account liabilities are principally obligations due to contractholders and are carried at contract values. Investment income and realized capital gains and losses of the Separate Account business accrue directly to the contractholders and, therefore, are not included in VFL's statement of operations. Revenues to VFL from the Separate Account business consist of contract maintenance fees, administration fees and mortality and expense risk charges, and are included in other revenue.

  DERIVATIVE FINANCIAL INSTRUMENTS

     VFL invests in derivative financial instruments in the normal course of business primarily to reduce its exposure to market risk (principally interest rate risk, equity stock price risk and foreign currency risk). Financial instruments used for such purposes may include interest rate caps, put and call options, commitments to purchase securities, futures and forwards. VFL also uses derivatives to mitigate the risk associated with certain guaranteed annuity contracts by purchasing certain options in a notional amount equal to the original customer deposit. VFL generally does not hold or issue these instruments for trading purposes.

     An interest rate cap consists of a guarantee given by the issuer to the purchaser in exchange for the payment of a premium. This guarantee states that if interest rates rise above a specified rate, the issuer will pay to the purchaser the difference between the then current market rate and the specified rate on the notional principal amount.

     Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, to either purchase or sell a financial instrument at a specified price within a specified period of time. The option purchaser pays a premium to the option seller (writer) for the right to exercise the option. The option seller is obligated to buy (put) or sell (call) the item underlying the contract at a set price, if the option purchaser chooses to exercise.

     The fair values associated with derivative financial instruments are generally affected by interest rates, equity stock prices and foreign exchange rates. The credit exposure associated with non-performance by the counter-parties to these instruments is generally limited to the gross fair value of the asset related to the instruments recognized in the balance sheet. VFL continuously monitors credit worthiness of its counter-parties. Due to the nature of the derivative securities, VFL does not generally require collateral from its counter-parties.

     The fair value of derivatives generally represents the estimated amounts that VFL would expect to receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for substantially all of VFL's derivatives. For derivative financial instruments not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle or quoted market prices of comparable instruments.

  INCOME TAXES

     VFL accounts for income taxes under the asset and liability method. Under the asset and liability method, deferred income taxes are recognized for temporary differences between the financial statement and tax return bases of assets and liabilities. Temporary differences primarily relate to insurance reserves, deferred acquisition costs and net unrealized investment gains or losses. Future tax benefits are recognized to the extent that realization of such benefits are more likely than not.

  ACCOUNTING PRONOUNCEMENTS

     In December 1999, the Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements (SAB
101). SAB 101 summarizes the SEC Staff's view in applying GAAP to revenue recognition in financial statements. This bulletin, through its subsequent

                      VALLEY FORGE LIFE INSURANCE COMPANY
revised releases SAB No. 101A and No. 101B, was effective for registrants no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. Adoption of this bulletin, which occurred on October 1, 2000, did not have a significant impact on the results of operations or the equity of VFL.

     In September 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 140 replaces SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 125). SFAS 140 revises the standards for accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosures. The adoption of SFAS 140 did not have a significant impact on the results of operations or equity of VFL.

     Effective January 1, 2001, VFL adopted FASB Statement of Financial Accounting Standard No. 133, Accounting for Derivative Instruments and Hedging Activities and Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (collectively referred to as SFAS 133). Adoption of SFAS 133 did not have a significant impact on the equity or results of operations of VFL. VFL already carried its investment-related derivatives at fair value and the resulting changes in fair values are recognized through net income.

     Effective January 1, 2001, VFL adopted the Codification of Statutory Accounting Principles (Codification) for preparing its statutory-basis financial statements for its insurance subsidiaries. Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The states in which VFL conducts business required adoption of Codification (with certain modifications) effective January 1, 2001. The VFL's adoption of Codification, as modified, resulted in an increase in statutory capital and surplus of $2.9 million, which relates primarily to deferred tax assets, partially offset by insurance-related assessments and pension-related liabilities.

     On April 1, 2001 the Company adopted Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). EITF 99-20 establishes how a transferor that retains an interest in securitized financial assets or an enterprise that purchases a beneficial interest in securitized financial assets should account for interest income and impairment. The adoption of EITF 99-20 did not have a significant impact on the results of operations or equity of the Company.

     In June 2001, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS
141). SFAS 141 requires companies to use the purchase method of accounting for business combinations initiated after June 30, 2001 and prohibits the use of the pooling-of-interests method of accounting.

     In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 addresses accounting and reporting for the impairment or disposal of long-lived assets. This statement supercedes FASB Statement of Financial Accounting Standards No. 121, Accounting for the Impairment of Long-lived Assets and for Long-Lived Assets to be Disposed Of. The provisions of this statement are effective for VFL beginning January 1, 2002. The initial adoption of SFAS 144 will not have a significant impact on the results of operations and/or the financial position of VFL.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 2.  INVESTMENTS

     The significant components of net investment income are presented in the following table:

  NET INVESTMENT INCOME

YEAR ENDED DECEMBER 31,                                    2001      2000      1999
-----------------------                                   -------   -------   -------
(IN THOUSANDS OF DOLLARS)
Fixed maturity securities-taxable bonds.................  $40,644   $36,879   $30,851
Equity securities.......................................    1,180       227        54
Policy loans............................................    6,555     6,011     4,963
Short-term investments..................................    1,651     3,798     2,969
Other...................................................      123       271       778
                                                          -------   -------   -------
Gross investment income.................................   50,153    47,186    39,615
Investment expense......................................      833       521       467
                                                          -------   -------   -------
     NET INVESTMENT INCOME..............................  $49,320   $46,665   $39,148
                                                          =======   =======   =======

                      VALLEY FORGE LIFE INSURANCE COMPANY

     Net realized investment gains (losses) and change in unrealized appreciation (depreciation) in investments are set forth in the following table:

  NET INVESTMENT APPRECIATION (DEPRECIATION)

YEAR ENDED DECEMBER 31,                                   2001      2000       1999
-----------------------                                  -------   -------   --------
(IN THOUSANDS OF DOLLARS)
Realized investment gains (losses):
  Fixed maturity securities:
     Gross realized gains..............................  $15,501   $ 2,648   $  4,399
     Gross realized losses.............................   (3,771)   (7,350)   (25,380)
                                                         -------   -------   --------
  Net realized gains (losses) on fixed maturity
     securities........................................   11,730    (4,702)   (20,981)
  Equity securities:
     Gross realized gains..............................       36        --      1,667
  Other realized investment gains (losses).............      143      (587)       233
                                                         -------   -------   --------
                                                          11,909    (5,289)   (19,081)
Income tax (expense) benefit...........................   (4,168)    1,851      6,679
                                                         -------   -------   --------
          Net realized investment gains (losses).......    7,741    (3,438)   (12,402)
                                                         -------   -------   --------
Net change in unrealized (depreciation) appreciation in
  investments:
  Fixed maturity securities............................   (6,065)   19,496    (23,813)
  Equity securities....................................      648       171     (1,186)
  Adjustment to deferred policy acquisition costs
     related to unrealized (losses) gains and other....     (604)     (667)     1,235
                                                         -------   -------   --------
                                                          (6,021)   19,000    (23,764)
Deferred income tax benefit (expense)..................    2,098    (6,650)     8,317
                                                         -------   -------   --------
Net change in unrealized (depreciation) appreciation in
  investments..........................................   (3,923)   12,350    (15,447)
                                                         -------   -------   --------
NET REALIZED AND CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) IN INVESTMENTS........................  $ 3,818   $ 8,912   $(27,849)
                                                         =======   =======   ========

                      VALLEY FORGE LIFE INSURANCE COMPANY

 ANALYSIS OF NET UNREALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

                                          2001                          2000
                              ----------------------------   --------------------------
YEAR ENDED DECEMBER 31,        GAIN       LOSS       NET      GAIN      LOSS      NET
-----------------------       -------   --------   -------   -------   -------   ------
(IN THOUSANDS OF DOLLARS)
Fixed maturities............  $ 9,606   $(14,107)  $(4,501)  $ 9,327   $(7,763)  $1,564
Equity securities...........      869         --       869       221        --      221
Adjustment to deferred
  policy acquisition costs
  related to unrealized
  gains (losses) and
  other.....................      224     (1,165)     (941)    1,790    (1,436)     354
                              -------   --------   -------   -------   -------   ------
                              $10,699   $(15,272)   (4,573)  $11,338   $(9,199)   2,139
                              =======   ========             =======   =======
Deferred income tax benefit
  (expense).................                           960                         (749)
                                                   -------                       ------
Net unrealized investment
  (losses) gains............                       $(3,613)                      $1,390
                                                   =======                       ======

 SUMMARY OF INVESTMENTS IN FIXED MATURITY AND EQUITY SECURITIES AVAILABLE FOR
 SALE

                                              COST OR      GROSS        GROSS      ESTIMATED
                                             AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2001                              COST        GAINS        LOSSES       VALUE
-----------------                            ---------   ----------   ----------   ---------
(IN THOUSANDS OF DOLLARS)
U.S. Treasuries and obligations of
  government agencies......................  $ 23,889     $   403      $ (1,335)   $ 22,957
Asset-backed securities....................   163,703       1,372          (467)    164,608
Corporate securities.......................   290,918       5,742        (2,951)    293,709
Other debt securities......................   137,607       2,089        (9,354)    130,342
                                             --------     -------      --------    --------
  Total fixed maturities...................   616,117       9,606       (14,107)    611,616
Equity securities..........................    14,187         869            --      15,056
                                             --------     -------      --------    --------
  TOTAL....................................  $630,304     $10,475      $(14,107)   $626,672
                                             ========     =======      ========    ========

DECEMBER 31, 2000
-----------------
U.S. Treasuries and obligations of
  government agencies......................  $ 18,670     $   434      $   (431)   $ 18,673
Asset-backed securities....................   142,774       1,028          (818)    142,984
Corporate securities.......................   313,026       7,114        (4,964)    315,176
Other debt securities......................    81,832         751        (1,550)     81,033
                                             --------     -------      --------    --------
  Total fixed maturities...................   556,302       9,327        (7,763)    557,866
Equity securities..........................     9,994         221            --      10,215
                                             --------     -------      --------    --------
  TOTAL....................................  $566,296     $ 9,548      $ (7,763)   $568,081
                                             ========     =======      ========    ========

                      VALLEY FORGE LIFE INSURANCE COMPANY

 SUMMARY OF INVESTMENTS IN FIXED MATURITY SECURITIES BY CONTRACTUAL MATURITY

                                                                          ESTIMATED
                                                              AMORTIZED     FAIR
DECEMBER 31, 2001                                               COST        VALUE
-----------------                                             ---------   ---------
(IN THOUSANDS OF DOLLARS)
Due in one year or less.....................................  $     --    $     --
Due after one year through five years.......................    87,312      84,895
Due after five years through ten years......................   234,487     230,738
Due after ten years.........................................   130,614     131,374
Asset-backed securities not due at a single maturity date...   163,704     164,609
                                                              --------    --------
  TOTAL.....................................................  $616,117    $611,616
                                                              ========    ========

     Actual maturities may differ from contractual maturities because securities may be called or prepaid with or without call or prepayment penalties.

     There are no investments, other than equity securities, that did not produce income for the years ended December 31, 2001 and 2000. Except for investments in securities of the U.S. Government and its agencies, there are no investments in a single issuer that when aggregated exceed 10% of stockholder's equity at December 31, 2001.

     Securities with carrying values of $2.9 million and $2.7 million were deposited by VFL under requirements of regulatory authorities as of December 31, 2001 and 2000, respectively.

NOTE 3.  FINANCIAL INSTRUMENTS

     In the normal course of business, VFL invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative securities, including off-balance sheet financial instruments.

     Fair values are disclosed for all financial instruments, for which it is practicable to estimate that value, whether or not recognized in the balance sheets. Management attempts to obtain quoted market prices for the purpose of these disclosures. Where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. These techniques are significantly affected by management's assumptions, including discount rates and estimates of future cash flows. Potential taxes and other transaction costs have not been considered in estimating fair value. The estimates presented herein are not necessarily indicative of the amounts VFL would realize in a current market exchange.

     Non-financial instruments such as deferred acquisition costs and deferred income taxes and certain financial instruments such as insurance reserves and reinsurance receivables are excluded from the fair value disclosures. Therefore, the fair value amounts cannot be aggregated to determine the underlying economic value of VFL.

     The carrying amounts reported on the balance sheet for cash, short-term investments, accrued investment income, receivables for securities sold, payables for securities purchased and certain other assets and other liabilities approximate fair value because of the short-term nature of these items. These assets and liabilities are not listed in the following table.

     The following methods and assumptions were used by VFL in estimating the fair value amounts for financial instruments:

     The fair values of fixed maturity and equity securities were based on quoted market prices, where available. For securities not actively traded, fair values were estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     The fair values for policy loans were estimated using discounted cash flow analyses at interest rates currently offered for similar loans to borrowers with comparable credit quality. Loans with similar characteristics were aggregated for purposes of the calculations.

     Premium deposits and annuity contracts were valued based on cash surrender values and the outstanding fund balances.

     Valuation techniques to determine fair value of other invested assets and other separate account business assets consisted of discounting cash flows, obtaining quoted market prices of the investments and comparing the investments to similar instruments of the underlying assets of the investments.

     The fair values of the liabilities for variable separate account business were based on the quoted market values of the underlying assets of each variable separate account, adjusted for policyholder surrender charges. Regarding the general account products, the fair value of annuities with a surrender charge was approximated as the cash surrender value, while the fair value of other funds and annuities was assumed to equal their carrying value, as most of these are of a short-term nature.

     The carrying amount and estimated fair value of VFL's financial instrument assets and liabilities are listed below:

------------------------------------------------------------------------------------------
                                                     2001                    2000
                                             ---------------------   ---------------------
                                             CARRYING   ESTIMATED    CARRYING   ESTIMATED
DECEMBER 31,                                  AMOUNT    FAIR VALUE    AMOUNT    FAIR VALUE
------------                                 --------   ----------   --------   ----------
(IN THOUSANDS OF DOLLARS)
FINANCIAL ASSETS
General account business:
  Fixed maturity securities................  $611,617    $611,616    $557,866    $557,866
  Equity securities........................    15,056      15,056      10,215      10,215
  Policy loans.............................   100,344     100,344      98,178      90,626
  Other....................................       156         156          87          87
Separate Account business:
  Fixed maturity securities................    78,430      78,430       8,708       8,708
  Equity securities (primarily mutual
     funds)................................   533,350     533,350     443,385     443,385
  Other....................................        --          --         117         117
FINANCIAL LIABILITIES
General account business:
  Guaranteed investment contracts..........    39,714      38,123      35,073      35,073
  Other....................................        49          49         256         256
Separate Account business:
Variable separate accounts.................   641,209     587,030     518,838     480,071

                      VALLEY FORGE LIFE INSURANCE COMPANY

  DERIVATIVE FINANCIAL INSTRUMENTS

     A summary of the aggregate contractual or notional amounts, estimated fair values and recognized gains (losses) related to derivative financial instruments are as follows:

                                                 CONTRACTUAL      FAIR VALUE       RECOGNIZED
                                                  NOTIONAL     -----------------     GAINS
YEAR ENDED DECEMBER 31,                            AMOUNT      ASSET   LIABILITY    (LOSSES)
-----------------------                          -----------   -----   ---------   ----------
(IN THOUSANDS OF DOLLARS)
2001
General Account:
  Interest rate caps...........................    $50,000     $156       $--        $(147)
                                                   -------     ----       ---        -----
     TOTAL.....................................    $50,000     $156       $--        $(147)
                                                   =======     ====       ===        =====
Separate Accounts:
  Options purchased............................    $    --     $ --       $--        $ (48)
                                                   -------     ----       ---        -----
     TOTAL.....................................    $    --     $ --       $--        $ (48)
                                                   =======     ====       ===        =====
2000
General Account:
  Interest rate caps...........................    $50,000     $ 87       $--        $(268)
                                                   -------     ----       ---        -----
     TOTAL.....................................    $50,000     $ 87       $--        $(268)
                                                   =======     ====       ===        =====
Separate Accounts:
  Options purchased............................    $   295     $117       $--        $  (2)
                                                   -------     ----       ---        -----
     TOTAL.....................................    $   295     $117       $--        $  (2)
                                                   =======     ====       ===        =====

NOTE 4.  STATUTORY CAPITAL AND SURPLUS (UNAUDITED)

     Statutory capital and surplus and net income for VFL are determined in accordance with accounting practices prescribed or permitted by the Pennsylvania Insurance Department. Prescribed statutory accounting practices are set forth in a variety of publications of the National Association of Insurance Commissioners as well as state laws, regulations, and general administrative rules. VFL has no material permitted accounting practices.

YEAR ENDED DECEMBER 31,                                  2001       2000       1999
-----------------------                                --------   --------   --------
(IN THOUSANDS OF DOLLARS)
Statutory capital and surplus........................  $183,470   $166,285   $153,097
Statutory net income.................................  $ 22,384   $    456   $  8,319

     The payment of dividends by VFL to Assurance without prior approval of the Pennsylvania Insurance Department is limited to formula amounts. As of December 31, 2001, dividends of approximately $22.4 million were not subject to prior Insurance Department approval.

NOTE 5.  COMPREHENSIVE INCOME

     Comprehensive income is comprised of all changes to stockholder's equity, including net income, except those changes resulting from transactions with stockholders in their capacity as stockholders. Accumulated

                      VALLEY FORGE LIFE INSURANCE COMPANY
other comprehensive income (loss) is comprehensive income exclusive of net income. The change in the components of comprehensive income (loss) are shown in the following table:

YEAR ENDED DECEMBER 31,                                   2001      2000       1999
-----------------------                                  -------   -------   --------
(IN THOUSANDS OF DOLLARS)
Net income (loss)......................................  $19,870   $19,924   $  3,781
Other comprehensive income:
  Change in unrealized gains (losses) on general
     account investments
     Holding (losses) gains arising during the
       period..........................................   (3,930)    9,907    (20,919)
     Less: unrealized gains (losses) at beginning of
           period included in realized gains during the
           period......................................    1,487    (9,760)     4,080
                                                         -------   -------   --------
  Net change in unrealized (losses) gains on general
     account investments...............................   (5,417)   19,667    (24,999)
  Net change in unrealized (losses) gains on separate
     accounts and other................................     (604)     (667)     1,235
                                                         -------   -------   --------
  Other comprehensive (loss) income, before income
     tax...............................................   (6,021)   19,000    (23,764)
  Deferred income tax benefit (expense) related to
     other comprehensive income........................    2,098    (6,650)     8,317
                                                         -------   -------   --------
Other comprehensive (loss) income, net of tax..........   (3,923)   12,350    (15,447)
                                                         -------   -------   --------
Total comprehensive income (loss)......................  $15,947   $32,274   $(11,666)
                                                         =======   =======   ========

NOTE 6.  BENEFIT PLANS

     VFL has no employees as it has contracted with Casualty for services provided by Casualty employees. As Casualty is a wholly owned subsidiary of CNAF, all Casualty employees are covered by CNAF's Benefit Plans. CNAF's plans are discussed below.

  PENSION PLAN

     CNAF sponsors noncontributory pension plans covering full time employees age 21 or over who have completed at least one year of service. While the terms of the plans vary, benefits are generally based on years of credited service and the employees' highest sixty consecutive months of compensation. Casualty is included in the CNA Retirement Plan and VFL is allocated a share of these expenses. The net pension cost allocated to VFL was $0.3 million, $0.4 million and $1.0 million for the years ended December 31, 2001, 2000 and 1999, respectively.

     CNAF's funding policy is to make contributions in accordance with applicable government regulatory requirements. The assets of the plans are invested primarily in U.S. government securities with the balance in mortgage-backed securities, equity investments and short-term investments.

     In 2000, employees of Casualty who were employed at December 31, 1999 and remained employed at April 24, 2000 were required to make a choice regarding their continued participation in the pension plan. Employees who elected to forgo earning additional benefits in the pension plan and all employees hired by Casualty on or after January 1, 2000 receive enhanced contributions in the Savings and Capital Accumulation Plan (S-CAP) (see Savings Plan discussion below).

                      VALLEY FORGE LIFE INSURANCE COMPANY

  POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFITS

     CNAF provides certain healthcare and life insurance benefits to eligible retired employees, their covered dependents and their beneficiaries. The funding for these plans is generally to pay covered expenses as they are incurred. Net postretirement benefit cost allocated to VFL was $0.2 million, $0.2 million, and $0.3 million for the years ended December 31, 2001, 2000, and 1999, respectively.

  SAVINGS PLAN

     Casualty employees are eligible to participate in the S-CAP, which is a contributory plan that allows most employees to contribute a maximum of 13% of their eligible compensation, subject to certain limitations prescribed by the Internal Revenue Service. Casualty contributes an amount equal to 70% of the first 6% (35% of the first 6% in the first year of employment) of salary contributed by the employee. VFL is allocated a share of the S-CAP expenses incurred by Casualty.

     As noted above, during 2000 Casualty employees were required to make a choice regarding their continued participation in the pension plan. Employees who elected to forego earning additional benefits in the pension plan and all employees hired by Casualty on or after January 1, 2000 receive a company contribution of 3% or 5% of their eligible compensation, depending on their age. In addition, these employees are eligible to receive an additional discretionary contribution of up to 2% of eligible compensation and an additional company match of up to 80% of the first 6% of salary contributed by the employee. These contributions are made at the discretion of management and are contributed to participant accounts in the first quarter of the year following management's determination of the discretionary amounts. Employees fully vest in these contributions after five years of service.

     CNAF contributions allocated to and expensed by VFL for the S-CAP were $0.5 million, $0.6 million, and $0.2 million for the years ended December 31, 2001, 2000, and 1999, respectively.

NOTE 7.  INCOME TAXES

     VFL is taxed under the provisions of the Internal Revenue Code, as applicable to life insurance companies, and is included along with Assurance, its parent company, in the consolidated Federal income tax return of Loews. The Federal income tax provision of VFL is computed on a stand-alone basis, as if VFL was filing its own separate tax return.

     VFL maintains a special tax memorandum account designated as the "Shareholder's Surplus Account." Dividends from this account may be distributed to the shareholder without resulting in any additional tax. The amount in the Shareholder's Surplus Account was $232.9 million and $173.8 million at December 31, 2001 and 2000, respectively. Another tax memorandum account, defined as the "Policyholders' Surplus Account," totaled $5.4 million for the years ended December 31, 2001 and 2000. No further additions to this account are allowed. Amounts accumulated in the Policyholders' Surplus Account are subject to income tax if distributed to the stockholder. VFL has no plans for such a distribution and as a result, has not provided for such a tax.

     A reconciliation between VFL's federal income tax expense at statutory rates and the recorded income tax expense before the cumulative effect of a 1999 change in accounting principle is as follows:

YEAR ENDED DECEMBER 31,                                     2001      2000      1999
-----------------------                                    -------   -------   ------
(IN THOUSANDS OF DOLLARS)
Income taxes at statutory rates..........................  $10,772   $10,758   $2,136
Other....................................................      134        56      (49)
                                                           -------   -------   ------
INCOME TAXES AT EFFECTIVE RATES..........................  $10,906   $10,814   $2,087
                                                           =======   =======   ======

                      VALLEY FORGE LIFE INSURANCE COMPANY

     The components of income tax expense are as follows:

YEAR ENDED DECEMBER 31,                                    2001      2000      1999
-----------------------                                   -------   -------   -------
(IN THOUSANDS OF DOLLARS)
Current tax expense (benefit)...........................  $18,092   $11,973   $(2,837)
Deferred tax (benefit) expense..........................   (7,186)   (1,159)    4,924
                                                          -------   -------   -------
  TOTAL INCOME TAX EXPENSE..............................  $10,906   $10,814   $ 2,087
                                                          =======   =======   =======

     Significant components of VFL's net deferred tax liabilities as of December 31, 2001 and 2000 are shown in the table below:

DECEMBER 31,                                                    2001       2000
------------                                                  --------   --------
(IN THOUSANDS OF DOLLARS)
Insurance reserves..........................................  $ 32,721   $ 26,491
Deferred acquisition costs..................................   (47,055)   (48,730)
Investment valuation........................................     2,257      4,925
Net unrealized gains (losses)...............................       960       (749)
Annuity deposits and other..................................     1,170      1,170
Life Re sale................................................     6,130      6,130
Other, net..................................................     3,672      1,723
                                                              --------   --------
  NET DEFERRED TAX LIABILITIES..............................  $   (145)  $ (9,040)
                                                              ========   ========

     At December 31, 2001, gross deferred tax assets and liabilities amounted to $49.6 million and $49.7 million, respectively. Gross deferred tax assets and liabilities, at December 31, 2000, amounted to $42.0 million and $51.0 million, respectively.

NOTE 8.  REINSURANCE

     In addition to the Reinsurance Pooling Agreement with Assurance, described in Note 1, VFL also assumes and cedes insurance with other insurers and reinsurers and members of various reinsurance pools and associations. The reinsurance coverages are tailored to the specific risk characteristics of each product line with VFL's retained amount varying by type of coverage. VFL's life reinsurance includes coinsurance, yearly renewable term and facultative programs. VFL utilizes reinsurance arrangements to limit its maximum loss, provide for diversification of risk, minimize exposures on larger risks, and to exit certain lines of business.

     A majority of the reinsurance utilized by the Company's life insurance operations relates to term life insurance policies. Term life insurance policies issued from 1994 onward are generally ceded at 60% - 90% of the face value from the first dollar. Universal Life policies issued from 1998 onward are generally ceded at 75% of the first dollar. This extensive reinsurance program has generated favorable net commission costs on renewal premiums.

     The ceding of insurance does not discharge VFL of its primary liability to its policyholders. Therefore, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under reinsurance agreements. VFL places reinsurance with other carriers only after careful review of the nature of the contract and a thorough assessment of the reinsurers' credit quality and claim settlement performance. For carriers that are not authorized reinsurers in VFL's state of domicile, VFL receives collateral, primarily in the form of bank letters of credit. Such collateral was approximately $34,527 and $79,082 for December 31, 2001 and 2000 respectively.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     In the table below, the majority of life premium revenue is from long duration type contracts, while the majority of accident and health insurance premiums are from short duration contracts. The effects of reinsurance on premium revenues are shown in the following table:

                                                PREMIUMS
                                -----------------------------------------   ASSUMED/NET
YEAR ENDED DECEMBER 31,          DIRECT    ASSUMED     CEDED       NET           %
-----------------------         --------   --------   --------   --------   -----------
(IN THOUSANDS OF DOLLARS)
2001
  LIFE........................  $715,999   $ 61,582   $736,544   $ 41,037       150%
  ACCIDENT & HEALTH...........    13,234      2,087     13,234      2,087       100%
                                --------   --------   --------   --------
       TOTAL PREMIUMS.........  $729,233   $ 63,669   $749,778   $ 43,124       148%
                                ========   ========   ========   ========
2000
  Life........................  $745,983   $111,346   $778,556   $ 78,773       141%
  Accident & Health...........     9,947    171,930     10,131    171,746       100%
                                --------   --------   --------   --------
       TOTAL PREMIUMS.........  $755,930   $283,276   $788,687   $250,519       113%
                                ========   ========   ========   ========
1999
  Life........................  $633,764   $109,964   $666,003   $ 77,725       141%
  Accident & Health...........     6,539    232,994      6,539    232,994       100%
                                --------   --------   --------   --------
       TOTAL PREMIUMS.........  $640,303   $342,958   $672,542   $310,719       110%
                                ========   ========   ========   ========

     Transactions with Assurance, as part of the Reinsurance Pooling Agreement described in Note 1, are reflected in the above table. Premium revenues ceded to non-affiliated companies were $524.0 million, $503.5 million, and $395.2 million for the years ended December 31, 2001, 2000, and 1999, respectively. Additionally, benefits and expenses for insurance claims and policyholder benefits are net of reinsurance recoveries from non-affiliated companies of $380.7 million, $397.4 million, and $263.4 million for the years ended December 31, 2001, 2000, and 1999, respectively.

     Reinsurance receivables reflected on the balance sheets are amounts recoverable from reinsurers who have assumed a portion of VFL's insurance reserves. These balances are principally due from Assurance pursuant the Reinsurance Pooling Agreement.

     The impact of reinsurance, including transactions with Assurance, on life insurance in force is shown in the following schedule:

                                          LIFE INSURANCE IN FORCE
                                  ---------------------------------------   ASSUMED/NET
                                   DIRECT    ASSUMED    CEDED       NET          %
(IN MILLIONS OF DOLLARS)          --------   -------   --------   -------   -----------
DECEMBER 31, 2001...............  $301,553   $10,959   $303,250   $ 9,262      118.3%
December 31, 2000...............  $298,676   $37,712   $319,593   $16,795      224.5%
December 31, 1999...............  $267,102   $42,629   $281,883   $27,848      153.1%

NOTE 9.  RELATED PARTIES

     As discussed in Note 1, VFL is party to a Reinsurance Pooling Agreement with its parent, Assurance. In addition, VFL is party to the CNA Intercompany Expense Agreement whereby expenses incurred by CNAF and each of its subsidiaries are allocated to the appropriate companies. All acquisition and underwriting expenses allocated to VFL are further subject to the Reinsurance Pooling Agreement with Assurance, so that acquisition and underwriting expenses recognized by VFL are ten percent of the acquisition and underwriting expenses of the combined pool. Pursuant to the foregoing agreements, VFL recorded amortization of deferred

                      VALLEY FORGE LIFE INSURANCE COMPANY
acquisition costs and other operating expenses totaling $16.7 million, $35.4 million, and $37.5 million for 2001, 2000, and 1999, respectively. Expenses of VFL exclude $2.6 million, $5.2 million, and $5.6 million of general and administrative expenses incurred by VFL and allocated to CNAF for the years ended December 31, 2001, 2000, and 1999 respectively. VFL had a payable of $17.8 million and $84.0 million at December 31, 2001 and 2000 respectively to its affiliates.

     There were no interest charges on intercompany receivables or payables for 2001, 2000, and 1999.

NOTE 10.  LEGAL

     VFL is party to litigation arising in the ordinary course of business. The outcome of this litigation will not, in the opinion of management, materially affect the financial position or results of operations of VFL.

NOTE 11.  BUSINESS SEGMENTS

     VFL operates in one reportable segment, the business of which is to market and underwrite insurance products designed to satisfy the life, health and retirement needs of individuals and groups. VFL products are distributed primarily in the United States. Premium revenues earned outside the United States are not material.

     The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to Assurance which is then pooled with the business of Assurance, excluding Assurance's participating contracts and Separate Account business, and 10% of the combined pool is assumed by VFL.

     The following presents net earned premiums by product group for each of the years in the three years ended December 31, 2001:

                                                         2001       2000       1999
(IN THOUSANDS OF DOLLARS)                               -------   --------   --------
Life..................................................  $41,037   $ 78,773   $ 77,725
Accident and Health...................................    2,087    171,746    232,994
                                                        -------   --------   --------
Total.................................................  $43,124   $250,519   $310,719
                                                        =======   ========   ========

     During 1999 and through August 31, 2000, Assurance provided health insurance benefits to postal and other federal employees under the Federal Employees Health Benefit Plan (FEHBP). Premiums under this contract between Assurance and FEHBP totaled $1.4 billion and $2.1 billion for the years ended December 31, 2000,and 1999, respectively, and the portion of these premiums assumed by VFL under the Reinsurance Pooling Agreement totaled $138 million and $207 million for the years ended December 31, 2000 and 1999 respectively. Effective September 1, 2000, the FEHBP business was transferred to another insurance entity owned by CNAF. All the assets and liabilities of this business were transferred through a novation agreement and VFL was relieved of any ongoing direct or contingent liability with respect to this business. See Note 13 below.

NOTE 12.  CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE

     In the first quarter of 1999, VFL adopted Statement of Position 97-3 "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 requires that insurance companies recognize liabilities for insurance-related assessments when an assessment is probable and will be imposed, when it can be reasonably estimated, and when the event obligating the entity to pay or probable assessment has occurred on or before the date of the financial statements. Adoption of SOP 97-3 resulted in

                      VALLEY FORGE LIFE INSURANCE COMPANY
an after tax charge of $234 thousand ($360 thousand, pre-tax) as a cumulative effect of a change in accounting principle for the year 1999.

NOTE 13.  OTHER EVENTS

  FEDERAL HEALTH BENEFIT PLAN TRANSACTIONS

     The Federal Employee Health Benefit Plan (FEHBP) business formerly written by Assurance and assumed by VFL as part of the Reinsurance Pooling Agreement was transferred to Niagara Insurance Company, another insurance entity owned by CNAF, effective September 1, 2000. All assets and liabilities of this business were transferred through a novation agreement, and VFL was relieved of any ongoing direct or contingent liability with respect to this business.

  INDIVIDUAL LIFE REINSURANCE TRANSACTION

     Effective December 31, 2000, VFL and Assurance completed a transaction with Munich American Reassurance Company (MARC), whereby MARC acquired VFL and Assurance's individual Life reinsurance business (Life Re) via a reinsurance agreement. VFL and Assurance will continue to accept and retrocede business on existing Life Re contracts until such time that VFL and Assurance and MARC are able to execute novations of each of Life Re's assumed and retroceded reinsurance contracts.

     MARC assumed approximately $294 million of liabilities (primarily future policy benefits and claim reserves) and approximately $209 million in assets (primarily uncollected premium and deferred policy acquisition costs from Assurance). A portion of the Life Re business is conducted through VFL as part of the Reinsurance Pooling Agreement. VFL's share of the net gain from the reinsurance transaction, which is subject to certain post-closing adjustments was recorded as deferred revenue in 2000 and will be recognized in income over the next six months as Life Re's assumed contracts are novated to MARC. Approximately half of the business and reserves were novated in the fourth quarter of 2001 to MARC. This had no income effect on VFL, but reduced both the direct reserves and the related reinsurance recoverables for this business by 50% of 2001.

  GROUP LIFE AND HEALTH TRANSACTION

     VFL and Assurance along with Casualty (collectively, the "Insurers") have entered into an indemnity reinsurance agreement (the "Agreement") with CNA Group Life Assurance Company ("CNAGLAC"), a newly formed and wholly-owned subsidiary of Casualty whereby most of the existing group life and health insurance business (excluding the FEHBP business which was transferred to another insurance subsidiary of CNAF via a novation agreement and some runoff group and life insurance lines of business that will remain with the Insurers) of the Insurers will be transferred to CNAGLAC via a reinsurance agreement, effective January 1, 2001. The purpose of this transaction, along with the FEHBP transaction that was completed on September 1, 2000, is to move, over time, substantially all of the group life and health insurance business from VFL and Assurance to other insurance subsidiaries of CNAF.

     When CNAGLAC obtains the appropriate licenses to write group life and health insurance business, CNAGLAC intends to replace the group life and health insurance in force contracts of the Insurers, excluding the FEHBP business, with equivalent contracts issued directly by CNAGLAC.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     The following table summarizes VFL's share of the earned premiums, income
(loss) before income tax and total assets for FEHBP, Life Re, and Group Life and Health businesses.

YEAR ENDED DECEMBER 31,                                   2001      2000       1999
-----------------------                                   -----   --------   --------
(IN THOUSANDS OF DOLLARS)
FEDERAL EMPLOYEE HEALTH BENEFIT PLAN:
  Net earned premiums...................................  $  --   $137,681   $207,383
  (Loss) income before income taxes.....................    (22)     1,400      2,180
LIFE RE:
  Net earned premiums...................................    103     22,883     19,417
  (Loss) income before income taxes.....................    288      3,370      2,819
GROUP LIFE AND HEALTH
  Net earned premiums...................................      1     52,487     44,402
  (Loss) income before income taxes.....................   (134)     2,739         65

  WORLD TRADE CENTER EVENT

     During the third quarter of 2001, VFL recorded losses related to the September 11, 2001 World Trade Center disaster and related events (WTC). Management's estimate of pretax losses related to the WTC catastrophe on a gross basis (before reinsurance) and on a net basis (after reinsurance) resulted in $7.5 million gross and $2.2 million net for VFL. The after tax impact of WTC catastrophe is estimated at $4.9 million, gross of reinsurance and $1.4 million, net of reinsurance for VFL. The loss estimate is based on a total industry loss of $50 billion and includes all lines of insurance. These loss estimates are subject to considerable uncertainty. Subsequent developments on claims arising out of the WTC catastrophe could result in an increase in the total estimated loss, which could be material to the results of operations.

NOTE 14.  RESTRUCTURING AND OTHER RELATED CHARGES

     In December 2001, CNA announced a restructuring plan (the 2001 Plan) which included VFL. The objective of the 2001 Plan was to create a simplified and leaner organization for our customers and business partners. The major components of the plan included a reduction in the number of strategic business units (SBU) in the property-casualty operations, changes in the strategic focus of the Life Operations and consolidation of real estate locations. The strategic changes in Life Operations include a decision to discontinue the variable life and variable annuity businesses. VFL accrued these restructuring and other related charges in the fourth quarter of 2001 in the amount of $5.1 million, pretax. These charges include employee termination and related benefits costs of $0.7 million, impaired asset charges related to the write-off of software of $0.9 million, and other costs of $3.5 million which included the write-off of deferred acquisition cost on the inforce variable life and variable annuity contracts, as the company believes that the decision to discontinue these businesses will negatively impact the persistency of the contracts. VFL does not expect to incur significant amounts of additional charges with respect to the 2001 Plan in any future period and, as a result, does not intend to separately classify such expenses as restructuring and related charges when they occur.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     The following table summarizes the 2001 Plan Initial Accrual and the activity in that accrual during 2001.

                                                EMPLOYEE
                                               TERMINATION
                                               AND RELATED   IMPAIRED
                                                 BENEFIT      ASSET      OTHER
                                                  COSTS      CHARGES     COSTS     TOTAL
(IN THOUSANDS OF DOLLARS)                      -----------   --------   -------   -------
2001 Plan initial accrual....................     $702         $944     $ 3,476   $ 5,122
Costs that did not require cash..............       --           --      (3,462)   (3,462)
Payments charged against liability...........       --           --          --        --
                                                  ----         ----     -------   -------
ACCRUED COSTS AT DECEMBER 31, 2001...........     $702         $944     $    14   $ 1,660
                                                  ====         ====     =======   =======

                                  SCHEDULE III

                      VALLEY FORGE LIFE INSURANCE COMPANY
                      SUPPLEMENTARY INSURANCE INFORMATION

                                             GROSS INSURANCE RESERVES
                                     -----------------------------------------
                        DEFERRED     CLAIM AND     FUTURE                          NET         NET
YEAR ENDED             ACQUISITION     CLAIM       POLICY     CONTRACTHOLDERS'   PREMIUM    INVESTMENT
DECEMBER 31,              COSTS       EXPENSE     BENEFITS         FUNDS         REVENUE      INCOME
------------           -----------   ---------   ----------   ----------------   --------   ----------
(IN THOUSANDS OF
 DOLLARS)
2001.................   $121,311     $132,803    $3,254,161       $30,377        $43,124     $49,320

2000.................   $126,352     $110,418    $3,038,477       $40,338        $250,519    $46,665

1999.................   $127,297     $139,653    $2,751,396       $43,466        $310,719    $39,148


                          INSURANCE       AMORTIZATION
                          CLAIMS AND      OF DEFERRED      OTHER
YEAR ENDED             CONTRACTHOLDERS'   ACQUISITION    OPERATING
DECEMBER 31,               BENEFITS          COSTS       EXPENSES
------------           ----------------   ------------   ---------
(IN THOUSANDS OF
 DOLLARS)
2001.................      $ 63,185         $13,367       $13,693
2000.................      $235,910         $14,428       $24,511
1999.................      $291,970         $13,942       $27,387

                                   SCHEDULE V

                      VALLEY FORGE LIFE INSURANCE COMPANY

                 VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

                                        BALANCE     CHARGED    CHARGED                 BALANCE
                                          AT          TO          TO                     AT
                                       BEGINNING   COSTS AND    OTHER                  END OF
                                       OF PERIOD   EXPENSES    ACCOUNTS   DEDUCTIONS   PERIOD
(IN THOUSANDS OF DOLLARS)              ---------   ---------   --------   ----------   -------
YEAR ENDED DECEMBER 31, 2001
  Deducted from assets:
     Allowance for doubtful accounts:
       Receivables...................     $28        $118        $--         $--        $146
                                          ===        ====        ===         ===        ====
YEAR ENDED DECEMBER 31, 2000
  Deducted from assets:
     Allowance for doubtful accounts:
       Receivables...................     $12        $ 16        $--         $--        $ 28
                                          ===        ====        ===         ===        ====
YEAR ENDED DECEMBER 31, 1999
  Deducted from assets:
     Allowance for doubtful accounts:
       Receivables...................     $26        $ 43        $--         $57        $ 12
                                          ===        ====        ===         ===        ====

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)       Financial Statements

          Financial statements for Valley Forge Life Insurance Company (the "Company") and the financial statements for Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Variable Account") are included in Part B hereof.

(b)       Exhibits
          (1)    (a)  Certified resolution of the board of directors of the
                      Company dated October 18, 1995, establishing the Variable Account.*

          (2)         Not applicable.

          (3) Form of underwriting agreement between the Company and CNA Investor Services, Inc. ("CNA/ISI").**

          (4)    (a)  Form of Flexible Premium Deferred Variable Annuity
                      Contract (the "Contract").*

                 (b)  Form of Qualified Plan Endorsement.*

                 (c)  Form of IRA Endorsement.*

                 (d)  Form of Nursing Home Confinement, Terminal Medical
                       Condition, Total Disability Endorsement.*

                 (e)  Endorsement (Amending MVA Provision).+++

                 (f)  Tax Sheltered Annuity Endorsement.+++

          (5)         Contract Application.+

          (6)    (a)  Articles of Incorporation of the Company.*

                 (b)  By-Laws of the Company.*

          (7)         Not applicable.

          (8)    (a)  Form of Participation Agreement between the Company and
                      Insurance Management Series.**

                 (b)  Form of Participation Agreement between the Company and
                       Variable Insurance Products Fund.**

                 (c) Form of Participation Agreement between the Company and The Alger American Fund.**

                 (d) Form of Participation Agreement between the Company and MFS Variable Insurance Trust. **

                 (e) Form of Participation Agreement between the Company and SoGen Variable Funds, Inc. **

                 (f) Form of Participation Agreement between the Company and Van Eck Worldwide Insurance Trust.**

                 (g) Form of Participation Agreement between the Company and Janus Aspen Series.++

                 (h) Form of Participation Agreement among the Company, CNA Investor Services, Inc., Lazard Asset Management and
                         Lazard Retirement Series, Inc.#

                 (i) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and the Company.#

                 (j) Form of Participation Agreement among the Company, CNA Investor Services, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc.#

                 (k)  Form of Shareholder Services Agreement between the
                      Company and American Century  Investment Management, Inc.#

                 (l) Form of Participation Agreement between the Company and Morgan Stanley Dean Witter Universal Funds, Inc.#

          (9)         Opinion of Counsel.

          (10)   (a)  Independent Auditors' Consent.

                 (b)  Consent of William K. Borland.

          (11)        Not applicable.

          (12)        Not applicable.

          (13)        Calculation of Performance Information.

          (14)        Financial Data Schedule for Electronic Filers.
                       (Not Applicable)

               * Incorporated herein by reference to the initial filing of this Form N-4 Registration on February 20, 1996.

              ** Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

               + Incorporated herein by reference to filing of Post-Effective Amendment Number 4 to this Form N-4 Registration Statement on April 26, 1999.

              ++ Incorporated herein by reference to the filing of Post-Effective Amendment Number 5 to this Form N-4 Registration Statement on September 2, 1999.

              +++ Incorporated by reference to the filing of Post-Effective Amendment Number 6 to this Form N-4 Registration Statement on March 2, 2000.

               # Incorporated by reference to the filing of Post-Effective Amendment Number 7 to this Form N-4 Registration Statement on April 25, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE COMPANY

     The name, age, positions and offices, term as director, and business experience during the past five years for Valley Forge Life Insurance Company's ("VFL") directors and executive officers are listed in the following table:

-----------------------------------------------------------------------------------------------------
                                          OFFICERS OF VFL
-----------------------------------------------------------------------------------------------------

                                    Position(s) Held                            Principal Occupation(s)
Name and Address           Age      With VFL                                    During Past Five Years

Bernard L. Hengesbaugh     55       Director, Chairman                          Chairman of the Board and Chief Executive Officer of
CNA Plaza                           of the Board, President                     CNA Insurance Companies since February, 1999.
Chicago, Illinois 60685             and Chief Executive                         Prior thereto, Mr. Hengesbaugh was Executive Vice
                                    Officer                                     President and Chief Operating Officer of CNA
                                                                                Insurance Companies since February, 1998.  Prior
                                                                                thereto,  Mr. Hengesbaugh was Senior Vice President
                                                                                of CNA Insurance Companies since November, 1990.

Jonathan D. Kantor         46       Executive Vice                              Senior Vice President, Secretary and General Counsel
CNA Plaza                           President, Secretary,                       of CNA Insurance Companies since April, 1997.
Chicago, Illinois 60685             General Counsel and                         Prior thereto, Mr. Kantor was Group Vice President
                                    Director of CNA Insurance Companies since
April, 1994.

Robert V. Deutsch          42       Executive Vice                              Senior Vice President and Chief Financial Officer of
CNA Plaza                           President, Chief                            CNA Insurance Companies since August, 1998.  Prior
Chicago, Illinois 60685             Financial Officer and                       thereto, Mr. Deutsch was an officer for Executive
                                    Director                                    Risk, Inc.

Thomas Pontarelli          52       Executive Vice                              Senior Vice President of CNA Insurance Companies
CNA Plaza                           President and                               since April, 2000.  Prior thereto, Mr. Pontarelli
Chicago, Illinois 60685             Director                                    was Group Vice President of CNA Insurance Companies
                                                                                since January, 1998. From May 1974 to December 1997,
                                                                                Mr. Pontarelli held a series of positions
                                                                                culminating in Chief Executive Officer and President
                                                                                of Washington National Insurance Company.

Donald P. Lofe, Jr.        45       Group Vice                                  Group Vice President of CNA Insurance Companies
CNA Plaza                           President and                               since October, 1998.  Prior thereto, Mr. Lofe served
Chicago, Illinois 60685             Director                                    as partner-in-charge of PricewaterhouseCoopers LLP.

Lawrence J. Boysen         46       Group Vice                                  Group Vice President of CNA
CNA Plaza                           President, Controller                       Insurance Companies since
Chicago, Illinois 60685             and Director                                February, 1996.

Stephen W. Lilienthal      52       President and Chief                         President and Chief Executive Officer, Property
CNA Plaza                           Executive Officer,                          & Casualty Operations of the CNA Insurance Companies
Chicago, Illinois 60685             Property & Casualty                         since July, 2001.  From June, 1993 to June, 1998,
                                    Operations                                  senior officer of USF & G Corporation (USFG).
                                                                                In April, 1998, USF & G was acquired by the St. Paul
                                                                                Companies.  Mr. Lilienthal was Executive Vice
                                                                                President of the St. Paul Companies until July 2001.
                                                                                Executive Officer of the Registrant  since 2001.

Robert W. Patin            59       President and Chief                         President and Chief Executive Officer, CNA Group
CNA Plaza                           Executive Officer,                          Operations of the CNA Insurance Companies since
Chicago, Illinois 60685             CNA Group                                   January, 2001. Prior thereto, Mr. Patin was
                                    Operations                                  President and Chief Operating Officer of Big Idea
                                                                                Productions from 1998 to 2001. From 1988 to 1998,
                                                                                he was Chairman of the Board and Chief Executive
                                                                                Officer of Washington National Corp.


     Each director is elected to serve until the next annual meeting of stockholders or until his or her successor is elected and shall have qualified. Some directors hold various executive positions with insurance company affiliates of VFL. Executive officers serve at the discretion of the Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a stock life insurance company of which all of the voting securities are owned by Continental Assurance Company. Continental Assurance Company is owned by Continental Casualty Company, a stock casualty insurance company organized under the Illinois Insurance Code, the home office of which is located at CNA Plaza, Chicago, Illinois 60685. All of the voting securities of Continental Casualty Company are owned by CNA Financial Corporation, a Delaware Corporation, CNA Plaza, Chicago, Illinois 60685. As of December 31, 2001, 89% of the outstanding voting securities of CNA Financial Corporation are owned by Loews Corporation, a Delaware Corporation, 667 Madison Avenue, New York, New York 10021-8087. Loews Corporation has interests in insurance, hotels, watches and other timing devices, drilling rigs and tobacco. Laurence A. Tisch is Co-Chairman of the Board and a director of Loews Corporation and Chief Executive Officer and a director of CNA Financial Corporation. Preston R. Tisch is Co-Chairman of the Board and a director of Loews Corporation and a director of CNA Financial Corporation. James S. Tisch is President and Chief Executive Officer and director of Loews Corporation and a director of CNA Financial Corporation. Various companies and other entities controlled by CNA Financial Corporation may be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth below:

                           PRIMARY SUBSIDIARIES OF CNA


                                                                        PLACE OF
COMPANY                                                            INCORPORATION
---------                                                            -------------
AMS Services, Inc. and subsidiaries (10)                           Delaware

Alexsis, Inc. and subsidiaries (4)                                 Maryland

American Casualty Company of Reading, Pennsylvania (ACCO)          Pennsylvania

Boston Old Colony Insurance Company                                Massachusetts

Claims Administration Corp.                                        Maryland

CNA Casualty of California                                         California

CNA Surety Corporation                                             Delaware

Columbia Casualty Company                                          Illinois

Commercial Insurance Company of Newark, N.J.                       New Jersey

Continental Assurance Company (CAC)                                Illinois

Continental Casualty Company (CCC)                                 Illinois

Continental Lloyd's Insurance Company                              Texas

Continental Reinsurance Corporation                                California

Firemen's Insurance Company of Newark, New Jersey                  New Jersey

Kansas City Fire and Marine Insurance Company                      Missouri

National Fire Insurance Company of Hartford (NFI)                  Connecticut

National-Ben Franklin Insurance Company of Illinois                Illinois

Niagara Fire Insurance Company                                     Delaware

Pacific Insurance Company                                          California

The Buckeye Union Insurance Company                                Ohio

The Continental Corporation, Inc. (CIC)                            New York

The Continental Insurance Company                                  New Hampshire

The Continental Insurance Company of New Jersey                    New Jersey

Convida Holdings, Ltd and subsidiary (1)                           Bahamas

The Fidelity and Casualty Company of New York                      New Hampshire

The Glens Falls Insurance Company                                  Delaware

The Mayflower Insurance Company, Ltd.                              Indiana

Transcontinental Insurance Company                                 New York

Transcontinental Technical Services, Inc. (ServCo)                 Illinois

Transportation Insurance Company                                   Illinois

Valley Forge Insurance Company                                     Pennsylvania

Valley Forge Life Insurance Company                                Pennsylvania

Western National Warranty Corporation and subsidiary (1) Arizona

All other Subsidiaries, when aggregated, are not considered significant.

ITEM 27.  NUMBER OF CONTRACTOWNERS

     As of April 10, 2002, the Separate Account had 4,309 qualified contract owners and 4,845 non-qualified contract owners.

ITEM 28.  INDEMNIFICATION

     The registrant has no officers, directors or employees. The depositor and the registrant do not indemnify the officers, directors of employees of the depositor. CNA Financial Corporation, ("CNAFC") a parent of the depositor, indemnifies the depositor's officers, directors and employees in their capacity as such. Most of the depositor's officers, directors and employees are also officers, directors and/or employees of CNAFC.

     CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of CNAFC) by reason of the fact that he is or was a director, officer, employee, or agent of CNAFC, or was serving at the request of CNAFC as a director, office, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

     CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of CNAFC to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee or agent of CNAFC, or was serving at the request of CNAFC as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC. No indemnification is made, however, in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to CNAFC unless and only to the extent that a court determines that, despite the adjudication of liability but in view of all of the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court deems proper.

     To the extent that any person referred to above is successful on the merits or otherwise in defense of any action, suit or proceeding referred to above, or in defense of any claim, issue or matter therein, CNAFC will indemnify such person against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith. CNAFC may advance to such a person, expenses incurred in defending a civil or criminal action, suit or proceeding as authorized by CNAFC's board of directors upon receipt of an undertaking by (or on behalf of) such person to repay the amount advanced unless it is ultimately determined that he is entitled to be indemnified.

     Indemnification and advancement of expenses described above (unless pursuant to a court order) is only made as authorized in the specific case upon a determination that such indemnification or advancement of expenses is proper in the circumstances because he has met the applicable standard of conduct. Such determination must be made by a majority vote of a quorum of CNAFC's board of directors who are not parties to the action, suit or proceeding or by independent legal counsel in a written opinion or by CNAFC's stockholders.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) CNAISI is the registrant's principal underwriter and also serves as the principal underwriter of certain variable annuity contracts and variable life insurance contracts issued by the Company and certain variable annuity contracts and variable life insurance contracts issued by affiliates of the Company.

(b) CNA Investor Services Inc.("CNAISI") is the principal underwriter for the Policies. The following persons are the officers and directors of CNAISI.

     Name and Principal  Positions and Offices
     Business Address    with Underwriter
     ----------------    ----------------
     Carol Kuntz            President, Chief Executive Officer
                            and Director
     Stephanie Sledge       Vice President and Director
     Jeffery Hoelzel        Director and Corporate Secretary

The principal business address for each officer and director of CNAISI is CNA, 100 CNA Drive, Nashville, Tennessee 37214.

(c)  Not applicable.

Item 30.  LOCATION BOOKS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at CNA Plaza, Chicago, Illinois 60685, or 100 CNA Drive, Nashville, Tennessee 37214-3439 and by CNA/ISI at CNA Plaza, Chicago, Illinois 60685.

ITEM 31.  MANAGEMENT SERVICES

All management contracts, if any, are discussed in Part B of this filing.

ITEM 32.  UNDERTAKINGS

          (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

          (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

          (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

          (d) Valley Forge Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the Services rendered, the expenses expected to be incurred, and the risks assumed by the Valley Forge Life Insurance Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on this 24th day of April, 2002.


                                 VALLEY FORGE LIFE INSURANCE COMPANY
                                       on behalf of its separate account

                                       VALLEY FORGE LIFE INSURANCE COMPANY
                                 VARIABLE ANNUITY SEPARATE ACCOUNT
                                       (Registrant)


                                 By:    /s/ DAVID L. STONE
                                    ---------------------------------
                                           David L. Stone

                                       VALLEY FORGE LIFE INSURANCE COMPANY
                                       (Depositor)

                                 By:    /s/ DAVID L. STONE
                                    ---------------------------------
                                            David L. Stone

     Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                          Title                           Date
-----------                        -----                           ----


/s/ Bernard L. Hengesbaugh         President,                       4-27-02
---------------------------        Chairman of the Board,           ---------
Bernard L. Hengesbaugh             Chief Executive Officer          Date
                                   and Director

/s/ Robert V. Deutsch              Executive Vice President,        4-19-02
------------------------           Chief Financial Officer          ---------
Robert V. Deutsch                  and Director                     Date


/s/ Jonathan D. Kantor                                              4-22-02
------------------------           Director, Executive Vice         ---------
Jonathan D. Kantor                 President, General Counsel       Date
                                   and Secretary

/s/Thomas Pontarelli                                                4-19-02
-----------------------            Director and Group               ---------
Thomas Pontarelli                  Vice President                   Date


/s/ Donald P. Lofe, Jr                                               4-22-02
------------------------           Group Vice President             ---------
Donald P. Lofe, Jr.                and Director                     Date

                                                                    4-22-02
/s/Lawrence J. Boysen              Director, Group Vice,            ---------
------------------------           President and Controller         Date
Lawrence J. Boysen


                                INDEX TO EXHIBITS

EX-99.B9     Opinion of Counsel
EX-99.B10(a) Independent Auditors' Consent
EX-99.B10(b) Consent of William K. Borland
EX-99.B13    Calculation of Performance Information